As filed with the Securities and Exchange Commission on February 28, 2008


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


           Registration Statement Under the Securities Act of 1933    [X]
                       Pre-Effective Amendment No. __                 [ ]


                       Post-Effective Amendment No. 56                [X]


                                       and
Registration Statement Under the Investment Company Act of 1940


                                          Amendment No. 57            [X]


                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                            Edward S. Garlock, Esq.
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                        Copy to: Arthur L. Zwickel, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                515 S. Flower St., Los Angeles, California 90071

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

             It is proposed that this filing will become effective:



        [X]    Immediately upon filing pursuant to paragraph (b)


        [ ]    On (date) pursuant to paragraph (b)

        [ ]    60 days after filing pursuant to paragraph (a)(1)

        [ ]    On (date) pursuant to paragraph (a)(1)


        [ ]    75 days after filing pursuant to paragraph (a)(2)


        [ ]    On (date) pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

      Title of Securities being registered: Shares of Beneficial Interest

[PAYDEN LOGO]

PROSPECTUS

FEBRUARY 28, 2008

> U.S. BOND FUNDS
Payden Cash Reserves Money Market Fund
Payden Limited Maturity Fund
Payden Short Bond Fund
Payden U.S. Government Fund
Payden GNMA Fund
Payden Core Bond Fund
Payden Opportunity Bond Fund
Payden High Income Fund

> TAX EXEMPT BOND FUNDS
Payden Tax Exempt Bond Fund
Payden California Municipal Income Fund

> GLOBAL BOND FUNDS
Payden Global Short Bond Fund
Payden Global Fixed Income Fund
Payden Emerging Markets Bond Fund

> U.S. EQUITY FUNDS
Payden Value Leaders Fund
Payden Market Return Fund
Payden U.S. Growth Leaders Fund

> INTERNATIONAL EQUITY FUNDS
Payden Global Equity Fund
Metzler/Payden European Emerging Markets Fund
Metzler/Payden European Leaders Fund
Metzler/Payden International Real Estate Fund

> TARGET DATE FUNDS
Payden/Wilshire Longevity Fund 2010+
Payden/Wilshire Longevity Fund 2020+
Payden/Wilshire Longevity Fund 2030+
Payden/Wilshire Longevity Fund 2040+

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[PAYDEN LOGO]

                     TABLE OF CONTENTS

> OVERVIEW OF THE PROSPECTUS                      4

> U.S. BOND FUNDS
Payden Cash Reserves Money Market Fund            5
Payden Limited Maturity Fund                      6
Payden Short Bond Fund                            7
Payden U.S. Government Fund                       9
Payden GNMA Fund                                 10
Payden Core Bond Fund                            12
Payden Opportunity Bond Fund                     13
Payden High Income Fund                          15

> TAX EXEMPT BOND FUNDS
Payden Tax Exempt Bond Fund                      17
Payden California Municipal Income Fund          18

> GLOBAL BOND FUNDS
Payden Global Short Bond Fund                    20
Payden Global Fixed Income Fund                  22
Payden Emerging Markets Bond Fund                23

> U.S. EQUITY FUNDS
Payden Value Leaders Fund                        25
Payden Market Return Fund                        27
Payden U.S. Growth Leaders Fund                  29

> INTERNATIONAL EQUITY FUNDS
Payden Global Equity Fund                        30
Metzler/Payden European Emerging Markets Fund    32
Metzler/Payden European Leaders Fund             33
Metzler/Payden International Real Estate Fund    35

> TARGET DATE FUNDS
Payden/Wilshire Longevity Fund 2010+             37
Payden/Wilshire Longevity Fund 2020+             38
Payden/Wilshire Longevity Fund 2030+             39
Payden/Wilshire Longevity Fund 2040+             40

> MORE ABOUT STRATEGIES, RISKS
   AND DISCLOSURE OF PORTFOLIO HOLDINGS          46

> MANAGEMENT OF THE FUNDS                        50

> SHAREHOLDER INFORMATION
Pricing of Fund Shares: Net Asset Value          54
How to Purchase Shares                           55
How to Redeem Shares                             59
Market Timing Activities and Redemption Fees     59
Dividends, Distributions and Taxes               60
General Information                              60

Appendix A: Description of Ratings               61
Appendix B: Privacy Notice                       65
Appendix C: Financial Highlights                 66

4                OVERVIEW OF THE PROSPECTUS                  Payden Mutual Funds

      This Prospectus is a combined prospectus providing information on the twenty-one mutual funds of The Payden & Rygel Investment Group (the "P&R Trust"), and information on the three mutual funds of The Metzler/Payden Investment Group (the"M/P Trust"). Throughout this Prospectus, these twenty-four mutual funds may be referred to individually, as a "Fund", and collectively, as the "Funds." This Prospectus is organized as follows:

- Seventeen of the P&R Trust mutual funds are referred to from time to time in this Prospectus as the "Payden Funds." They consist of the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Short Bond Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Opportunity Bond Fund, Payden High Income Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Global Short Bond Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Value Leaders Fund, Payden Market Return Fund, Payden U.S. Growth Leaders Fund and Payden Global Equity Fund. The investment adviser to the Payden Funds is Payden & Rygel ("Payden").

- The three mutual funds of the M/P Trust, the Metzler/Payden European Emerging Markets Fund, Metzler/Payden European Leaders Fund and Metzler/Payden International Real Estate Fund, are referred to from time to time in this Prospectus as the "Metzler/Payden Funds." The investment adviser to the Metzler/Payden Funds is Metzler/Payden LLC
      ("Metzler/Payden").

- The Payden Funds and Metzler/Payden Funds are grouped together in this Prospectus by type, i.e., the U.S. Bond Funds, Tax Exempt Bond Funds, Global Bonds Funds, U.S. Equity Funds and International Equity Funds.

- Each of the remaining four mutual funds of the P&R Trust, the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+, is structured as a "fund of funds" and is discussed in the "Target Date Funds" section of this Prospectus. They are referred to from time to time in this Prospectus as the "Longevity Funds", or the "Payden/Wilshire Longevity Funds." Payden is the investment adviser to each of the Longevity Funds and is responsible for overall over-sight of the investment program of these Funds. Wilshire Associates Incorporated(R) ("Wilshire") has been retained as the sub-adviser to manage the assets of each Longevity Fund.

Prospectus                 U.S. BOND FUNDS                                    5

PAYDEN CASH RESERVES MONEY MARKET FUND TICKER SYMBOL PBHXX

INVESTMENT OBJECTIVE:

      The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund purchases only high-quality corporate, bank and government debt securities of U.S. and foreign issuers payable in U.S. dollars. The Fund invests only in securities rated in the highest category for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or securities Payden determines to be of comparable quality.

- The Fund invests at least 80% of its total assets in high-quality government debt securities of U.S. and foreign issuers. It may invest up to 20% of its total assets in high-quality corporate and bank debt securities of U.S. and foreign issuers.

- The Fund's average portfolio maturity (on a dollar-weighted basis) will not exceed 90 days.

PRINCIPAL INVESTMENT RISKS:

- Although the Fund seeks to preserve the value of your investment at $1 per share, you could lose money by investing in this Fund.

- A decline in short-term interest rates would lower the Fund's yield and the return on your investment.

- Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of two broad measures of market performance, the Lipper Money Market Average and the Lipper Government Money Market Average.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           5.25%
1999                                           5.06%
2000                                           6.25%
2001                                           4.08%
2002                                           1.69%
2003                                           0.95%
2004                                           1.16%
2005                                           2.98%
2006                                           4.87%
2007                                           5.04%

(During the ten-year period, the Fund's best quarter was 4thQ 2000 (1.62%), and the worst quarter was 3rdQ 2003 (0.21%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07        1 YEAR     5 YEARS     10 YEARS
---------------------------------------        -------    -------     --------
PAYDEN CASH RESERVES MONEY MARKET FUND          5.04%       2.98%        3.72%
Lipper Money Market Average                     4.49%       2.40%        3.13%
Lipper Government Money Market Average          4.42%       2.42%        3.14%

Call 1-800-572-9336 between 8:00 a.m. and 5:00 p.m. (Pacific time) for the current 7-day yield.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads, and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                      0.15%
   Other Expenses                                                      0.21%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   0.36%
   Fee Waiver or Expense Reimbursement(1)                              0.11%
NET ANNUAL FUND OPERATING EXPENSES                                     0.25%

----------
(1) Payden has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Net Annual Fund Operating Expenses exceed 0.25%. This agreement has a one-year term ending February 27, 2009; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. In each case, it shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1-year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

6                      U.S. BOND FUNDS                      Payden Mutual Funds

        1 YEAR              3 YEARS             5 YEARS                 10 YEARS
        ------              -------             -------                 --------
         $26                 $105                $191                     $445

PAYDEN LIMITED MATURITY FUND TICKER SYMBOL PYLMX

INVESTMENT OBJECTIVE:

      The Fund seeks a total return that, over time, is greater than money market funds and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's
      (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is two years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

 PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- The Fund is "non-diversified," As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

 PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch 90-Day Treasury Bill Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           5.83%
1999                                           4.65%
2000                                           7.00%
2001                                           6.21%
2002                                           2.40%
2003                                           1.22%
2004                                           1.08%
2005                                           2.55%
2006                                           4.52%
2007                                           1.97%

(During the ten-year period, the Fund's best quarter was 1stQ 2001 (2.13%), and the worst quarter was 3rdQ 2007 (-0.32%).

Prospectus                      U.S. BOND FUNDS                                7

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                  1 YEAR    5 YEARS    10 YEARS
---------------------------------------                 -------    -------    --------
PAYDEN LIMITED MATURITY FUND
Before Taxes                                               1.97%      2.26%       3.72%
After Taxes on Distributions                               0.23%      1.15%       2.12%
After Taxes on Distributions and Sale of Fund Shares       1.28%      1.29%       2.20%
                                                        -------    -------    --------
Merrill Lynch 90-day Treasury Bill Index(1)                5.00%      3.06%       3.77%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                       0.28%
  Other Expenses                                                       0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   0.55%
  Fee Waiver or Expense Reimbursement(1)                               0.05%
NET ANNUAL FUND OPERATING EXPENSES                                     0.50%

----------
(1) Payden has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Net Annual Fund Operating Expenses exceed 0.50%. This agreement has a one-year term ending February 27, 2009; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. In each case, it shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1-year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 YEAR             3 YEARS             5 YEARS                10 YEARS
         ------             -------             -------                --------
           $51               $171                $302                    $684

PAYDEN SHORT BOND FUND TICKER SYMBOL PYSBX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and
    (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.

- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden determines to be of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund invests at least 65% of its total assets in securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

8                      U.S. BOND FUNDS                      Payden Mutual Funds

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of the these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch 1-3 Year Treasury Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           6.46%
1999                                           2.68%
2000                                           8.51%
2001                                           8.70%
2002                                           6.24%
2003                                           2.38%
2004                                           1.20%
2005                                           1.31%
2006                                           4.23%
2007                                           5.91%

(During the ten-year period, the Fund's best quarter was 3rdQ 2001 (3.45%), and the worst quarter was 2ndQ 2004 (-1.38%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                 1 YEAR    5 YEARS    10 YEARS
---------------------------------------                 ------    -------    --------
PAYDEN SHORT BOND FUND
Before Taxes                                              5.91%      2.99%       4.73%
After Taxes on Distributions                              4.24%      1.76%       2.98%
After Taxes on Distributions and Sale of Fund Shares      3.81%      1.84%       2.97%
                                                        ------    -------    --------
Merrill Lynch 1-3 Year Treasury Index(1)                  7.32%      3.12%       4.75%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)              0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                       0.28%
   Other Expenses                                                       0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES                                    0.52%

Prospectus                      U.S. BOND FUNDS                                9

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

        1 YEAR              3 YEARS             5 YEARS              10 YEARS
        ------              -------             -------              --------
         $53                 $167                $291                  $653

PAYDEN U.S. GOVERNMENT FUND TICKER SYMBOL PYUSX

INVESTMENT OBJECTIVE:
          The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests primarily in short to intermediate maturity "U.S. Government Obligations," which are defined as U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the U.S. Government, Government sponsored enterprises (such as the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. Government Obligations. The Fund otherwise may invest in the same types of obligations issued by U.S. entities as the Payden Limited Maturity Fund, subject to the maturity limitations described below.

- Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity often years. The average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of five years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and issuer scenario analysis, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, mortgage-backed securities issued by GNMA are backed by the full faith and credit of the United States. On the other hand, mortgaged-backed securities issued by FNMA and FHLMC are not. However, each of FNMA and FHLMC currently has a credit line with the U.S. Treasury. For further information, please see the "More About Strategies, Risks and Disclosure of Portfolio Holdings" (U.S. Government and Agency Securities)
      section in this Prospectus.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch 1-5 Year Treasury Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

10                     U.S. BOND FUNDS                      Payden Mutual Funds

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           7.79%
1999                                           1.78%
2000                                           8.86%
2001                                           8.49%
2002                                           8.20%
2003                                           1.15%
2004                                           1.44%
2005                                           1.03%
2006                                           4.01%
2007                                           7.07%

(During the ten-year period, the Fund's best quarter was 3rdQ 2001 (4.40%), and the worst quarter was 2ndQ 2004 (-1.96%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                 1 YEAR    5 YEARS    10 YEARS
                                                        ------    -------    --------
PAYDEN U.S. GOVERNMENT FUND
Before Taxes                                              7.07%      2.91%       4.93%
After Taxes on Distributions                              5.48%      1.63%       3.15%
After Taxes on Distributions and Sale of Fund Shares      4.56%      1.76%       3.14%
                                                        ------    -------    --------
Merrill Lynch 1-5 Year Treasury Index(1)                  8.16%      3.31%       5.07%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)               0.00%
ANNUAL FUND OPERATING EXPENSES(expenses deducted from Fund assets)
   Management Fee                                                        0.28%
   Other Expenses                                                        0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.60%

----------
(1) Payden has contractually agreed that for so long as it is the investment adviser to the Fund, Total Annual Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

          1 YEAR              3 YEARS            5 YEARS             10 YEARS
          ------              -------            -------             --------
           $61                  $192              $335                 $750

PAYDEN GNMA FUND TICKER SYMBOL PYGNX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage- backed securities ("GNMA Securities"), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other"U.S. Government Obligations," which are defined as U.S. Treasury bonds, notes and bills, and other bonds and obligations issued or guaranteed by the U.S. Government, Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities, and in the same types of investment grade obligations issued by U.S. entities as the Payden Core Bond Fund.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and issuer scenario analysis, in making investment decisions.

Prospectus                      U.S. BOND FUNDS                               11

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not affect the prices of GNMA Securities as much as the prices of comparable debt securities. This is because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the longer the Fund's average portfolio maturity, generally the greater the price fluctuation. Finally, the price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- The Fund is subject to the prepayment risk applicable to the mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.

- Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA securities are backed by the full faith and credit of the United States. On the other hand, mortgage-backed securities issued by FNMA and FHLMC are not. However, each of FNMA and FHLMC currently has a credit line with the U.S. Treasury. For further information, please see the "More About Strategies, Risks and Disclosure of Portfolio Holdings" (U.S. Government and Agency Securities) section in this Prospectus.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

 PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch GNMA Master Index

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
2000                                           11.23%
2001                                            7.69%
2002                                            9.93%
2003                                            3.05%
2004                                            4.19%
2005                                            2.95%
2006                                            4.40%
2007                                            6.22%

(During the eight-year period, the Fund's best quarter was 2ndQ 2002 (3.97%), and the worst quarter was 2ndQ 2004 (-1.27%).


AVERAGE ANNUAL RETURNS THROUGH 12/31/07


                                                                                        INCEPTION
GNMA FUND                                                          1 YEAR    5 YEARS     (8/27/99)
                                                                   ------    -------    ---------
Before Taxes                                                         6.22%      4.16%        6.12%
After Taxes on Distributions                                         4.34%      2.20%        3.77%
After Taxes on Distributions and Sale of Fund Shares                 4.00%      2.38%        3.80%
                                                                   ------    -------    ---------
Merrill Lynch GNMA Master Index(1)                                   6.82%      4.43%        6.15%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

12                     U.S. BOND FUNDS                      Payden Mutual Funds

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                      0.27%
   Other Expenses                                                      0.23%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                0.50%

----------
(1) Payden has contractually agreed that for so long as it is the investment adviser to the Fund. Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.50%.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

        1 YEAR            3 YEARS              5 YEARS                 10 YEARS
        -----             -------             --------                 --------
         $51                $160                $280                    $628

PAYDEN CORE BOND FUND TICKER SYMBOL PYCBX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts; (7) exchange-traded funds and (8) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB -- ), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity, Payden reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST  FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Lehman Aggregate Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

Prospectus                      U.S. BOND FUNDS                               13

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                            8.08%
1999                                           -2.29%
2000                                           10.33%
2001                                            9.55%
2002                                           11.53%
2003                                            4.03%
2004                                            4.50%
2005                                            1.92%
2006                                            2.21%
2007                                            5.55%

(During the ten-year period, the Fund's best quarter was 3rdQ 2001 (5.60%), and the worst quarter was 2ndQ 2004 (-2.73%).


AVERAGE ANNUAL RETURNS THROUGH 12/31/07                 1 YEAR    5 YEARS    10 YEARS
-----------------------------------------               ------    -------    --------
PAYDEN CORE BOND FUND
Before Taxes                                              5.55%      3.63%       5.46%
After Taxes on Distributions                              3.76%      2.09%       3.48%
After Taxes on Distributions and Sale of Fund Shares      3.57%      2.21%       3.45%
                                                        ------    -------    --------
Lehman Aggregate Index(1)                                 6.97%      4.42%       5.97%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                      0.28%
   Other Expenses                                                      0.22%
 TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.50%

Example of Fund Expenses: This example will help you compare the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes
(a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

       1 YEAR                 3 YEARS               5 YEARS           10 YEARS
       ------                -------                -------           ---------
        $51                    $160                   $280              $628

PAYDEN OPPORTUNITY BOND FUND TICKER SYMBOL PYOBX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests primarily in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supra-national organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts; (7) exchange-traded funds and
      (8) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.

- The Fund generally invests in investment grade debt securities. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden determines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade, including securities of issuers organized or headquartered in emerging market countries. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

14                     U.S. BOND FUNDS                      Payden Mutual Funds

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity, Payden reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

- The Fund is "non-diversified," As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Lehman Aggregate Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                            8.85%
1999                                           -2.51%
2000                                           10.18%
2001                                            8.48%
2002                                           10.32%
2003                                            5.62%
2004                                            4.10%
2005                                            1.85%
2006                                            2.37%
2007                                            5.63%

(During the ten-year period, the Fund's best quarter was 3rdQ 1998 (4.40%), and the worst quarter was 2ndQ 2004 (-3.07%).


AVERAGE ANNUAL RETURNS THROUGH 12/31/07                 1 YEAR    5 YEARS    10 YEARS
--------------------------------------                  ------    -------    --------
PAYDEN OPPORTUNITY BOND FUND
Before Taxes                                              5.63%      3.90%       5.41%
After Taxes on Distributions                              3.70%      1.90%       3.11%
After Taxes on Distributions and Sale of Fund Shares      3.62%      2.18%       3.22%
                                                        ------    -------    --------
Lehman Aggregate Index (1)                                6.97%      4.42%       5.97%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

Prospectus                      U.S. BOND FUNDS                               15

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                       0.28%
  Other Expenses                                                       0.32%
  Acquired Fund Fees and Expenses(1)                                   0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                0.63%

----------
(1) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

(2) Payden has contractually agreed that for so long as it is the investment adviser to the Fund, direct Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

           1 YEAR             3 YEARS             5 YEARS               10 YEARS
           ------            -------               ------               --------
            $64                 $202               $351                   $786



PAYDEN HIGH INCOME FUND TICKER SYMBOL PYHRX

INVESTMENT OBJECTIVE:

      The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds,

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts and (7) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax.

- Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities rated below investment grade, or securities that Payden determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.

-     The Fund emphasizes investments in debt securities of:

        - Issuers with credit ratings at the lower-risk end of the high yield bond spectrum which Payden believes have stable to improving business prospects.

        - Issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and credit ratings.

        - Issuers that have undergone leveraged buyouts or recapitalizations.

- The Fund's total investment in securities of issuers organized or headquartered in emerging market countries will not exceed 30% of its total assets.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity and there is no limit on the Fund's maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

16                      U.S. BOND FUNDS                      Payden Mutual Funds

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch High Yield Constrained Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                            6.35%
1999                                            3.17%
2000                                           -1.71%
2001                                            4.60%
2002                                            2.13%
2003                                           18.65%
2004                                            8.30%
2005                                            2.36%
2006                                            8.84%
2007                                            2.64%

(During the ten-year period, the Fund's best quarter was 4thQ 2002 (6.58%), and the worst quarter was 3rdQ 2001 (-3.98%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                  1 YEAR    5 YEARS    10 YEARS
---------------------------------------                 -------    -------    --------
PAYDEN HIGH INCOME FUND
Before Taxes                                               2.64%      8.00%       5.40%
After Taxes on Distributions                               0.05%      5.33%       2.50%
After Taxes on Distributions and Sale of Fund Shares       1.71%      5.31%       2.80%
                                                        -------    -------    --------
Merrill Lynch High Yield Constrained Index(1)              2.50%     10.40%       5.85%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)
   Redemption Fee (as a percentage of amount redeemed, if applicable)(1)    2.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                           0.35%
   Other Expenses                                                           0.26%
 TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.61%

----------
(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

Prospectus                      U.S. BOND FUNDS                               17

        1 YEAR              3 YEARS              5 YEARS               10 YEARS
        ------              -------              -------               --------
         $62                  $195                 $340                  $762

                              TAX EXEMPT BOND FUNDS

PAYDEN TAX EXEMPT BOND FUND TICKER SYMBOL PYTEX

INVESTMENT OBJECTIVE:

      The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in "Municipal Securities," which are defined as debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, and which pay interest income exempt from federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from federal income tax but are subject to the federal alternative minimum tax.

- The Fund generally invests in investment grade bonds, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least
      Baa3) or Fitch (at least BBB-), or are securities Payden determines to be of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal market conditions, the Fund's average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to federal income tax.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Lehman Quality Intermediate Municipal Index

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

18                      TAX EXEMPT BOND FUNDS                Payden Mutual Funds

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                            5.09%
1999                                           -0.95%
2000                                            9.44%
2001                                            3.93%
2002                                            9.50%
2003                                            3.69%
2004                                            2.81%
2005                                            1.58%
2006                                            3.76%
2007                                            3.40%

During the ten-year period, the Fund's best quarter was 3rdQ 2002 (4.48%), and the worst quarter was 2ndQ 2004 (-2.21%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                  1 YEAR    5 YEARS    10 YEARS
---------------------------------------
                                                        -------    -------    --------
PAYDEN TAX EXEMPT BOND FUND
Before Taxes                                               3.40%      3.04%       4.18%
After Taxes on Distributions                               3.40%      2.97%       4.14%
After Taxes on Distributions and Sale of Fund Shares       3.46%      3.08%       4.13%
                                                        -------    -------    --------
Lehman Quality Intermediate Municipal Index(1)             4.89%      3.59%       4.73%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)             0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
    Management Fee                                                     0.32%
    Other Expenses                                                     0.28%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                0.60%
    Fee Waiver or Expense Reimbursement(2)                             0.05%
NET ANNUAL FUND OPERATING EXPENSES                                     0.55%

----------
(1) Payden has contractually agreed that for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%.

(2) Payden has also contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Net Annual Fund Operating Expenses exceed 0.55%. This agreement has a one-year term ending February 27, 2009; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1-year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

        1 YEAR             3 YEARS             5 YEARS                 10 YEARS
        -----              ------              -------                 -------
        $56                 $187                 $330                    $745

PAYDEN CALIFORNIA MUNICIPAL INCOME FUND TICKER SYMBOL PYCRX

INVESTMENT OBJECTIVE:

      The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in "California Municipal Securities," which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which debt obligations pay interest income exempt from California personal income tax.

- The Fund may invest up to 20% of its total assets in "Municipal Securities," which are defined as debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, and which pay interest income either exempt from federal income tax or exempt from federal income tax but subject to the federal alternative minimum tax.

- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden deter-mines to be of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. Further information regarding credit ratings is in Appendix A.

Prospectus                      TAX EXEMPT BOND FUNDS                         19

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal market conditions, the average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. The Fund may invest more than 25% of its total assets in California Municipal Securities or Municipal Securities of issuers in particular industries, such as health care, housing, industrial development, transportation, or pollution control. Economic, political or other changes may increase the risk of such concentration of investments.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of two broad measures of market performance, the Lehman 7-Year Municipal Index and the Lehman California Intermediate Index.

      Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1999                                           -1.22%
2000                                           10.74%
2001                                            3.80%
2002                                            7.93%
2003                                            3.27%
2004                                            2.99%
2005                                            1.68%
2006                                            3.70%
2007                                            3.69%

(During the nine-year period, the Fund's best quarter was 3rdQ 2002 (4.57%), and the worst quarter was 2ndQ 2004 (-2.25%).

                                                                             INCEPTION
AVERAGE ANNUAL RETURNS THROUGH 12/31/07                 1 YEAR    5 YEARS    (12/17/98)
--------------------------------------                  ------    -------    ----------
CALIFORNIA MUNICIPAL INCOME FUND
Before Taxes                                              3.69%      3.06%        4.00%
After Taxes on Distributions                              3.69%      3.03%        3.94%
After Taxes on Distributions and Sale of Fund Shares      3.68%      3.12%        3.94%
                                                        ------    -------    ---------
Lehman 7-Year Municipal Index(1)                          5.06%      3.86%        4.82%
Lehman California Intermediate Index(1)                   4.77%      3.91%        4.75%

----------
(1) The returns for the index are before any deduction for taxes, fees or expenses.


FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

20                     TAX EXEMPT BOND FUNDS                 Payden Mutual Funds

SHAREHOLDER FEES (fees paid directly from your investment)            0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
    Management Fee                                                     0.32%
    Other Expenses                                                     0.34%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   0.66%
    Fee Waiver or Expense Reimbursement(1)                             0.11%
NET ANNUAL FUND OPERATING EXPENSES                                     0.55%

----------

(1) Payden has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Net Annual Fund Operating Expenses exceed 0.55%. This agreement has a one-year term ending February 27, 2009; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1-year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year              3 Years               5 Years             10 Years
        ------               -------               -------             --------
          $56                  $200                  $357                $812

                                GLOBAL BOND FUNDS

PAYDEN GLOBAL SHORT BOND FUND TICKER SYMBOL PYGSX

INVESTMENT OBJECTIVE:

      The Fund seeks a income a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and for eign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank);
      (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.

- The Fund generally invests in investment grade debt securities, including securities of issuers organized or headquartered in emerging market countries. Investment grade securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden determines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.

- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund generally hedges most of its foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is three years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political.

Prospectus                   GLOBAL BOND FUNDS                                21
      regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Merrill Lynch 1-3 Year Treasury Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           7.83%
1999                                           2.27%
2000                                           6.94%
2001                                           6.17%
2002                                           7.20%
2003                                           5.01%
2004                                           2.54%
2005                                           2.35%
2006                                           4.23%
2007                                           4.28%

During the ten-year period, the Fund's best quarter was 3rdQ 1998 (2.75%), and the worst quarter was 2ndQ 2004 (-1.28%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                  1 YEAR        5 YEARS       10 YEARS
----------------------------------------                                 ------        -------       --------
PAYDEN GLOBAL SHORT BOND FUND
Before Taxes                                                               4.28%          3.67%          4.86%
After Taxes on Distributions                                               2.62%          2.50%          3.15%
After Taxes on Distributions and Sale of Fund Shares                       2.76%          2.56%          3.14%
Merrill Lynch 1-3 Year Treasury Index(1)                                   7.32%          3.12%          4.75%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)                                        0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                                                  0.30%
  Other Expenses                                                                                  0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                              0.61%

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

1 YEAR              3 YEARS               5 YEARS                 10 YEARS
------              -------               -------                 --------
 $  62               $  195                $  340                   $  762

22                           GLOBAL BOND FUNDS               Payden Mutual Funds

PAYDEN GLOBAL FIXED INCOME FUND TICKER SYMBOL PYGFX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank);
      (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities. (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.

- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities Payden deter-mines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.

- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund generally hedges most of its foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal circumstances, its average portfolio maturity (on dollar-weighted basis) will not exceed ten years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a bad measure of market performance, the Lehman Global Aggregate Index Hedged.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plan or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

Prospectus                    GLOBAL BOND FUNDS                               23

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           11.66%
1999                                           -0.53%
2000                                            9.74%
2001                                            5.57%
2002                                            7.80%
2003                                            3.07%
2004                                            3.74%
2005                                            5.00%
2006                                            2.03%
2007                                            4.33%

During the ten-year period, the Fund's best quarter was 3rdQ 1998 (5.54%), and the worst quarter was 2ndQ 2004 (-2.31%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                      1 YEAR      5 YEARS      10 YEARS
----------------------------------------                                     ------      -------      --------
PAYDEN GLOBAL FIXED INCOME FUND
before Taxes                                                                   4.33%        3.63%        5.18%
After Taxes on Distributions                                                   3.28%        2.20%        3.35%
After Taxes on Distributions and Sale of Fund Shares                           3.67%        2.60%        3.49%
Lehman Global Aggregate Index Hedged(1)                                        5.32%        4.26%        5.74%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:
      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. 3 e Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)                                          0.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)
   Management Fee                                                                                   0.30%
   Other Expenses                                                                                   0.35%
   Acquired Fund Fees and Expenses(1)                                                               0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.67%

(1) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

 1 YEAR                      3 YEARS                   5 YEARS                  10 YEARS
 ------                      -------                   -------                  --------
  $  68                       $  214                    $  373                     $  835

PAYDEN EMERGING MARKETS BOND FUND TICKER SYMBOL PYEMX

INVESTMENT OBJECTIVE:

      The Fund seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by foreign companies; (3) foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.

- Under normal market conditions, the Fund invests at least 80% of its total assets in debt instruments and income-producing securities issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers orga-nized or headquartered in emerging market countries. The Fund may invest up to 20% of its total assets in other debt instruments and income-producing securities, including those of issuers located in countries with developed securities markets.

24                            GLOBAL BOND FUNDS            Payden  Mutual Funds

- Generally, an "emerging markets country" is any country which the World Bank (the International Bank for Reconstruction and Development), the International Finance Corporation or the United Nations defines as having an emerging or developing economy. However, Payden has broad discretion to identify and invest in countries that it considers to qualify as "emerging markets countries." The Fund currently concentrates its investments in Latin America, Asia and the developing securities markets of Europe.

- Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch
      (at least BBB-), or are securities Payden determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. Payden reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign companies.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested. By investing in the Fund, therefore, you could lose money.

- Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. Investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of two broad measures of market performance,the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan EMBI Global Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1999                                           23.57%
2000                                           12.48%
2001                                           13.83%
2002                                            9.76%
2003                                           18.38%
2004                                           13.14%
2005                                           11.73%
2006                                           10.22%
2007                                            2.82%

During the nine-year period, the Fund's best quarter was 4thQ 1999 (11.63%), and the worst quarter was 2ndQ 2004 (-6.52%).

Prospectus                       GLOBAL BOND FUNDS                            25

                                                                                                                  INCEPTION
AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                       1 YEAR           5 YEARS            (12/17/98)
---------------------------------------                                       ------           -------            ----------
PAYDEN EMERGING MARKETS BOND FUND
Before Taxes                                                                    2.82%            11.10%                12.54%
After Taxes on Distributions                                                    0.89%             8.40%                 8.85%
After Taxes on Distributions and Sale of Fund Shares                            1.82%             8.08%                 8.55%
J.P. Morgan EMBI Global Diversified Index(1)                                    6.16%            11.89%                12.75%
J.P. Morgan EMBI  Global Index(1)                                               6.27%            12.66%                12.79%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)                                                          0.00%
  Redemption Fee (as a percentage of amount redeemed, if applicable)(1)
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
 Management Fee                                                                                                     0.45%
 Other Expenses                                                                                                     0.36%
 Acquired Fund Fees and Expenses(2)                                                                                 0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                0.82%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

  1 YEAR                      3 YEARS                   5 YEARS                  10 YEARS
  ------                      -------                   -------                  --------
    $84                        $262                      $455                     $1,014

                                U.S. EQUITY FUNDS

PAYDEN VALUE LEADERS FUND TICKER SYMBOL PYVLX

INVESTMENT OBJECTIVE:

      The Fund seeks growth of capital and some current income.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests its assets in a portfolio of common stocks structured to perform in a manner similar to securities of a group of companies with large market capitalizations that have relatively low price-to-book ratios and forecasted growth values -- so-called "large cap value stocks," such as the Fund's benchmark, the Russell 1000 Value Index. Payden uses a quantitative technique to structure a portfolio of large cap value stocks designed to approximate the performance of the Fund's benchmark.

- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in equity securities of foreign companies, including companies in emerging markets.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stocks the Fund owns. By investing in the Fund, therefore, you could lose money.

26                          U.S. EQUITY FUNDS               Payden Mutual Funds

- While the Fund has index-like characteristics, the Fund is not an index fund, and changes in the Fund's net asset value per share will not precisely track changes in the general stock market or the Fund's benchmark. For example, to the extent that the Fund invests in onlya limited portion of the common stocks making up the benchmark, the Fund may be more volatile than the benchmark.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

- The Fund is "non-diversified," As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Value Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           18.09%
1999                                           12.54%
2000                                           -5.11%
2001                                          -10.41%
2002                                          -14.05%
2003                                           21.05%
2004                                            9.57%
2005                                           -0.16%
2006                                           21.88%
2007                                            2.16%

During the ten-year period, the Fund's best quarter was 2ndQ 2003 (18.06%), and the worst quarter was 3rdQ 2002 (-18.38%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                      1 YEAR               5 YEARS           10 YEARS
---------------------------------------                                      ------               -------           --------
PAYDEN VALUE LEADERS FUND
before Taxes                                                                   2.16%                10.51%              4.80%
After Taxes on Distributions                                                   1.29%                10.02%              3.71%
After Taxes on Distributions and Sale of Fund Shares                           2.43%                 9.10%              3.74%
Russell 1000 Value Index(1)                                                   -0.17%                14.61%              7.67%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any frontend or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)
  Redemption Fee (as a percentage of amount redeemed, if applicable)(1)                                          2.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                                                                 0.50%
  Other Expenses                                                                                                 0.30%
  Acquired Fund Fees and Expenses(2)                                                                             0.10%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                                                          0.90%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

(3) Payden has contractually agreed that for so long as it is the investment adviser to the Fund, direct Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.80%.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

Prospectus                    U.S. EQUITY FUNDS                               27

   1 YEAR                      3 YEARS                   5 YEARS                  10 YEARS
   ------                      -------                   -------                  --------
   $   92                      $   287                   $   498                  $  1,108

PAYDEN MARKET RETURN FUND TICKER SYMBOL PYMRX

INVESTMENT OBJECTIVE:

      The Fund seeks a total return in excess of the S&P 500 Index,(1)

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund divides its assets between a portfolio of debt and other income-producing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity index swap contracts.

- Under normal market conditions, the Fund's debt securities portfolio comprises at least 80% of its total assets. The Fund invests in a wide variety of debt securities, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agen-cies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.

- The Fund generally invests in investment grade debt securities. Investment grade securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities
      Payden determines to be of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. Further information regarding credit ratings is in Appendix A.

- The Fund invests in debt securities payable primarily in U.S. dollars, but may invest up to 25% of its total assets in securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

- The Fund invests in debt securities of any maturity. Under normal market conditions, the maximum average portfolio maturity (on a dollar- weighted basis) of the Fund's debt securities portfolio is approximately five years.

- The Fund invests in debt securities that Payden believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity, Payden reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- The Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For further information, please see the "More About Strategies, Risks and Disclosure of Portfolio Holdings" (Derivative Instruments) section in this Prospectus.

- The Fund is affected by price movements in both the equity and bond markets. If the market value of its debt securities portfolio declines as a result of fluctuations in interest rates, the value of the Fund could fall even when the equity market is rising. In addition, both the bond and equity markets could fall, causing the value of the Fund to decline by more than the decline in the equity markets. By investing in the Fund, therefore, you could lose money.

- Unlike most equity funds, in which much of your return typically comes from long-term capital gains, a significant part of the return that you earn from the Fund will be income taxable at ordinary income tax rates.

- Similar to most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.

- Below investment grade securities are speculative and involve a greater risk of default and price change due to changes in the issuer's credit-worthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may adversely affect the value of foreign debt securities in which the Fund has invested.

- The Fund is "non-diversified," As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

(1) Standard & Poor's Corporation, which is not a sponsor of or in any way affiliated with the Fund or Payden, chooses the 500 stocks included in the S&P 500 Index based on market value and industry diversification. These 500 stocks comprise approximately 75% of the total market capitalization within the publicly traded U.S. equity markets.

28                          U.S. EQUITY FUNDS                Payden Mutual Funds

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the S&P 500 Index,

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
1998                                           26.49%
1999                                           18.05%
2000                                          -10.84%
2001                                          -11.26%
2002                                          -21.64%
2003                                           29.61%
2004                                           11.91%
2005                                            3.71%
2006                                           15.26%
2007                                            2.99%

During the ten-year period, the Fund's best quarter was 4thQ 1998 (21.02%), and the worst quarter was 3rdQ 2002 (-17.25%).

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                      1 YEAR               5 YEARS           10 YEARS
---------------------------------------                                      ------               -------           --------
PAYDEN MARKET RETURN FUND
before Taxes                                                                   2.99%                12.29%              5.15%
After Taxes on Distributions                                                   1.03%                10.91%              3.04%
After Taxes on Distributions and Sale of Fund Shares                           2.60%                 9.95%              3.20%
S&P 500 Index(1)                                                               5.49%                12.82%              5.90%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)                                                2.00%
  Redemption Fee (as a percentage of amount redeemed, if applicable)(1)
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
 Management Fee                                                                                           0.28%
 Other Expenses                                                                                           0.32%
 Acquired Fund Fees and Expenses(2)                                                                       0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                                                   0.61%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

(3) Payden has contractually agreed that for so long as it is the investment adviser to the Fund, direct Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include on the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

1 YEAR                         3 YEARS                    5 YEARS                  10 YEARS
------                         -------                    -------                  --------
$   62                         $   195                    $   340                  $    762

Prospectus                      U.S. EQUITY FUNDS                             29

PAYDEN U.S. GROWTH LEADERS FUND TICKER SYMBOL PUGLX

INVESTMENT OBJECTIVE:

      The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- The Fund invests primarily in common stocks of publicly traded U.S. growth companies that are financially strong, well-established and world leaders in their industries. The Fund will generally choose its investments from the largest 1,000 U.S. companies ranked by market capitalization (total market price of outstanding equity securities).

- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in securities of foreign companies, including companies in emerging markets.

- The Fund invests from time to time in exchange-traded funds, such as Standard & Poor's Depositary Receipts, and other broad equity market derivative instruments as a means to efficiently add specific sector, country or style exposure to the Fund and to invest smaller amounts of cash generally related to miscellaneous daily cash flows.

-     The Fund invests from time to time in real estate investment trusts.

- Payden selects securities based on the following criteria. The weight it gives to a particular factor depends on the circumstances at the time of purchase, and some portfolio holdings may not meet all of the criteria:

      -- The Fund invests in companies that have a dominant market share, or are in specialized market niches.

      -- The Fund invests in companies with strong earnings and cash flows to finance future growth.

      -- The Fund invests in companies that have a global presence, that enjoy the benefits of size and scale, and that serve underpenetrated and rapidly growing markets.

- Payden believes that companies with these characteristics should have relatively low business risk and relatively high ability to sustain earnings growth.

- The Fund is "non-diversified," which means that Payden may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stocks the Fund owns. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

- The Fund currently invests a significant portion of its total assets in companies in various technology industries and may do so in the future. Market or economic factors impacting technology companies could have a major effect on the value of the Fund's investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and short-ages of skilled employees, product development problems, and aggressive pricing and other forms of competition.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Russell 1000 Growth Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
2000                                          -17.94%
2001                                          -22.19%
2002                                          -27.78%
2003                                           36.11%
2004                                           13.60%
2005                                           11.83%
2006                                            3.20%
2007                                           22.26%

During the eight-year period, the Fund's best quarter was 2ndQ 2003 (16.33%), and the worst quarter was 3rdQ 2001 (-21.68%).

30                        U.S. EQUITY FUNDS                  Payden Mutual Funds

AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                   1 YEAR            5 YEARS          10 YEARS
---------------------------------------                                   ------            -------          --------
PAYDEN U.S. GROWTH LEADERS FUND
Before Taxes                                                               22.26%             16.87%             2.01%
After Taxes on Distributions                                               21.36%             16.68%             1.65%
After Taxes on Distributions and Sale of Fund Shares                       15.55%             14.89%             1.55%
Russell 1000 Growth Index(1)                                               11.82%             12.10%            -0.12%

(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES  AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund, The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)                                               2.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)(1)
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
 Management Fee                                                                                          0.60%
 Other Expenses                                                                                          0.35%
 Acquired Fund Fees and Expenses(2)                                                                      0.01%
TOTAL ANNUAL FUND  OPERATING EXPENSES                                                                    0.96%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses, Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

       1 YEAR                      3 YEARS                   5 YEARS                  10 YEARS
       ------                      -------                   -------                  --------
       $   98                      $   306                   $   531                  $  1,178

                           INTERNATIONAL EQUITY FUNDS

PAYDEN GLOBAL EQUITY FUND

INVESTMENT OBJECTIVE:

      The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of publicly traded companies, primarily of large capitalization, and in stock index futures traded on regulated exchanges throughout the world. The common stocks are used to construct baskets of stocks which are designed to approximate the investment results of national stock markets, e.g., Germany, or sectors, e.g., health care. The stock index futures are used to gain exposure or to alter the exposure to a national stock market.

- Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. and has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under "Additional Investment Strategies, Related Risks and Disclosure of Portfolio Holdings - Temporary Defensive Measures."

- The Fund will invest both in developed markets and emerging markets. However, investments in emerging markets will not exceed 40% of the Fund.

- The Fund invests from time to time in exchange-traded funds and other broad equity market derivative instruments as a means to efficiently add specific sector, country, or style exposure to the Fund, and to invest smaller amounts of cash generally related to miscellaneous daily cash flows.

- The Fund's portfolio is managed as a core product, without a growth or value style bias. Payden employs a top-down process focusing on active selection of countries sectors and currencies as follows:

Prospectus                 INTERNATIONAL EQUITY FUND                          31

      - Countries whose markets are selected for investment generally have rising economic growth rates, rising corporate earnings, and fair valuations.

      - Sectors selected for investment generally have rising corporate earnings, fair valuations, and positive investor flows.

      - Foreign currencies selected for investment generally have positive interest rate differentials, and positive current account balances.

- The investment strategy is designed to capture additional sources of return from short sale strategies for securities Payden has identified as overvalued or poised for underperformance and apply the proceeds from these short sales toward long positions in securities Payden has determined to be attractive as indicated above. The Fund may hold short positions equal in value to up to approximately 30% of the Fund's net assets, and in such event would hold long positions of up to 130% of the Fund's net assets, resulting in a net position of full market exposure.

- The fund is "non-diversified," which means Payden may from time to time invest on a large percentage of the fund assets insecurities of a limited of number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than the price of a larger-cap mutual fund.

- The Fund's use of derivative instruments, such as options contacts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For further information, please see the"More About Strategies, Risks and Disclosure of Portfolio Holdings" (Derivative Instruments) section in this Prospectus.

- The Fund's investment strategy may involve more risk than other funds that do not engage in short selling. When the Fund takes a long position, it purchases an equity security outright. In a short sale, the Fund sells a borrowed equity security, typically obtained from a broker or another institution, in anticipation that the market price of the security will decline. If the market price of the security increases after the Fund borrows the security, the Fund will suffer a loss when it replaces the borrowed security at the higher price. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price.

- By investing the proceeds received from selling securities short, the Fund is employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long equity positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful.
      The Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

- Gains from selling securities short are generally treated as short-term capital gains that are taxed at ordinary income tax rates when distributed to investors.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The Fund will commence operations on March 31, 2008. As a result, performance information for the Fund is not presented.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)
 Redemption Fee (as a percentage of amount redeemed, if applicable)(1)                                    2.00%
ANNUAL FUND OPERATING EXPENSES(1) (expenses deducted from Fund assets)
 Management Fee                                                                                           0.95%
 other expenses(2)                                                                                        0.55%
 TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                                                  1.50%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) Other Expenses are based on estimated amounts for the current fiscal year, and include the estimated fees and expenses, which are expected to be less than 0.01% in the current fiscal year, incurred indirectly by the Fund through its investments in other investment companies.

(3) Payden has contractually agreed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%.

32                      INTERNATIONAL EQUITY FUNDS          Payden Mutual Funds

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                          1 YEAR                     3 YEARS
                          ------                     -------
                          $  153                     $   474

METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND TICKER SYMBOL MPYMX


INVESTMENT OBJECTIVE:

      The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of issuers, regardless of their level of capitalization, that are organized or headquartered in, or that derive a substantial portion of their revenue from, European emerging market countries, including but not limited to Hungary, the Czech Republic, Poland, the states of the former Yugoslavia, Bulgaria, Romania, Turkey, the Baltic countries, Russia and the former Soviet Republic countries located in Europe.

- The Fund invests in the equity securities of companies that have the potential for above average long-term growth. Essential elements of the selection process include evaluation of macroeconomic factors in each country combined with political conditions, foreign exchange fluctuations and tax considerations. The investment process includes a proprietary quantitative bottom-up based model that screens and ranks stocks in a specific country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield.

- Metzler/Payden then performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates. Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund's investment objective and policies.

- The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securi ties of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share pice or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than the price of a larger-cap mutual fund.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the Nomura Central and East European Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

Prospectus                    INTERNATIONAL EQUITY FUNDS                      33

YEAR BY YEAR TOTAL RETURNS
--------------------------
2003                                           44.70%
2004                                           53.22%
2005                                           38.00%
2006                                           46.27%
2007                                           28.47%

During the five-year period, the Fund's best quarter was 3rdQ 2005 (29.16%) and the worst quarter was 2ndQ 2004 (-6.55%).


AVERAGE ANNUAL RETURNS THROUGH 12/31/07                                      1 YEAR             5 YEARS          (12/31/02)
---------------------------------------                                      ------             -------          ----------
METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND
before Taxes                                                                  28.47%              41.85%              41.83%
After Taxes on Distributions                                                  24.81%              38.16%              38.14%
After Taxes on Distributions and Sale of Fund Shares                          22.26%              35.41%              35.38%
Nomura Central and East European Index(1)                                     33.91%              43.73%              43.84%

(1) The returns for the index are before any deduction for taxes, fees or expenses.


FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads, and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)
   Redemption Fee (as a percentage of amount redeemed, if applicable)(1)                                          2.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
   Management Fee                                                                                                 0.75%
   Other Expenses                                                                                                 0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                              1.40%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees] section in this Prospectus.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR                 3 YEARS                    5 YEARS          10 YEARS
                ------                 -------                    -------          --------
                $  143                 $   443                    $   766          $  1,680

METZLER/PAYDEN EUROPEAN LEADERS FUND TICKER SYMBOL MPYMX

INVESTMENT OBJECTIVE:

      The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in a portfolio of the common and preferred stocks of issuers organized or headquartered in European countries. These countries are principally Western European countries, including but not limited to the United Kingdom, France, Germany, Spain, Italy, Switzerland, Austria and the Scandinavian countries, but these countries may also include
      European emerging markets countries.

- The portfolio structure depends on a "bottom-up" stock picking process as follows:

     - First, Metzler/Payden selects individual equity securities based on a proprietary quantitative sector-based model that screens and ranks all stocks in a specific sector/country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield.

     - Second, Metzler/Payden performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and evaluation of corporate earnings estimates.

34                        INTERNATIONAL EQUITY FUNDS         Payden Mutual Funds

METZLER/PAYDEN EUROPEAN LEADERS FUND TICKER SYMBOL MPYMX

- Securities are sold when deemed appropriate by Metzler/Payden and consistent with the Fund's investment objective and policies.

- The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, Metzler/Payden will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securi-ties of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than the price of a larger-cap mutual fund.

- The Fund is "non-diversified," As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the MSCI Europe Index.

      After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      Both charts assume reinvestment of dividends and distributions. Past performance (before and after taxes) is no guarantee of future results.

YEAR BY YEAR TOTAL RETURNS
--------------------------
2003                                           39.73%
2004                                           14.62%
2005                                           10.80%
2006                                           32.32%
2007                                           17.57%

During the five-year period, the Fund's best quarter was 2ndQ 2003 (21.42%) and the worst quarter was 1stQ 2003 (-8.50%).



                                                                                                                    INCEPTION
AVERAGE ANNUAL RETURNS THROUGH 12/31/07                             1 YEAR                      5 YEARS            (12/30/02)
---------------------------------------                             ------                      -------            ----------
METZLER/PAYDEN EUROPEAN LEADERS FUND
Before Taxes                                                         17.57%                       22.51%                22.49%
After Taxes on Distributions                                         13.09%                       19.57%                19.56%
After Taxes on Distributions and Sale of Fund Shares                 12.26%                       18.24%                18.22%
MSCI Europe Index(1)                                                 14.38%                       23.30%                23.30%
(1) The returns for the index are before any deduction for taxes, fees or expenses.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads, and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

Prospectus                INTERNATIONAL EQUITY FUNDS                          35

SHAREHOLDER FEES (fees paid directly from your investment)
  Redemption Fee (as a percentage of amount redeemed, if applicable)(1)                                             2.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                                                                    0.75%
  Other Expenses                                                                                                    0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                                                             1.50%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) Metzler/Payden has contractually agreed that, for so long as it is the investment adviser to the Fund, direct Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

             1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
             ------                     -------                    -------                  --------
             $  153                     $   474                    $   818                  $  1,791

METZLER/PAYDEN INTERNATIONAL REAL ESTATE FUND TICKER SYMBOL MPREX

INVESTMENT OBJECTIVE:

      The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

- Under normal market conditions, the Fund invests at least 80% of its total assets in non-U.S. real estate equity securities. Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or has at least 50% of its assets in real estate. For further information on real estate companies and REITs or REIT-like entities, please see the discussion under "More About Strategies, Risks and Disclosure of Portfolio Holdings" elsewhere in this Prospectus.

- In addition, under normal market conditions, the Fund may invest up to 20% of its total assets in other equity securities, including U.S. REITs and other U.S. real estate equity securities, and in fixed income securities issued by real estate companies.

- While the Fund will normally invest in real estate equity securities primarily in developed countries, the Fund may also invest up to 25% of its total assets in real estate equity securities of companies domiciled in emerging market countries.

- In making investment decisions for the Fund, Metzler/Payden relies on fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return, through a combination of dividend income and capital appreciation. In making that evaluation, Metzler/Payden analyzes the company's current financial conditions, its industry position and relevant economic and market conditions. Company-specific factors include quality of management, financial condition, property portfolio corporate governance, business plan and cash flow and dividend growth potential.

- The Fund is "non-diversified," which means that Metzler/Payden may from time to time invest a larger percentage of the Fund's assets in securi-ties of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

- By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share pice or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

- Because the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. In the case of mortgage REITs, prices also may drop because of the failure of borrowers to pay their loans and because of poor management.

- Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

36                      INTERNATIONAL EQUITY FUNDS           Payden Mutual Funds

- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and even the larger REITs in the real estate industry tend to be small-to medium-sized companies in relation to the equity markets as a whole. The securities of smaller companies also may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than the price of a larger-cap mutual fund.

- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than they would if the fund were diversified.

PAST FUND PERFORMANCE:

      The Fund commenced operations on February 21, 2007. Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES:

      The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads, and does not charge you an exchange fee for exchanging shares of the Fund for shares of another Fund as provided in this Prospectus, or a fee for reinvesting dividends.

SHAREHOLDER FEES (fees paid directly from your investment)
  Redemption  Fee (as a percentage of amount redeemed, if applicable)(1)                                 2.00%
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
  Management Fee                                                                                         0.85%
  Other Expenses                                                                                         0.40%
  Acquired Fund Fees and Expenses(2)                                                                     0.07%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                                                  1.32%

(1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. See the "How to Redeem Shares" (Market Timing Activities and Redemption Fees) section in this Prospectus.

(2) This amount represents the fees and expenses incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

(3) Metzler/Payden has contractually agreed that, for so long as it is the investment advisor to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes will not exceed 1.25%.

      Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the fees and expenses incurred indirectly by the Fund through its investment in other investment companies during the prior year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
                ------                     -------                    -------                  --------
                $  134                     $   418                    $   723                  $  1,590

Prospectus                      TARGET DATE FUNDS                             37

OVERVIEW

PAYDEN/WILSHIRE LONGEVITY FUNDS:

      Each of the four Payden/Wilshire Longevity Funds (each, a "Longevity Fund" and collectively, the "Longevity Funds") invests in (1) other mutual funds (each an "Underlying Fund" and collectively, the "Underlying Funds"), which in turn, invest in other securities, including equity securities ("stocks") and fixed income securities or debt obligations (collectively, "bonds"); (2) exchange-traded funds ("ETFs"), which are investment funds that trade like stocks on an exchange, and each of which holds a collection of securities designed to track the performance of an index or basket of stocks with a specific investment objective; and (3) individual securities (e.g. stocks or bonds) as described in this Prospectus.

      Each Longevity Fund is considered a "fund of funds" because it attempts to implement its investment strategies by investing its assets primarily in Underlying Funds or ETFs. The Underlying Funds and ETFs are described in greater detail in "The Fund of Funds Structure" discussion in this "Target Date Funds" section of this Prospectus.

GOALS:

      The Longevity Funds are popularly known as "target date funds" because they are designed for investors planning to reach age 65 close to the year indicated in the name of the particular Longevity Fund. Each Longevity Fund seeks to provide capital appreciation and current income consistent with its current asset allocation. This means that each Longevity Fund allocates its assets between stocks and bonds, and that this allocation will become more conservative over time as the target age 65 date draws closer and as the investor thereafter continues to move further into life after age 65.

INVESTMENT MANAGEMENT:

      Payden & Rygel ("Payden") serves as the investment adviser to the four Longevity Funds. In its overall oversight of the investment program of the Longevity Funds, Payden and the P&R Trust have selected Wilshire Associates Incorporated ("Wilshire") as sub-adviser to manage the assets of each Longevity Fund. Payden has day-to-day portfolio management responsibility for the portion of each Longevity Fund allocated by Wilshire to individual securities. See the "Management of the Funds" section in this Prospectus for more information about Payden and Wilshire.

PAYDEN/WILSHIRE LONGEVITY FUND 2010+ TICKER SYMBOL PWLLX

INVESTMENT OBJECTIVE:

      The investment objective of the Payden/Wilshire Longevity Fund 2010+ (the"2010 Fund") is to provide a high level of total return over time with an increased emphasis on capital preservation as the target age 65 date approaches. Thereafter, as the investor continues to move further into life after age 65, the emphasis will increasingly be placed on high current income, with a decreasing secondary focus on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

      The 2010 Fund operates under a fund of funds structure in which it invests in Underlying Funds, ETFs and individual securities according to an asset allocation strategy designed for investors born between 1940 and 1950 who are reaching age 65 close to the year 2010. The asset allocation strategy is designed to reduce the volatility of investment returns while still providing the potential for high long-term total returns that are more likely to be achieved by including exposure to stocks. Nevertheless, the 2010 Fund's asset allocation will become more coservative over time as the target age 65 date approaches and thereafter, as the investor moves further into life after age 65. As a result, the 2010 Fund will increase its allocation to bonds over time. In addition to investments in the Underlying Funds and ETFs, the 2010 Fund may also invest directly in individual securities, such as stocks or bonds, and investment instruments, including options and futures on securities and indices. Moreover, the Underlying Funds or ETFs in which the 2010 Fund invests may invest directly in stocks or bonds or investment instruments in accordance with their own investment policies and strategies, which are described elsewhere in this Prospectus.

      As a matter of investment policy, the following is the expected asset allocation for the 2010 Fund between stocks and bonds as of February 2008:

INVESTMENT CATEGORY                                           LONGEVITY FUND 2010+
-------------------                                           --------------------
Fixed Income Underlying Funds                                         13%
Fixed Income ETFs                                                      0%
Fixed Income Individual Securities                                    37%
                                                              --------------------
Subtotal:Fixed Income Allocation                                      50%
Equity Underlying Funds                                               22%
Equity ETFs                                                           28%
Equity Individual Securities                                           0%
                                                              --------------------
Subtotal: Equity Allocation                                           50%
Total                                                                100%

38                           TARGET DATE FUNDS               Payden Mutual Funds

      The actual asset allocation for the 2010 Fund among the Underlying Funds, ETFs and individual securities is intended to match its current target asset allocation model, which may change from time to time. In addition, the 2010 Fund's assets may be reallocated among the Underlying Funds, ETFs and individual securities at Wilshire's discretion. However, on at least a quarterly basis, Wilshire will reassess and make any necessary revisions in the 2010 Fund's current target allocation model ,including revising the asset class weightings in the model and adding or removing Underlying Funds, ETFs and individual securities to or from the model. The amounts invested by the 2010 Fund in each investment category will vary from time to time depending on Wilshire's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. Wilshire will also periodically rebalance the weightings in the Underlying Funds, ETFs and individual securities in the 2010 Fund to match its current target asset allocation model. In general, however, Wilshire does not anticipate making frequent changes in the 2010 Fund's asset allocations. For more information, see "The Fund of Funds Structure" discussion in this "Target Date Funds" section in this Prospectus.

      Wilshire uses mathematical and statistical investment processes to allocate assets and construct the 2010 Fund's portfolio in ways that seek to outperform the 2010 Fund's specific benchmarks. However, past performance does not guarantee future results, and these processes may not achieve the desired results.

      Under normal circumstances, the 2010 Fund intends to be fully invested in Underlying Funds, ETFs or individual securities as described in this Prospectus. Pending investment of Fund assets, to meet anticipated redemption requests, or as a temporary defensive measure if Wilshire determines that market conditions warrant, the 2010 Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gains from a rising market, thus reducing the 2010 Fund's ability to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS:

      By investing in the 2010 Fund, an investor assumes the general types of risks of investing in the Longevity Funds that are described in the "Principal Risks of Investing in the Longevity Funds" discussion in this "Target Date Funds" section in this Prospectus.

      In addition, by investing in the 2010 Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the Underlying Funds or ETFs. Such risks are described in this Prospectus under the "Principal Investment Risks" discussion for each of the Underlying Funds or ETFs in which the 2010 Fund invests. Finally, more information about the risks of investing in the 2010 Fund is located in the"More About Risks Associated with the Underlying Funds and ETFs" discussion in this "Target Date Funds" section of this Prospectus and in the "More About Strategies, Related Risks and Disclosure of Portfolio Holdings" section in this Prospectus.

      There can be no assurance that the 2010 Fund will meet its investment objective, and the 2010 Fund's returns will vary. As a result, an investor could lose money by investing in the 2010 Fund.

PAYDEN/WILSHIRE LONGEVITY FUND 2020+ TICKER SYMBOL PWLIX

INVESTMENT OBJECTIVE:

      The investment objective of the Payden/Wilshire Longevity Fund 2020+ (the"2020 Fund") is to provide a high level of total return over time with an increased emphasis on capital preservation as the target age 65 date approaches. Thereafter, as the investor continues to move further into life after age 65, the emphasis will increasingly be placed on high current income, with a decreasing secondary focus on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

      The 2020 Fund operates under a fund of funds structure in which it invests in Underlying Funds, ETFs and individual securities according to an asset allocation strategy designed for investors born between 1950 and 1960 who are reaching age 65 close to the year 2020. The asset allocation strategy is designed to reduce the volatility of investment returns while still providing the potential for high long-term total returns that are more likely to be achieved by including exposure to stocks. Nevertheless, the 2020 Fund's asset allocation will become more coservative over time as the target age 65 date approaches and thereafter, as the investor moves further into life after age 65. As a result, the 2020 Fund will increase its allocation to bonds over time. In addition to investments in the Underlying Funds and ETFs, the 2020 Fund may also invest directly in individual securities, such as stocks or bonds, and investment instruments, including options and futures on securities and indices. Moreover, the Underlying Funds or ETFs in which the 2020 Fund invests may invest directly in stocks or bonds or investment instruments in accordance with their own investment policies and strategies, which are described elsewhere in this Prospectus.

      As a matter of investment policy, the following is the expected asset allocation for the 2020 Fund between stocks and bonds as of February 2008:

Prospectus                     TARGET DATE FUNDS                              39

INVESTMENT CATEGORY                                           LONGEVITY FUND 2020+
-------------------                                           --------------------
Fixed Income Underlying Funds                                         16%
Fixed Income ETFs                                                      0%
Fixed Income Individual Securities                                    24%
                                                              --------------------
Subtotal:Fixed Income Allocation                                      40%
Equity Underlying Funds                                               27%
Equity ETFs                                                           33%
Equity Individual Securities                                           0%
                                                              --------------------
Subtotal: Equity Allocation                                           60%
Total                                                                100%

      The actual asset allocation for the 2020 Fund among the Underlying Funds, ETFs and individual securities is intended to match its current target asset allocation model, which may change from time to time. In addition, the 2020 Fund's assets may be reallocated among the Underlying Funds, ETFs and individual securities at Wilshire's discretion. However, on at least a quarterly basis, Wilshire will reassess and make any necessary revisions in the 2020 Fund's current target allocation model, including revising the asset class weightings in the model and adding or removing Underlying Funds, ETFs and individual securities to or from the model. The amounts invested by the 2020 Fund in each investment category will vary from time to time depending on Wilshire's assessment oi business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets, Wilshire will also periodically rebalance the weightings in the Underlying Funds, ETFs and individual securities in the 2020 Fund to match its current target asset allocation model. In general, however, Wilshire does not anticipate making frequent changes in the 2020 Fund's asset allocations. For more information, see "The Fund of Funds Structure" discussion in this "Target Date Funds" section in this Prospectus,

      Wilshire uses mathematical and statistical investment processes to allocate assets and construct the 2020 Fund's portfolio in ways that seek to outperform the 2020 Fund's specific benchmarks. However, past performance does not guarantee future results, and these processes may not achieve the desired results.

      Under normal circumstances, the 2020 Fund intends to be fully invested in Underlying Funds, ETFs or individual securities as described in this Prospectus. Pending investment of Fund assets, to meet anticipated redemption requests, or as a temporary defensive measure, if Wilshire determines that market conditions warrant, the 2020 Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gains from a rising market, thus reducing the 2020 Fund's ability to achieve its investment objective,

PRINCIPAL INVESTMENT RISKS:

      By investing in the 2020 Fund, an investor assumes the general types of risks of investing in the Longevity Funds that are discussed under the "Main Risks of Investing in the Longevity Funds" discussion in this "Target Date Funds" section in this Prospectus, In particular, because of the 60% allocation to stock investments, the investor should review the information in that discussion on the risks of investing in "Equity (Stock) Investments,"

      In addition, by investing in the 2020 Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the Underlying Funds or ETFs. Such risks are described in this Prospectus under the "Principal Investment Risks" discussion for each of the Underlying Funds or ETFs in which the 2020 Fund invests. Finally, more information about the risks of investing in the 2020 Fund is located in the "More About Risks Associated with the Underlying Funds and ETFs" discussion in this "Target Date Funds" section in this Prospectus and in the "More About Strategies, Related Risks and Disclosure of Portfolio Holdings" section in this Prospectus.

      There can be no assurance that the 2020 Fund will meet its investment objective, and the 2020 Fund's returns will vary. As a result, an investor could lose money by investing in the 2020 Fund,

PAYDEN/WILSHIRE LONGEVITY FUND 2030+ TICKER SYMBOL PWLHX

INVESTMENT OBJECTIVE:

      The investment objective of the Payden/Wilshire Longevity Fund 2030+ (the"2030 Fund") is to provide a high level of total return over time with an increased emphasis on capital preservation as the target age 65 date approaches. Thereafter, as the investor continues to move further into life after age 65, the emphasis will increasingly be placed on high current income, with a decreasing secondary focus on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

      The 2030 Fund operates under a fund of funds structure in which it invests in Underlying Funds, ETFs and individual securities according to an asset allocation strategy designed for investors born between 1960 and 1970 who are reaching age 65 close to the year 2030, The asset allocation strategy is designed to reduce the volatility of investment returns while still providing the potential for high long-term total returns that are more likely to be achieved by including exposure to stocks. Nevertheless, the 2030 Fund's asset allocation will become more coservative over time as the target age 65 date approaches and thereafter, as the investor moves further into life after age 65. As a result, the 2030 Fund will increase its allocation to bonds over time. In addition to investments in the Underlying Funds and ETFs, the 2030 Fund may also invest directly in individual

40                             TARGET  DATE FUNDS            Payden Mutual Funds
securities, such as stocks or bonds, and investment instruments, including options and futures on securities and indices. Moreover, the Underlying Funds or ETFs in which the 2030 Fund invests may invest directly in stock or bonds or investment instruments in accordance with their own investment policies and strategies, which are described in the relevant prospectus for each of the Underlying Funds or ETFs.

      As a matter of investment policy, the following is the expected asset allocation for the 2030 Fund between stocks and bonds as of February 2008:

INVESTMENT CATEGORY                                           LONGEVITY FUND 2030+
-------------------                                           --------------------
Fixed Income Underlying Funds                                         13%
Fixed Income ETFs                                                      0%
Fixed Income Individual Securities                                    15%
                                                              --------------------
Subtotal:Fixed Income Allocation                                      28%
Equity Underlying Funds                                               32%
Equity ETFs                                                           40%
Equity Individual Securities                                           0%
                                                              --------------------
Subtotal: Equity Allocation                                           72%
Total                                                                100%

      The actual asset allocation for the 2030 Fund among the Underlying Funds, ETFs and individual securities is intended to match its current target asset allocation model, which may change from time to time. In addition, the 2030 Fund's assets may be reallocated among the Underlying Funds, ETFs and individual securities at Wilshire's discretion. However, on at least a quarterly basis, Wilshire will reassess and make any necessary revisions in the 2030 Fund's current target allocation model, including revising the asset class weightings in the model and adding or removing Underlying Funds, ETFs and individual securities to or from the model. The amounts invested by the 2030 Fund in each investment category will vary from time to time depending on Wilshire's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. Wilshire will also periodically rebalance the weightings in the Underlying Funds, ETFs and individual securities in the 2030 Fund to match its current target asset allocation model. In general, however, Wilshire does not anticipate making frequent changes in the 2030 Fund's asset allocations. For more information, see "The Fund of Funds Structure" discussion in this "Target Date Funds" section in this Prospectus.

      Wilshire uses mathematical and statistical investment processes to allocate assets and construct the 2030 Fund's portfolio in ways that seek to outperform the 2030 Fund's specific benchmarks. However, past performance does not guarantee future results, and these processes may not achieve the desired results.

      Under normal circumstances, the 2030 Fund intends to be fully invested in Underlying Funds, ETFs or individual securities as described in this Prospectus. Pending investment of Fund assets, to meet anticipated redemption requests, or as a temporary defensive measure if Wilshire determines that market conditions warrant, the 2030 Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gains from a rising market, thus reducing the 2030 Fund's ability to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS:

      By investing in the 2030 Fund, an investor assumes the general types of risks of investing in the Longevity Funds that are discussed under the "Principal Risks of Investing in the Longevity Funds" discussion in this "Target Date Funds" section in this Prospectus, In particular, because of the 72% allocation to equity investments, the investor should review the information in that discussion on the risks of investing in "Equity (Stock) Investments."

      In addition, by investing in the 2030 Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the Underlying Funds or ETFs. Such risks are described in this Prospectus under the "Principal Investment Risks" discussion for each of the Underlying Funds or ETFs in which the 2030 Fund invests. Finally, more information about the risks of investing in the 2030 Fund is located in the"More About Risks Associated with the Underlying Funds and ETFs" discussion in this "Target Date Funds" section of this Prospectus and in the "More About Strategies, Related Risks and Disclosure of Portfolio Holdings" section in this Prospectus.

      There can be no assurance that the 2030 Fund will meet its investment objective, and the 2030 Fund's returns will vary. As a result, an investor could lose money by investing in the 2030 Fund.

PAYDEN/WILSHIRE LONGEVITY FUND 2010+ TICKER SYMBOL PWLFX

INVESTMENT OBJECTIVE:

      The investment objective of the Payden/Wilshire Longevity Fund 2040+ (the"2040 Fund") is to provide a high level of total return over time with an increased emphasis on capital preservation as the target age 65 date approaches. Thereafter, as the investor continues to move further into life after age 65, the emphasis will increasingly be placed on high current income, with a decreasing secondary focus on capital appreciation.

Prospectus                      TARGET DATE FUNDS                             41

PRINCIPAL INVESTMENT STRATEGIES:

      The 2040 Fund operates under a fund of funds structure in which it invests in Underlying Funds, ETFs and individual securities according to an asset allocation strategy designed for investors born between 1970 and 1980 who are reaching age 65 close to the year 2040. The asset allocation strategy is designed to reduce the volatility of investment returns while still providing the potential for high long-term total returns that are more likely to be achieved by including exposure to stocks. Nevertheless, the 2040 Fund's asset allocation will become more conservative over time as the target age 65 date approaches and thereafter, as the investor moves further into life after age 65. As a result, the 2040 Fund will increase its allocation to bonds over time. In addition to investments in the Underlying Funds and ETFs, the 2040 Fund may also invest directly in individual securities, such as stocks or bonds, and investment instruments, including options and futures on securities and indices. Moreover, the Underlying Funds or ETFs in which the 2040 Fund invests may invest directly in stocks or bond or investment instruments in accordance with their own investment policies and strategies, which are described in this Prospectus.

      As a matter of investment policy, the following is the expected asset allocation for the 2040 Fund between stocks and bonds as of February 2008:

INVESTMENT CATEGORY                                         LONGEVITY FUND 2040+
-------------------                                         --------------------
Fixed Income Underlying Funds                                         9%
Fixed Income ETFs                                                     0%
Fixed Income Individual Securities                                    0%
                                                              --------------------
Subtotal: Fixed Income Allocation                                     9%
Equity Underlying Funds                                              40%
Equity ETFs                                                          51%
Equity Individual Securities                                          0%
                                                              --------------------
Subtotal                                                             91%
Total                                                               100%

      The actual asset allocation for the 2040 Fund among the Underlying Funds, ETFs and individual securities is intended to match its current target asset allocation model, which may change from time to time. In addition, the 2040 Fund's assets may be reallocated among the Underlying Funds, ETFs and individual securities at Wilshire's discretion. However, on at least a quarterly basis, Wilshire will reassess and make any necessary revisions in the 2040 Fund's current target allocation model, including revising the asset class weightings in the model and adding or removing Underlying Funds, ETFs and individual securities to or from the model. The amounts invested by the 2040 Fund in each investment category will vary from time to time depending on Wilshire's assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. Wilshire will also periodically rebalance the weightings in the Underlying Funds, ETFs and individual securities in the 2040 Fund to match its current target asset allocation model. In general, however, Wilshire does not anticipate making frequent changes in the 2040 Fund's asset allocations. For more information, see "The Fund of Funds Structure" discussion in this "Target Date Funds" section in this Prospectus.

      Wilshire uses mathematical and statistical investment processes to allocate assets and construct the 2040 Fund's portfolio in ways that seek to outperform the 2040 Fund's specific benchmarks. However, past performance does not guarantee future results, and these processes may not achieve the desired results.

      Under normal circumstances, the 2040 Fund intends to be fully invested in Underlying Funds, ETFs or individual securities as described in this Prospectus. Pending investment of Fund assets, to meet anticipated redemption requests, or as a temporary defensive measure, if Wilshire determines that market conditions warrant, the 2040 Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position would be to avoid market losses. However, if market conditions improved, this strategy could result in reducing the potential gains from a rising market, thus reducing the 2040 Fund's ability to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS:

      By investing in the 2040 Fund, an investor assumes the general types of risks of investing in the Longevity Funds that are discussed under the "Principal Risks of Investing in the Longevity Funds" discussion in this "Target Date Funds" section in this Prospectus. In particular, because of the 91% allocation to stock investments, the investor should review the information in that discussion on the risks of investing in "Equity (Stock) Investments."

      In addition, by investing in the 2040 Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the Underlying Funds or ETFs. Such risks are described in this Prospectus under the "Principal Investment Risks" discussion for each of the Underlying Funds or ETFs in which the 2040 Fund invests. Finally, more information about the risks of investing in the 2040 Fund is located in the "More About Risks Associated with the Underlying Funds and ETFs" discussion in this "Target Date Funds" section of this Prospectus and in the "More About Strategies, Related Risks and Disclosure of Portfolio Holdings" section in this Prospectus.

      There can be no assurance that the 2040 Fund will meet its investment objective, and the 2040 Fund's returns will vary. As a result, an investor could lose money by investing in the 2040 Fund.

42                              TARGET DATE FUNDS            Payden Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE LONGEVITY FUNDS

Risks of Investing in the Underlying Funds and ETFs. Each of the Underlying Funds and ETFs in which a Longevity Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds' and ETFs' shares and therefore the value of the Longevity Fund's shares. By investing in that Longevity Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in the Underlying Funds and ETFs. Moreover, to the extent that the Longevity Fund invests more of its assets in one Underlying Fund or ETF than in another, the Longevity Fund will have greater exposure to the risks of that Underlying Fund or ETF. The investment objective and principal investment strategies of each of the current Underlying Funds are described elsewhere in this Prospectus. There is no guarantee that the Underlying Funds or ETFs in which the Longevity Funds invest will achieve their investment objectives. The risks of the Underlying Funds' or ETFs' investments are described below in the "More About Risks Associated with the Underlying Funds and ETFs" discussion in this "Target Date Funds" section in this Prospectus.

Allocation Risk. Each Longevity Fund's investment strategy is to vary the amount invested among asset classes of securities over time. Thus, each Longevity Fund is subject to asset allocation risk, which is the risk that Wilshire's evaluations and assumptions regarding the Underlying Funds, ETFs or individual securities may be incorrect in view of actual market conditions, and in that event Wilshire may allocate assets of the Longevity Fund to an asset class that underperforms other asset classes. For example, the Longevity Fund may have a heavy weight in equity securities ("stocks") when the stock market is falling and the bond market is rising.

Asset Class Risk. Each asset class of investment involves specific risks. To the extent that a Longevity Fund invests a greater percentage of its assets in stock Underlying Funds, stock ETFs or individual stocks, such as the 2040 Fund, it will be more susceptible to the risks associated with stocks. Similarly, to the extent a Longevity Fund invests a greater percentage of its assets in bond Underlying Funds, bond ETFs or individual fixed income securities or debt obligations (collectively "bonds"), such as the 2010 Fund, it will be more susceptible to the risks associated with bonds.

Equity (Stock) Investments. Each of the Longevity Funds, stock Underlying Funds and ETFs (each, a "Fund") may invest in stocks. For assets allocated to stocks, the primary risk is that the value of the stocks held will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a Fund's stock investments and, therefore, the value of the Fund's shares to fluctuate, and you could lose money investing in a Longevity Fund.

Some of the Funds may invest in the stocks of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stocks of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the Funds may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a Fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning foreign issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries.

Fixed Income (Bond) Investments. Each of the Longevity Funds, Bond Underlying Funds and ETFs (each, a "Fund") may invest in bonds. For assets allocated to bonds, the primary risks are interest rate risk, credit risk and prepayment risk. Interest rate risk is the risk that the value of the bonds held by a Fund and, therefore, the value of the shares of the Fund, will fluctuate with changes in interest rates. These fluctuations can be greater for bonds with longer maturities and for mortgage-related bonds. When interest rates fall, the value of already-issued bonds increase in value, and when interest rates rise, the value of already-issued bonds decline in value, and they may sell at discounts from their face amounts or from the amounts a Fund paid for them. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in a Longevity Fund.

Credit risk is the risk that the issuer of a bond will be unable to make interest or principal payments on time. A bond's credit rating reflects the credit risk associated with the bond. Higher-rated bonds involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government bonds than for U.S. government securities, and higher still for bonds rated below investment grade. The value of the bonds held by a Fund and, therefore, the value of the Fund's shares, will fluctuate with the changes in the credit rating of the bonds held.

With respect to prepayment risk, when interest rates fall, the issuers of mortgage-related bonds may prepay principal to a Fund more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate.

Non-Diversification. Each of the Longevity Funds is "non-diversified," which means that a particular Longevity Fund may from time to time invest a larger percentage of its assets in securities of a limited number of issuers, i.e., Underlying Funds, ETFs or individual issuers. With the exception of the Payden High Income Fund, each of the Underlying Funds is a non-diversified Fund. Because each Longevity Fund is non-diversified, events that affect a few -- or even one -- of the Longevity Fund's investments may have a greater impact on the value of the Longevity Fund's shares than they would, if the Longevity Fund were diversified.

Prospectus                      TARGET DATE FUNDS                             43

FUND PERFORMANCE HISTORY

The Longevity Funds commenced operations on June 28, 2007. Performance information for the Longevity Funds has not been presented because the Longevity Funds have not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Longevity Funds. Longevity Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees in connection with your Longevity Fund investment. However, you will indirectly pay annual Longevity Fund operating expenses, which vary from year to year.

SHAREHOLDER FEES (fees paid directly from your investment)

2010 FUND                     0.00%
2020 FUND                     0.00%
2030 FUND                     0.00%
2040 FUND                     0.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                                                              TOTAL DIRECT                           TOTAL
                                                              ANNUAL FUND       UNDERLYING        ANNUAL FUND
              MANAGEMENT     DISTRIBUTION       OTHER          OPERATING         FUND FEES         OPERATING
                FEE(1)       (12B-1) FEE      EXPENSES        EXPENSES(2)     AND EXPENSES(3)     EXPENSES(2)
              ----------     ------------    -----------     ------------     ---------------     -----------
2010 Fund        0.19%           0.25%          0.64%            1.08%              0.32%             1.40%
2020 Fund        0.17%           0.25%          0.57%            0.99%              0.41%             1.40%
2030 Fund        0.16%           0.25%          0.51%            0.92%              0.48%             1.40%
2040 Fund        0.15%           0.25%          0.44%            0.84%              0.56%             1.40%

Example of Fund Expenses: This example will help you compare the cost of investing in a Longevity Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (1) a $10,000 initial investment,
(b) 5% total return each year, and (c) no change in Total Direct Annual Fund Operating Expenses. The example is for comparison only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR             3 YEARS           5 YEARS           10 YEARS
                       -------            -------           -------           --------
2010 FUND              $   143            $   443           $   766           $  1,680
2020 FUND              $   143            $   443           $   766           $  1,680
2030 FUND              $   143            $   443           $   766           $  1,680
2040 FUND              $   143            $   443           $   766           $  1,680


(1) The Management Fee is an estimate composed of the investment management fee to be paid to Wilshire, 0.15% of average daily net assets, plus the estimated investment management fee to be paid to Payden with respect to that portion of the assets of each Longevity Fund for which Payden has day-to-day investment management responsibility, based on each Longevity Fund's current target allocation as set forth earlier in this Prospectus under "Principal Investment Strategies" for each Longevity Fund.

(2) For each Longevity Fund, Payden has contractually agreed that for so long as it is the investment adviser to the Longevity Fund, "Total Annual Fund Operating Expenses" (exclusive of taxes and interest) for the Longevity Fund will not exceed 1.40%. Total Annual Fund Operating Expenses for a Longevity Fund equals the sum of (a) the Total Direct Annual Fund Operating Expenses for the Longevity Fund, and (b) the indirect fees and expenses of each Underlying Fund and ETF in which the Longevity Fund invests.

(3) Each Longevity Fund's shareholders indirectly bear, pro rata, the expenses of the Underlying Funds and ETFs in which each Longevity Fund invests. These amounts represent the fees and expenses incurred indirectly by each Longevity Fund through its investment the Underlying Funds and ETFs during the prior fiscal year.

44                              TARGET DATE FUNDS            Payden Mutual Funds

MORE ABOUT RISKS ASSOCIATED WITH THE UNDERLYING FUNDS AND ETFS

      The inherent risks associated with the principal investment strategies of the Longevity Funds are discussed above. However, because the Longevity Funds invest in the shares of the Underlying Funds and ETFs, the Longevity Funds will be subject to the risks of the Underlying Funds and ETFs, in addition to the risks associated with any individual security in which each Longevity Fund invests directly. The following paragraphs describe the types of risks that each Longevity Fund may experience through its investments in the Underlying Funds and ETFs. Information on the current Underlying Funds is presented elsewhere in this Prospectus, and a more complete discussion of the risks of those Underlying Funds may be found in those presentations. For a more complete discussion of the ETFs, please see the prospectuses of those ETFs.

Credit Risk. For fixed income securities or debt obligations (collectively "bonds"), credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an Underlying Fund or ETF. The credit risk of an Underlying Fund or ETF depends on the credit quality of its underlying securities. In general, for bonds, the lower the credit quality of an Underlying Fund's or ETF's securities, the higher the risk, assuming all other factors such as maturity are equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains, and may increase any losses, produced by foreign currency denominated investments.

Derivatives Risk. When an Underlying Fund uses derivatives (securities whose values are based upon the values of other securities or indices) to hedge positions in its portfolio, any loss generated by the derivative security should be substantially off set by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an Underlying Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

Interest Rate Risk. For bonds, interest rate risk is the possibility that the price of a security will fall because of changing interest rates. In general, bond prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an Underlying Fund with a more specific investment style, such as value or growth, may perform less well than an Underlying Fund that allows greater flexibility in the investment of assets.

Liquidity Risk. An Underlying Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Underlying Fund finds to be favorable. An Underlying Fund may therefore have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance.

Market Risk. Stock market movements will affect an Underlying Fund's or ETF's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an Underlying Fund or ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole.

Portfolio Strategy Risk. The performance of an Underlying Fund is in part dependent upon the skill of its investment adviser in making appropriate investments. To the extent that an Underlying Fund's investments differ from the portfolio represented by its benchmark, there exists the potential for volatility of the return of the Underlying Fund relative to its benchmark. As the industry and sector composition of the market or benchmark changes over time, the implementation of an Underlying Fund's strategy can lead to substantial differences in the sector or industry allocation of the Underlying Fund relative to the market or benchmark.

Prepayment Risk. Mortgage-backed bonds are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the securities' underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed bonds are subject to the risk that an unexpected rise in interest rates will extend the life of such securities beyond the expected prepayment time, typically reducing the securities' value. Mortgage-backed bonds are also subject to the risk that an unexpected decline in interest rates will contract the life of such securities, thereby affecting their payment schedules, which may affect the values of the securities.

Reinvestment Risk. During periods of falling interest rates, a bond with a high stated interest rate may be prepaid, or "called," prior to its expected maturity date. If, during periods of falling interest rates, a bond with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an Underlying Fund's or ETF's income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate-and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Prospectus                      TARGET DATE FUNDS                             45

Turnover Risk. A Longevity Fund or an Underlying Fund that trades aggressively will experience high portfolio turnover and relatively higher brokerage and other transaction costs. Such transaction costs may lower the Fund's effective return.

Valuation Risk. A Longevity Fund or an Underlying Fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at higher prices than the market will bear.

Non-Diversification Risk. To the extent an Underlying Fund is "non-diversified," which means that the Underlying Fund may from time to time invest a larger percentage of its assets in securities of a limited number of issuers, events that affect a few - or even one - of the Underlying Fund's investments may have a greater impact on the value of the Underlying Fund's shares than they would if the Underlying Fund were diversified.

THE FUND OF FUNDS STRUCTURE

      Each of the Longevity Funds is structured as a "fund of funds," which means that each Longevity Fund attempts to implement its investment strategies by investing substantially all of its assets in the Underlying Funds and ETFs, and also in individual securities.

      Each Longevity Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. Wilshire constructs and maintains asset allocation strategies for each Longevity Fund. The degree to which a Longevity Fund is invested in the particular market segments or asset classes represented by the Underlying Funds or ETFs varies, as does the investment risk and reward potential represented by each Longevity Fund. Wilshire's selection of the Underlying Funds or ETFs may have a positive or negative effect on a Longevity Fund's performance.

      In managing the Longevity Funds, Wilshire focuses on three key principles: asset allocation, portfolio structure, and continuous fund management. Asset allocation across appropriate asset classes (i.e., the Underlying Funds or ETFs) is the central theme of Wilshire's investment philosophy. Wilshire seeks to reduce risk by investing in Underlying Funds that are diversified within each asset class. Finally, Wilshire will rebalance allocations to ensure that the appropriate mix of assets for each Longevity Fund is constantly in place.

      Each Longevity Fund reserves the ability to discontinue using a fund of funds structure and invest directly in the types of securities in which the Underlying Funds invest. Shareholders will be notified in advance before the structure of a Longevity Fund is changed.

      An investor in any Longevity Fund should understand that, as an alternative, the investor could invest directly in the Underlying Funds, ETFs or individual securities. By investing indirectly in the Underlying Funds or ETFs through a Longevity Fund, the investor incurs directly not only a proportionate share of the expenses of the particular Longevity Fund, but also incurs indirectly similar expenses for the Underlying Funds or ETFs, as indicated in the "Fees and Expenses" discussion in this Target Date Funds section in this Prospectus. However, an investor who chooses to invest directly in an Underlying Fund or ETF would not receive the asset allocation and rebalancing services provided by Wilshire.

INFORMATION ABOUT THE UNDERLYING FUNDS

      Currently, the Underlying Funds include the stock (equity securities) funds and bond (fixed income securities) funds listed below.

STOCK UNDERLYING FUNDS:                            BOND UNDERLYING FUNDS:
Payden U.S. Growth Leaders Fund                    Payden GNMA Fund
Payden Value Leaders Fund                          Payden Core Bond Fund
Metzler/Payden European Emerging Markets Fund      Payden High Income Fund
Metzler/Payden European Leaders Fund               Payden Emerging Markets Bond Fund
Metzler/Payden International Real Estate Fund      Payden Global Fixed Income Fund

      Each of the Payden U.S. Growth Leaders Fund, Payden Value Leaders Fund, Payden Core Bond Fund, Payden GNMA Fund, Payden High Income Fund, Payden Emerging Markets Bond Fund and Payden Global Fixed Income Fund is a series of the P&R Trust and are part of a group of Funds that are known as the "Payden Funds." Each of the four Longevity Funds is also a series of the P&R Trust. Payden is the investment adviser for each of the Payden Funds and each of the Longevity Funds, while Wilshire is the sub-adviser for each of the Longevity Funds. Each of the Metzler/Payden European Emerging Markets Fund, Metzler/Payden European Leaders Fund and Metzler/Payden International Real Estate Fund is a series of the M/P Trust, and these Funds are known as the "Metzler/Payden Funds." Metzler/Payden, which is owned equally by Payden and the Metzler Bank Group of Frankfurt, Germany, is the investment adviser for the Metzler/Payden Funds.

      Each of the Underlying Funds is described in, and offered for sale through, this Prospectus.

46                              TARGET DATE FUNDS            Payden Mutual Funds

      The relative weightings for each Longevity Fund in various Underlying Funds, ETFs or individual securities will vary over time. No Longevity Fund is required to invest in any particular Underlying Fund or, if it does invest in an Underlying Fund, to invest any minimum percentage of its assets in the Underlying Fund. The same principle applies to investing in various ETFs or individual securities. The Longevity Funds currently expect to invest in some or all of the Underlying Funds. While the Underlying Funds are categorized generally as stock or bond, you should understand that some of the Underlying Funds invest in a mix of securities of foreign and domestic issuers, investment grade and below investment grade bonds, derivatives and other securities, which in each case are subject to additional risk. In consultation with Payden, Wilshire may add, eliminate or replace Underlying Funds at any time and may invest in other mutual funds advised by a select group of investment management firms, or other types of investment securities, all without prior notice to Longevity Fund shareholders.

INFORMATION ABOUT EXCHANGE-TRADED FUNDS

      In addition to the Underlying Funds identified above, the Longevity Funds may invest in so-called "exchange-traded funds" or "ETFs." ETFs are investment portfolios that trade like stocks on an exchange. An ETF generally holds a collection of securities designed to track the performance of an index, or a basket of stocks, with a specific investment objective. As a result, the performance of the ETF should generally reflect the performance of its underlying index, or basket, before fees and expenses.

      Currently, it is expected that the Longevity Funds will invest in equity ETFs that are designed to track the U.S. growth market segment (the Vanguard Growth VIPER), the U.S. small cap growth market segment (the Vanguard Small Growth VIPER), the U.S. value market segment (the Vanguard Value VIPER), the U.S. small cap value market segment (the Vanguard Small Value VIPER), the emerging market equity market segment (the Vanguard Emerging Market Equity VIPER), the Europe, Australasia and Far East (EAFE) equity market segment (the iShares MSCI EAFE Index), the European equity market segment, excluding the United Kingdom (the MSCI Europe ex UK ETF), the United Kingdom equity market segment (the MSCI UK ETF), the Pacific Rim equity market segment, excluding Japan (the MSCI Pacific ex Japan ETF) and the Japan equity market segment (the MSCI Japan ETF). In addition, the Longevity Funds may invest in fixed income ETFs that are designed to track the broad U.S. fixed income market (the iShares Lehman Aggregate Fund).

                          MORE ABOUT STRATEGIES, RISKS
                      AND DISCLOSURE OF PORTFOLIO HOLDINGS

      This selection of this Prospectus discusses investment strategies, types of securities and investment techniques applicable to some or all of the Funds, as well as the policies on the disclosure of each Fund's portfolio holdings.

INFLATION-INDEXED SECURITIES

      Each U.S. Bond Fund, each Tax Exempt Bond Fund, each Global Bond Fund and each Longevity Fund may invest in inflation-indexed securities. Unlike a conventional bond, on which the issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal and interest payments that are adjusted over time to reflect inflation -- a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return" -- a return after adjusting for the impact of inflation, which erodes the purchasing power of an investor's portfolio. This adjustment is a key feature, although during a period of deflation principal and interest payments on inflation-indexed securities will be adjusted downward, and an investing Fund will be subject to deflation risk with respect to these investments. The price of inflation-indexed securities is affected by fluctuations in "real" interest rates (the component of interest rates not tied to investor expectations of future inflation). A rise in real interest rates will generally cause the price of an inflation-indexed security to fall, while a decline in real interest rates will generally increase the price of an inflation-indexed security.

MORTGAGE-BACKED SECURITIES

      Each U.S. Bond Fund, each Tax Exempt Bond Fund, each Global Bond Fund and the Payden Market Return Fund may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. Each U.S. Bond Fund (except the Payden U.S. Government and Payden GNMA Funds), each Global Bond Fund and the Payden Market Return Fund may also invest in foreign mortgage-related securities. Payments made on the underlying mortgages and passed through to an investing Fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the mortgages default or if guarantors or insurers default.

ASSET-BACKED RECEIVABLES

      Each U.S. Bond Fund, each Tax Exempt Bond Fund, each Global Bond Fund and the Payden Market Return Fund may invest in U.S. and foreign asset-backed receivables, which represent undivided fractional interests in trusts with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require an investing Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the loans default or if guarantors or insurers default.

Prospectus                MORE ABOUT STRATEGIES, RISKS                        47
                      AND DISCLOSURE OF PORTFOLIO HOLDINGS

U.S. GOVERNMENT AND AGENCY SECURITIES

      Most of the Funds purchase debt obligations issued by the U.S. Treasury, which are backed by the full faith and credit of the U . S . Government. These securities include U.S. Treasury bills, notes and bonds. In addition, many of the Funds purchase debt obligations, commonly called U.S. Government agency securities, which are issued by agencies chartered by the U.S. Government. These issuers are generally classified as government-sponsored enterprises and are often referred to as "GSEs." The Funds primarily invest in securities issued by one or more of the following GSEs:

      - The Government National Mortgage Association (GNMA) issues mortgage-backed securities that are collateralized by home loans. GNMA securities are backed by the full faith and credit of the U.S. Government.

      - Each of the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) issue debt obligations in order to purchase home mortgages. Both agencies package a portion of these mortgages into mortgage-backed securities that are sold to investors such as the Funds. These securities are not backed by the full faith and credit of the U.S. Government. However, each of FNMA and FHLMC currently has access to a line of credit with the U.S. Treasury.

      - The Federal Home Loan Bank System (FHLB) is comprised of twelve regional banks that provide liquidity and credit to thrift institutions, credit unions and commercial banks. FHLB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. Government. However, similar to FNMA and FHLMC, FHLB has access to a line of credit with the U.S. Treasury.

      - The Federal Farm Credit Bank System (FFCB) is comprised of cooperatively owned lending institutions that provide credit to farmers and farm-affiliated businesses. FFCB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. Government, nor can FFCB borrow from the U.S. Treasury.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      Each U.S. Bond Fund (except the Payden Cash Reserves Money Market, Payden U.S. Government and Payden GNMA Funds), each Global Bond Fund and the Payden Market Return Fund may invest in fixed-rate and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk and risks of being a lender. If an investing Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

EXCHANGE-TRADED FUNDS

      Each Fund, other than the Payden Cash Reserves Money Market Fund, may invest in exchange-traded funds ("ETFs") and other broad market derivative instruments. However, under the Investment Company Act of 1940, as amended, neither the P&R Trust and its affiliated persons (i.e., the Payden Funds or the Payden/Wilshire Longevity Funds), nor the M/P Trust and its affiliated person (i.e., the Metzler/Payden Funds) may hold in the aggregate more than 3% of the outstanding shares of any ETF.

      ETFs are shares of a portfolio designed to track closely the performance of any one or an array of market indexes. Examples include the S&P 500 Index, the Goldman Sachs corporate bond market index, and the MSCI Europe Index. ETFs trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way shares of publicly held companies trade on such exchanges. They may be traded any time during normal trading hours, using all of the portfolio management approaches associated with stocks, e.g., market orders, limit orders, or stop orders. They are also subject to the risks of trading halts due to market conditions or other reasons. In addition, investment in such an ETF by a Fund will involve duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the ETF.

BELOW INVESTMENT GRADE DEBT OBLIGATIONS

      Each Tax Exempt Bond Fund, each Global Bond Fund, and each of the Payden Short Bond, Payden Opportunity Bond, Payden High Income and Payden Market Return Funds may invest in below investment grade debt obligations. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB - ), Moody's (at least Baa3) or Fitch (at least BBB - ), or are securities determined by a Fund's investment adviser to be of comparable quality. Lower quality debt securities are more speculative, less liquid and involve a greater risk of default or price change due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. Further information regarding investment ratings is in Appendix A.

FOREIGN INVESTMENTS

      Each U.S. Bond Fund (except the Payden GNMA and Payden U.S. Government Funds), each Global Bond Fund, each U.S. Equity Fund and each International Equity Fund may invest in securities of foreign issuers ("foreign securities"). Investing in foreign securities involves certain risks and considerations not typically associated with investing in U.S. securities, including less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Some foreign securities are less liquid and have more volatile prices than U.S. securities. In addition, settling transactions in foreign securities may take longer than U.S. securities. Obtaining and enforcing judgments against foreign entities may be more difficult than obtaining and enforcing judgments against domestic entities.

48                        MORE ABOUT STRATEGIES, RISKS       Payden Mutual Funds
                      AND DISCLOSURE OF PORTFOLIO HOLDINGS

      Changes in foreign exchange rates may adversely affect the value of a Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

FOREIGN CURRENCY TRANSACTIONS

      Each U.S. Bond Fund (except the Payden Cash Reserves Money Market, Payden U.S. Government and Payden GNMA Funds), each Global Bond Fund, each U.S. Equity Fund and each International Equity Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of these Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Fund's custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

EMERGING MARKETS

      Each U.S. Bond Fund (except the Payden Cash Reserves Money Market, Payden U.S. Government and Payden GNMA Funds), each Global Bond Fund, each U.S. Equity Fund and each International Equity Fund may invest in securities of issuers organized or headquartered in emerging market countries. Foreign investment risks are generally greater for securities of such companies. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

DEPOSITORY RECEIPTS

      Each Metzler/Payden Fund may invest in depository receipts. American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company, which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement, but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from that of the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

REAL ESTATE COMPANIES

      The Metzler/Payden International Real Estate Fund invests in equity securities issued by real estate companies, which the Fund defines as a company that (A) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (B) has at least 50% of its assets in such real estate. Real estate equity securities can consist of (1) common stocks, including shares of real estate investment trusts ("REITs," which are a type of U.S. real estate company) or shares of similar U.S. or non-U.S. REIT-like entities; (2) rights or warrants to purchase common stocks; (3) securities convertible into common stocks where the conversion feature represents a significant element of the securities' value; and (4) preferred stocks. Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of non-U.S. real estate companies.

      REITs. A REIT is a type of U.S. real estate company that pools investors' funds to own, and usually operate, income-producing real estate, or to invest in real estate related loans or interests. REITs are not subject to U.S. corporate income tax, provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

      Non-U.S. Real Estate Companies. Non-U.S. real estate companies may have characteristics that are similar to those of REITs, as a number of countries have approved, or are considering approving, the establishment of REIT-like entities which would not be subject to corporate income tax in their home countries, provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. While the Metzler/Payden International Real Estate Fund is not limited to investing in REIT or REIT-like entities, it is expected that the Fund will invest primarily in these types of companies.

      Although the Fund will not invest in real estate directly, because of its policy to concentrate its assets in real estate securities, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include, but are not limited to, declines in the value of real estate, risks related to general local and economic conditions, possible lack of availability of mortgage funds, overbuilding, extended property vacancies, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

Prospectus                MORE ABOUT STRATEGIES, RISKS                        49
                      AND DISCLOSURE OF PORTFOLIO HOLDINGS

      In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986 or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in delayed delivery transactions. These transactions involve a Fund's commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account cash U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, a Fund will not invest more than 50% of its total assets in when-issued and delayed delivery transactions.

DERIVATIVE INSTRUMENTS

      Each U.S. Bond Fund (except the Payden Cash Reserves Money Market Fund), each Tax Exempt Fund, each Global Bond Fund, each U.S. Equity Fund and each International Equity Fund may use derivative instruments for risk management purposes or otherwise as part of its investment strategies. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, interest rate, total return and credit default swaps). Each such Fund may invest some or all of its assets in derivative instruments. Such Funds typically use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk. Such Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by such a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Derivative Instruments" in the section on "Investment Strategies/ Techniques and Related Risks" in the Statement of Additional Information, a copy of which is available, free of charge, on the Funds' Internet sites at payden.com or metzlerpayden.com.

      A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

      Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

      Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. In addition, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

      Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

      Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by its Adviser in accordance with established procedures, or as permitted by applicable regulation enter into certain off setting positions, to cover its obligations under derivative instruments.

      Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

      Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest

50                        MORE ABOUT STRATEGIES, RISKS       Payden Mutual Funds
                      AND DISCLOSURE OF PORTFOLIO HOLDINGS

rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by off setting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain off setting positions or asset coverage in connection with certain derivatives transactions.

      Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates) than if the Fund had not used such instruments.

TEMPORARY DEFENSIVE MEASURES

      During times when a Fund's investment adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds, or may use futures to hedge the entire portfolio. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

      A Fund's annual turnover rate indicates changes in its portfolio investments. A Fund's investment adviser will sell a security when appropriate and consistent with a Fund's investment objective and policies, regardless of the effect on the Fund's portfolio turnover rate. Buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. No Fund can accurately predict its future annual portfolio turnover rate. It can vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Each Fund's annual portfolio turnover rates are noted in the Financial Highlights for that Fund in Appendix C.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

      Each Fund makes available listings of its portfolio holdings pursuant to policies and procedures set forth under the heading "Disclosure of Fund Portfolio Holdings" in the Statement of Additional Information for the Funds, a copy of which is available, free of charge, on the Funds' Internet sites at payden.com or metzlerpayden.com.

OTHER INVESTMENTS AND TECHNIQUES

      The Funds may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for more information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

                             MANAGEMENT OF THE FUNDS

PAYDEN FUNDS - INVESTMENT ADVISER

      Payden, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to each of the seventeen Payden Funds pursuant to an Investment Advisory Agreement. Payden is an investment counseling firm founded in 1983, and currently has approximately $55 billion of assets under management.

      Investment Policy Committee. Payden's Investment Policy Committee is responsible for defining the broad investment parameters of the Funds, including for example the types of strategies to be employed and the range of securities acceptable for investment by the Funds. The Committee is comprised of Kristin Ceva, Asha Joshi, Brian Matthews, Christopher Orndorff , Joan Payden, James Sarni, Mary Beth Syal and Scott Weiner.

      Kristin Ceva is a Principal who joined Payden in 1998 and has 16 years experience in the investment management business. Asha Joshi is a Managing Principal; she joined Payden in 1994 and has 23 years experience in the investment management business. Brian Matthews is a Managing Principal who joined Payden in 1986 and has 26 years experience in the investment management business. Christopher Orndorff is a Managing Principal; he joined Payden in 1990 and has 23 years experience in the investment management business. Joan Payden is President and founder of Payden and has 37 years experience in the investment business. James Sarni is a Managing Principal who joined Payden in 1990 and has 25 years experience in the investment management business. Mary Beth Syal is a Managing Principal; she joined Payden in 1991 and has 23 years experience in the investment management business. Scott Weiner is a Managing Principal who joined Payden in 1993 and has 24 years experience in the investment management business.

      Fund Portfolio Managers. Payden typically follows a team approach in the management of the Payden Funds, in which different teams of Payden personnel are responsible for the day-to-day management of the Funds within the broad investment parameters established by the Investment Policy Committee. Each team meets regularly to review portfolio holdings and discuss purchase and sales activity of all accounts in the strategy, including a particular Fund or group of Funds. The portfolio managers, who are generally team leaders or senior investment personnel on the team, are supported by other members of the team. These include research analysts and other investment professionals who provide research

Prospectus                   MANAGEMENT OF THE FUNDS                          51

support, make securities recommendations and generally support the portfolio managers in all activities. Members of a team may change from time to time, and the team leaders and senior investment personnel who are identified as the portfolio manager or managers for a Fund may also change from time to time. The current portfolio managers for each of the Payden Funds are as follows:

      Limited Maturity Fund, Short Bond Fund, U.S. Government Fund and Global Short Bond Fund. Mary Beth Syal, Chartered Financial Analyst ("CFA"), is a Managing Principal and portfolio manager. She has overall responsibility over the broad aspects of the Funds' investments, and together with David Ballantine, CFA, a Principal and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Mr. Ballantine has been with Payden since 1991 and in the investment management business for 20 years.

      GNMA Fund. David Ballantine and Gary Greenberg, CFA, a Senior Vice President and portfolio manager, together have overall responsibility for the Fund's investments, including portfolio construction, security selection and risk assessment. Gary Greenberg has been with Payden and in the investment management business since 1995.

      Core Bond Fund and Opportunity Bond Fund. James Sarni, CFA, is a Managing Principal and portfolio manager. He has overall responsibility over the broad aspects of the Funds' investments, and together with Kristin Ceva, CFA, a Principal and portfolio manager, deals with portfolio construction, broad security selection and risk assessment.

      High Income Fund. Sabur Moini, a Senior Vice President and portfolio manager, has been with Payden since 2000 and in the investment management business for over 15 years. He has overall responsibility over the broad aspects of the Funds' investments, and together with Gregory Tornga, a Vice President and senior analyst and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Mr. Tornga has been with Payden since 2004. Prior to that, he was with Couad Communication Group, Inc. as Director of Investor Relations for three years. Mr. Tornga has been in the investment management business for 4 years.

      Tax Exempt Bond Fund and California Municipal Income Fund. Rena Patel , CFA, a Vice President and portfolio manager, has been with Payden and in the investment management business for over 8 years. She has overall responsibility over the broad aspects of the Funds' investments, and supervises team members on portfolio construction, broad security selection and risk assessment.

      Global Fixed Income Fund. Tim Rider, CFA, a Senior Vice President and portfolio manager, and Kristin Ceva together have overall responsibility for the Fund's investments, and working with Nigel Jenkins, a portfolio manager, deal with portfolio construction, security selection and risk assessment. Mr. Rider has been with Payden since 1999 and in the investment management business for 14 years. Mr. Jenkins has been with Payden since 2006. Prior to that, he was with Centric Capital LLP for two years, responsible for all aspects of investment strategy and implementation of in interest rate, fixed income and currency markets, and with West LB Asset Management from 2001 through 2003, with overall responsibility for global and UK fixed income and cash account performance. Mr. Jenkins has been in the investment management business for 19 years.

      Emerging Markets Bond Fund. Kristin Ceva has overall responsibility over the broad aspects of the Fund's investments, and together with Cristina Panait, CFA, a Vice President and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Ms. Panait has been with Payden and in the investment management business since 2000.

      Value Leaders Fund. Chris Orndorff, CFA, a Managing Principal and portfolio manager, and Scott Weiner, a Managing Principal and portfolio manager, together have overall responsibility for the Fund's investments, including portfolio construction, security selection and risk assessment.

      Market Return Fund. Asha Joshi, CFA, a Managing Principal and portfolio manager, and David Ballantine together have overall responsibility over the broad aspects of the Fund's investments, and deal with portfolio construction, broad security selection and risk assessment.

      U.S. Growth Leaders Fund. Chris Orndorff and James Wong, CFA, a Principal and portfolio manager, together have overall responsibility for the Fund's investments, and working with Frank Lee, a Vice President and portfolio manager, deal with portfolio construction, security selection and risk assessment. Mr. Lee has been with Payden since 2004. Prior to that, he was with Frommer Investment Partners for two years as a trader and analyst. Mr. Lee has been in the investment management business for 10 years.

      Global Equity Fund. Mr. Orndorff and Mr. Wong together have overall responsibility for the Fund's investments, including portfolio construction, security selection and risk assessment.

      With respect to the portfolio managers listed, the Statement of Additional Information under the section entitled "Portfolio Managers" provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the ownership by the portfolio managers of shares in the Payden Funds.

      Payden, where indicated under the "Fees and Expenses" section of certain Payden Fund presentations above, has contractually agreed that, for so long as it acts as investment adviser to those particular Funds, the Total Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds will not exceed the percentage indicated of the particular Fund's average daily net assets on an annualized basis. In addition, Payden, where indicated under the "Fees and Expenses" section of certain Payden Fund presentations above, has also contractually agreed to temporarily limit the Fund's Net Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds to the percentage indicated of the Fund's daily net assets on an annualized basis. This Agreement has a one-year term ending February 27, 2009; it may be renewed and may be amended by approval of a majority of the P&R Trust's Board of Trustees.

      Each Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized. However, for any Fund in any given year, the level of reimbursement cannot cause the Fund's annual expense ratio to exceed the contractual expense limits discussed above.

      For the fiscal year ended October 31, 2007, Payden earned a fee as a percentage of each Fund's average net assets, net of expense reimbursements or fee waivers, from each Fund as follows: Payden Cash Reserves Money Market Fund, 0.00%; Payden Limited Maturity Fund, 0.14%; Payden Short Bond Fund, 0.23%; Payden U.S. Government Fund, 0.10%; Payden GNMA Fund, 0.23%; Payden Core Bond Fund, 0.24%; Payden Opportunity Bond Fund, 0.25%; Payden High Income Fund, 0.35%; Payden Tax Exempt Bond Fund, 0.00%; Payden California Municipal Income Fund, 0.16%; Payden Value Leaders Fund, 0.48%; Payden Market Return Fund, 0.10%; Payden U.S. Growth Leaders Fund, 0.58%; Payden Global Short Bond Fund, 0.26%; Payden Global Fixed Income Fund, 0.29%; and Payden Emerging Markets Bond Fund, 0.45%.

52                           MANAGEMENT OF THE FUNDS         Payden Mutual Funds


      A discussion regarding the basis for the approval by the P&R Trust Board of Trustees of the Investment Advisory Agreement for each Fund is available in the Payden Funds' Annual Report for the fiscal year ended October 31, 2007, under the heading "Approval of Investment Advisory Agreement." The Annual Report is available, free of charge, on the Payden Funds' Internet site at payden.com.

METZLER/PAYDEN FUNDS - INVESTMENT ADVISER

      Metzler/Payden, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to each of the three Metzler/Payden Funds pursuant to an Investment Advisory Agreement. Metzler/Payden, which was founded in 1998 and currently has approximately $1.5 billion of assets under management, is a joint venture between Payden and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany, a major German financial institution. As indicated above, Payden was founded in 1983 and currently has approximately $55 billion of assets under management. Metzler, through its various subsidiaries, is one of the leading investment managers in Germany, managing assets totaling 36.6 billion euro for institutional clients and mutual funds, including European equity and balanced funds.

      Co-Chief Investment Officers. Scott Weiner and Frank Peter Martin serve as Co-Chief Investment Officers of Metzler/Payden. Mr. Weiner, President of Metzler/Payden, is also a Managing Principal of Payden, having joined the firm in 1993 and with 24 years experience in the investment management business. Mr. Martin, Executive Vice President of Metzler/Payden, is also Chief Investment Officer of Metzler's asset management subsidiary. He joined Metzler in 1999 and has 19 years experience in the investment management business. Together, Mr. Weiner and Mr. Martin are responsible for defining the broad investment parameters applicable to each of the Funds.

      Fund Portfolio Managers. Different teams, composed of personnel made available by Payden and Metzler pursuant to a Service Agreement, are responsible for the day-to-day management of each of the Metzler/Payden Funds within those parameters. The portfolio managers, who are generally team leaders or senior investment personnel, are supported by other members of the team, these include research analysts and other investment professionals who provide research support, make securities recommendations and generally support the portfolio managers in all activities. Members of a team may change from time to time, and the team leaders and senior investment personnel who are identified as the portfolio manager or managers for a Fund may also change from time to time. The current portfolio managers for each of the Metzler/Payden Funds are as follows:

      European Emerging Markets Fund. Markus Brueck, Senior Vice President and a Senior Portfolio Manager at Metzler, has overall responsibility over the broad aspects of the Fund's investments, and together with Simone Beer, Senior Portfolio Manager, deals with portfolio construction, broad security selection and risk assessment. Mr. Brueck has been with Metzler for 6 years and in the investment management business for 17 years. Ms. Beer has been with Metzler for 1 year. Prior to that, she was with Deutsche Borse in product development from 2003 to 2006. Ms. Beer has been in the investment management business for 13 years.

      European Leaders Fund. Frank Heise, a Senior Portfolio Manager at Metzler, has overall responsibility over the broad aspects of the Fund's investments, including portfolio construction, broad security selection and risk assessment. Mr. Heise has been with Metzler for 2 years. Prior to that, he was with Union Investment GmbH from 1996 to 2006 as a Senior Fund Manager - Equities. He has been in the investment management business for 14 years.

      International Real Estate Fund. Christopher Orndorff , CFA, a Managing Principal and portfolio manager at Payden, and James Neal, President and CEO of Metzler's North American real estate subsidiary, together have overall responsibility for the Fund's investments, and working with Gary Greenberg, CFA, a Senior Vice President and portfolio manager, deal with portfolio construction, security selection and risk assessment. Mr. Orndorff has been at Payden since 1990 and in the investment management business for 23 years. James Neal has been with Metzler for 19 years and is responsible for overseeing the real estate portfolio design and implementation process for Metzler's institutional and private clients. Gary Greenberg has been with Payden and in the investment management business since 1995.

      The Statement of Additional Information under the section entitled "Portfolio Managers" provides additional information about the portfolio managers' compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the respective Fund.

      Metzler/Payden, where indicated under the "Fees and Expenses" section of each of the Metzler/Payden Fund presentations above, has contractually agreed that, for so long as it acts as investment adviser to those Funds, the Total Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds will not exceed the percentage indicated of the particular Fund's average daily net assets on an annualized basis.

      Each Fund remains liable to Metzler/Payden for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized. However, for each Fund in any given year, the level of reimbursement cannot cause the Fund's annual expense ratio to exceed the contractual expense limits discussed above. For the fiscal year ended October 31, 2007, Metzler/Payden earned a fee, net of expense reimbursements or fee waivers, from each Fund as follows: Metzler/Payden European Emerging Markets Fund, 0.75%, and Metzler/Payden European Leaders Fund, 0.26%. Metzler/Payden did not receive a fee from the Metzler/Payden International Real Estate Fund because of the expenses it subsidized for the Fund.

      A discussion regarding the basis for the approval by the M/P Trust's Board of Trustees of the renewal of the Investment Advisory Agreement for the Metzler/Payden European Emerging Markets Fund and the Metzler/Payden European Leaders Fund is available in the Funds' Annual Report for the fiscal year ended October 31, 2007, under the heading "Approval of Investment Advisory Agreement." The Annual Report is available, free of charge, on the Funds' Internet site at metzlerpayden.com.

Prospectus                   MANAGEMENT OF THE FUNDS                          53

LONGEVITY FUNDS - INVESTMENT ADVISER AND SUB-ADVISER

INVESTMENT ADVISER

      Payden serves as investment adviser to provide overall investment management of the Longevity Funds, to review and supervise the day-to-day investment management activities of the sub-adviser, Wilshire, and in coordination with Wilshire to manage the investment and reinvestment of that portion of the assets of the Longevity Funds for which Payden has day-to-day investment management responsibility. Payden is located at 333 South Grand Avenue, Los Angeles, California 90071. Brian W. Matthews, CFA, a Managing Principal and portfolio manager at Payden, is Payden's portfolio manager for each of the Longevity Funds with respect to that portion of each Longevity Fund for which Payden has day-to-day investment management responsibility. Mr. Matthews joined Payden in 1986 and has been in the investment management business for 26 years. Additional information about Mr. Matthew's compensation, other accounts managed, and ownership of securities of the Longevity Funds is included in the Statement of Additional Information under the section entitled "Portfolio Managers".

      For the investment services provided to the Longevity Funds and the expenses assumed pursuant to Payden's Investment Advisory Agreement with the P&R Trust with respect to the Longevity Funds, Payden receives a fee with respect to that portion of each Longevity Fund's assets for which it has day-to-day investment management responsibility, computed daily as a percentage of average daily net assets and payable monthly as follows: 0.10% for passive fixed income strategies; 0.30% for active fixed income strategies; 0.60% for active U.S. equity strategies; 0.75% for active non-U.S. equity strategies; and 1.00% for alternative (e.g., real estate, commodities, long/short equity) strategies. Each Longevity Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized. Howver, for each Longevity Fund in any given year, the level of reimbursement cannot cause the Fund's annual expense ratio to exceed the contractual expense limits discussed above. For the fiscal year ended October 31, 2007, Payden did not receive a fee from any of the Longevity Funds because of the expenses it subsidized for each Longevity Fund.

INVESTMENT SUB-ADVISER

      The P&R Trust and Payden have employed Wilshire to provide the day-to-day investment management of the Longevity Funds, including the investment and reinvestment of the assets of the Longevity Funds and to continuously review, supervise and administer the Longevity Funds' investment programs. Payden selected Wilshire based upon a due diligence process that focused on, but was not limited to, Wilshire's investment philosophy and process, people, organization, resources and performance. Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085. Wilshire conducts its investment decision-making through an investment committee structure.

      Wilshire's duties under its investment advisory agreement with the P&R Trust and Payden with respect to the Longevity Funds include providing a continuous investment program for each Longevity Fund, including investment, research and management with respect to all securities and investments and cash equivalents for each Longevity Fund. Cleo Chang, Vice President, Wilshire Associates, is the Firm's portfolio manager for each of the Longevity Funds. Ms. Chang joined Wilshire in 2005. From 2001 to 2004 she was employed by Harris myCFO Investment Management Services, LLC, in Los Angeles as the manager responsible for asset allocation, manager selection and portfolio construction. Additional information about Ms. Chang's compensation, other accounts managed, and ownership of securities of the Longevity Funds is included in the Statement of Additional Information under the section entitled "Portfolio Managers".

      For the investment services provided by Wilshire to the Longevity Funds and the expenses assumed pursuant to the investment advisory agreement, Wilshire receives a fee of 0.15% based on each Fund's average daily net assets, computed daily and payable monthly. For the fiscal year ended October 31, 2007, Wilshire earned a fee of 0.15% from each Longevity Fund.

      A discussion regarding the basis for the approval by the P&R Trust Board of Trustees of the Investment Advisory Agreement for each Fund is available in the Longevity Funds' Annual Report for the fiscal year ended October 31, 2007, under the heading "Approval of Investment Advisory Agreement." The Annual Report is available, free of charge, on the Longevity Funds' Internet site at paydenwilshire.com

54                           SHAREHOLDER INFORMATION         Payden Mutual Funds

PRICING OF FUND SHARES: NET ASSET VALUE

      The net asset value per share of each Fund, other than the Payden Cash Reserves Money Market Fund, is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding and rounding to the nearest penny.

FIXED INCOME SECURITIES. Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value.

EQUITY SECURITIES. Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

INVESTMENT COMPANY SECURITIES. Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

DERIVATIVES. Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

FAIR VALUE PRICING. Fixed income or equity securities for which market quotations are not readily available will be priced at their fair value as determined in good faith using procedures established pursuant to the Valuation and Liquidity Guidelines adopted by the Board of Trustees of the P&R Trust that are applicable to each of the Payden Funds and each of the Longevity Funds, and in the case of the Metzler/Payden Funds, the Valuation and Liquidity Guidelines adopted by the M/P Trust. The respective Valuation and Liquidity Guidelines are substantially the same. In considering the fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security (such as price to earnings ratios for equity securities or yield to maturity for fixed income securities); the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

      Fair value pricing may occur when (1) developments occur that will affect the value of a Fund's holdings ("significant events"), and (2) those significant events occur after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market. Examples include: inter-day market halts when no further trading in the securities occurs that day; other developments related to a particular issuer; or significant market fluctuations, natural disasters, armed conflicts or significant governmental actions.

      With respect to events affecting individual issuers, the respective Valuation and Liquidity Guidelines provide that the analysts and portfolio managers for the Funds monitor the news for significant events on issuers whose securities exceed a certain weight in the Fund in question. If an issuer-specific event occurs that the analysts and portfolio managers believe will affect the Fund's net asset value by more than a prescribed threshold, designated members of the respective Pricing Committees of the Boards of Trustees of the P&R Trust or M/P Trust, respectively, determine based on the facts available (1) if the issuer's securities will be subject to fair value pricing, and (2) if so, the fair value price of the securities based on one or more of the factors described above.

      With respect to events affecting securities markets as a whole, the respective Valuation and Liquidity Guidelines provide that the analysts and portfolio managers for the Funds monitor the news for significant events related to U.S. securities markets that may generally affect foreign securities markets. If the broad-based U.S. benchmark moves by more than the designated amount between its close on the previous day and the day in question, then the designated members of the respective Pricing Committees of the Boards of Trustees of the P&R Trust or M/P Trust determine based on the facts available
(1) whether or not the movement in the U.S. market was likely to have been taken into account by the foreign market, i.e., whether or not it occurred before or after the close of the applicable foreign market, (2) whether based on that determination the Fund should be subject to fair value pricing, and (3) if so, the fair value price of each of the securities in the Fund based on one or more of the factors described above.

PAYDEN CASH RESERVES MONEY MARKET FUND. The net asset value per share of the Payden Cash Reserves Money Market Fund is determined as of noon (Eastern Time), immediately after the daily declaration of dividends, by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding and rounding to the nearest penny. The securities in the Fund are valued on an amortized-cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under most conditions, management believes it will be possible to maintain the net asset value of the Fund at $1.00 per share. Calculations are periodically made to compare the value of the Fund's portfolio valued at amortized cost with market values. If a deviation of one-half of 1% or more were to occur between the net asset value calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other

Prospectus                   SHAREHOLDER INFORMATION                          55

deviation that the P&R Trust Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

HOW TO PURCHASE SHARES

      You may purchase shares of each Fund based on the net asset value per share without a sales charge. You may open an account by completing a New Account Application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Fund has received a properly completed application in which all required information has been provided. The Fund's transfer agent (the " Transfer Agent") is required by law to obtain certain personal information from you (or a person authorized to act on your behalf ) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf ), or believes it has identified potentially criminal activity, the Fund and the Transfer Agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Fund does not accept cash, money orders, third party checks, traveler's checks, credit card checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk.

      To open a tax-sheltered retirement plan, such as an IRA, you must complete special application forms. Please be sure to ask for an IRA information kit.

MINIMUM INVESTMENTS.

      The minimum initial and additional investment amounts for each type of account are as follows:

INITIAL INVESTMENT.

                           INITIAL       ADDITIONAL
ACCOUNT TYPE              INVESTMENT     INVESTMENT
------------              ----------     ----------
Regular                   $    5,000     $      250
Tax-Sheltered             $    2,000     $      250
Electronic Investment
  Set schedule            $    2,000     $      250
  No set schedule         $    5,000     $      250
Automatic Exchange                NA     $      250

BY CHECK

1. Complete the appropriate New Account Application that is applicable to the Payden Funds, Metzler/Payden Funds or Payden/Wilshire Longevity Funds

2. Make the check payable, as appropriate, to the "Paydenfunds", "Metzler/Payden Funds," or "Payden/Wilshire Longevity Funds," and mail the check or checks, along with the appropriate application, to:

         Payden Mutual Funds
         P.O. Box 1611
         Milwaukee, WI 53201-1611

BY FEDERAL FUNDS WIRE

1. Complete the appropriate New Account Application that is applicable to the Payden Funds, Metzler/Payden Funds or Payden/Wilshire Longevity Funds and mail it to:

         Payden Mutual Funds
         P.O. Box 1611
         Milwaukee, WI 53201-1611

2. Wire funds to the Transfer Agent as follows when the application has been processed:
      PAYDEN FUNDS:

         UMB Bank, N.A.
         1010 Grand Blvd.
         Kansas City, MO 64106
         ABA 101000695
         DDA 9871063062
         A/C #115762 Mutual Funds #6630
         Credit to: Payden Funds

56                          SHAREHOLDER INFORMATION          Payden Mutual Funds

         For further credit to: Investor Mutual Fund Account Number
                                Name or Account Registration
                                Social Security Number or Tax Identification Number
                                Identify which Payden Fund or Funds to Purchase


    METZLER/PAYDEN FUNDS:
         UMB Bank, N.A.
         1010 Grand Blvd.
         Kansas City, MO 64106
         ABA 101000695
         DDA 9871063119
         A/C #115762 Mutual Funds #6630
         Credit to: Metzler/Payden Funds
         For further credit to: Investor Mutual Fund Account Number
                                Name or Account Registration
                                Social Security Number or Tax Identification Number
                                Identify which Metzler/Payden Fund or
                                Funds to Purchase

    PAYDEN/WILSHIRE LONGEVITY FUNDS:
         UMB Bank, N.A.
         1010 Grand Blvd.
         Kansas City, MO 64106
         ABA 101000695
         DDA 9871691306
         A/C #115762 Mutual Funds #6630
         Credit to: Payden/Wilshire Funds
         For further credit to: Investor Mutual Fund Account Number
                                Name or Account Registration
                                Social Security Number or Tax Identification Number
                                Identify which Payden/Wilshire Longevity
                                Fund or Funds to Purchase

3.    Please call 1-800-572-9336, to advise of any purchases by wire.

      Your purchase will be based on the net asset value per share next determined after the Fund receives your order in proper form. It will accept purchase orders only on days on which the Fund is open for business.

      All Funds are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of shares of a Fund with portfolio securities primarily listed on foreign exchanges may change on days when you cannot purchase or redeem such shares if the foreign exchange trades on week-ends or other days when the Fund is not open for business

ADDITIONAL INVESTMENTS. You may make additional investments at any time (a) by check, (b) by use of the Automated Clearing House System ("ACH") (by calling 1-800-572-9336 or via the Funds' Internet sites at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds, or metzlerpayden.com for the Metzler/Payden Funds using the Account Access function under Mutual Funds (user registration required)), or (c) by calling 1-800-572-9336, and wiring federal funds to the Transfer Agent as described above.

PURCHASES THROUGH BROKERS. The Funds have authorized one or more brokers to accept purchase orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the order. A shareholder's purchase order will be priced based on the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares, and additional conditions may apply.

SHAREHOLDER SERVICING PLAN. The P&R Trust has adopted a Shareholder Servicing Plan with respect to each Payden Fund (other than the Payden Cash Reserves Money Market Fund), which provides for a fee payable to broker-dealers and other financial intermediaries for shareholder services provided to Fund shareholders who invest in that particular Payden Fund through the intermediary. The fee is payable at an annual rate not to exceed 0.25% of the Fund's average daily net assets invested through the intermediary. The P&R Trust has adopted a similar Shareholder Servicing Plan with respect to each Longevity Fund, which provides for a fee payable to such broker-dealers and other financial intermediaries at an annual rate not to exceed 0.20% of the Longevity Fund's average daily net assets invested through the intermediary. Finally, the M/P Trust has

Prospectus                  SHAREHOLDER INFORMATION                           57

also adopted a similar shareholder Servicing Plan with respect to each Metzler/Payden Funds discussed in this Prospectus, which provides for a fee payable to such broker-dealers and other financial intermediaries at an annual rate not to exceed 0.25% of the Longevity Funds average daily net assets invested through the intermediary. Because these fees are paid out of the particular Fund's assets, over time these fees will increase the cost of your investment in that Fund.

RULE 12B-1 DISTRIBUTION PLAN - LONGEVITY FUNDS. The P&R Trust has adopted a Distribution Plan pursuant to SEC Rule 12b-1 that allows each Longevity Fund to pay asset-based sales charges or distribution and service fees for the distribution, sale or servicing of its shares. These activities include advertising, compensation to the Longevity Funds' distributor and others for sales and marketing activities and materials and related shareholder servicing. The fee is payable at an annual rate of 0.25% of each Longevity Fund's average daily net assets. As indicated in the table in the "Fees and Expenses" discussion for the Longevity Funds, this fee is included in the Total Annual Fund Operating Expenses for each Longevity Fund. Because these fees are paid out of the Longevity Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more then paying other types of sales changes.

TAX-SHELTERED RETIREMENT PLANS. Each of the Funds accepts purchases of shares by tax-sheltered retirement plans, such as IRAs, rollover IRAs, Roth IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans and Coverdell Education Savings Plans. Please call 1-800-572-9336 to receive a retirement package which includes a special application for tax-sheltered accounts. The Funds do not provide fiduciary administration or custody for such plans. The Funds currently pay the fiduciary administration fee charged by the plan custodian.

EXCHANGE PRIVILEGE. Within each group of Funds offered in this Prospectus, i.e., the seventeen Payden Funds, the four Longevity Funds and the three Metzler/Payden Funds, shares of one Fund within a particular group of Funds may be exchanged for shares of any other Fund in that group of Funds. The minimum amount for any exchange is $250. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.

      In general, a Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the applicable New Account Application or applicable Account Privileges Change Form, you may make exchanges by calling 1-800-572-9336. You may also make exchanges via our Internet sites, at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds, or metzlerpayden.com for the Metzler/Payden Funds, using the Account Access function under Mutual Funds (user registration required). Finally, within each group of Funds, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. Each Fund may modify or discontinue this exchange privilege at any time on 60 days notice. Each Fund also reserves the right to limit the number of exchanges you may make in any year to avoid excessive Fund expense.

TELEPHONE PRIVILEGE. You may exchange or redeem shares by calling 1-800-572-9336, if you have elected this option on the applicable New Account Application, or if you complete the applicable Account Privileges Change Form. If you call on a business day before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the exchange or redemption will be based on the net asset value determined that day; if you call on a business day after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be based on the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Funds by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

      By electing the telephone privilege, you may be giving up some security. However, the Funds employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Each Fund reserves the right to refuse a telephone exchange or redemption request if the Fund or its agents believes that the person making the request is not properly authorized. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

CHECKWRITING. Checkwriting is available for investors of the Payden Cash Reserves Money Market, Payden Limited Maturity, Payden Short Bond and Payden GNMA Funds. In the case of each of these Funds, each check you write on your Fund account must be at least $500. To obtain checks, call 1-800-572-9336 to obtain a Check Writing Signature Verification Form and Agreement, which you should then complete and return it to the Fund. To pay the check, the Fund redeems shares from your Fund account based on the net asset value per share computed on the day the check is presented to the Fund for payment. You may incur a taxable capital gain or loss on the shares redeemed each time a check is paid. The Fund may charge a transaction fee of $2.00 per check to your account, if you have total assets with the P&R Trust of less than $25,000. The Fund reserves the right to modify or terminate the checkwriting privilege on 30 days notice.

      The Fund credits checks received to your account on the day received by the Fund. The Fund may charge a $20.00 fee on the account if a check is returned because it fails to meet the Fund's checkwriting criteria or if there are insufficient funds in the account.

AUTOMATED INVESTMENT PROGRAMS. You may use two programs for automated investments in the Funds.

      Electronic Investment Program. You may elect to make additional investments in any Fund using the ACH, which transfers money directly from your account at your financial institution to the Fund for investment. However, you may not make an initial investment in any Fund through the ACH.

      You have two investment options. First, you may elect to make investments on a set schedule, either monthly or quarterly. Under this option, your financial institution will deduct a set amount that you authorize, which will normally be credited to the Fund on your choice of either the 1st or 15th day of the month (or next business day if the day you chose falls on a holiday or weekend day). Your financial institution will typically debit your account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,000, with additional investments through the ACH of at least $250.

58                          SHAREHOLDER INFORMATION          Payden Mutual Funds

      Under the second option, you may also elect to authorize transfers through the ACH by calling 1-800-572-9336, or via the Funds' Internet sites, at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds or metzlerpayden.com for the Metzler/Payden Funds, using the Account Access function under Mutual Funds (user registration required). Money will be withdrawn from your account at your financial institution only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments through the ACH of at least $1,000. If the Fund receives your telephone request or internet request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the investment will be based on the net asset value determined that day. For telephonic requests or internet requests received after the close of regular trading on the New York Stock Exchange, the investment will be based on the net asset value determined on the next business day.

      Please note the following guidelines:

      -     Your financial institution must be a member of the ACH.

      - You must complete and return an Account Privileges Change Form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction.

      - You must establish an account with the Fund before the Electronic Investment Plan goes into effect.

      - The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

      - You can terminate your participation in the Electronic Investment Plan by writing to Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by phone, at 1-800-572-9336, and it will become effective the month following receipt.

      Automatic Exchange Program. Within each group of Funds offered in this Prospectus, i.e., the seventeen Payden Funds, the four Longevity Funds and the three Metzler/Payden Funds, you may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund in a particular group of Funds for investment in another Fund in that group of Funds on a regular basis. You can elect this option by completing the appropriate Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. The automatic transfer is effected on your choice of either the 1st or 15th day of the month (or the next business day if the day you chose falls on a holiday or on a weekend).

OTHER PURCHASE INFORMATION. Each of the Funds issues full and fractional shares, but does not issue certificates. Some Funds may not be available in all jurisdictions. Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the New Account Application proves to be incorrect in any material manner.

MEDALLION SIGNATURE GUARANTEE -- ACCOUNT CHANGES AND REDEMPTIONS. Medallion Signature Guarantee assures a Fund that a signature is genuine. It is intended to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. Medallion Signature Guarantees are required by each of the Funds in the following cases:

      Account Changes (You must use the Account Privileges Change Form).

      -     To add bank information to an existing account.

      -     To change your existing bank account of record.

      -     To add telephone privileges.

      - To change account name due to marriage or divorce (you can also provide a copy of the certified legal documents).

      -     To change registered account holders.

      Account Redemptions.

      - To request a redemption in excess of $100,000, which must be in writing.

      - To request a wire transfer of redemption proceeds to a bank account other than the bank account of record.

      - To request redemption proceeds to be mailed to an address other than the address of record.

      - To request redemption proceeds to be mailed to a person other than the record owner of the shares.

      -     To request a redemption within 30 days of an address change.

      - On the IRA Transfer Form, if you are transferring your Payden Mutual Funds IRA to another fund family.

      - Certain transactions on accounts involving executors, administrators, trustees or guardians.

      Each of the Funds reserves the right to require a Medallion Signature Guarantee under other circumstances.

      How to Obtain a Medallion Signature Guarantee. Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of FINRA or members of the New York Stock Exchange. The Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper.

Prospectus                  SHAREHOLDER INFORMATION                           59

HOW TO REDEEM SHARES

      Each Fund will redeem your shares based on the net asset value per share next determined following receipt of your request in proper form. You can redeem shares by contacting the Fund in writing, by calling 1-800-572-9336, or via the Funds' Internet sites, at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds or metzlerpayden.com for the Metzler/Payden Funds. Redemption requests by telephone or via the Internet may not exceed $100,000. Except as indicated under "Redemption Fees," the Funds generally do not charge for redemptions. Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Fund at the time of redemption.

      Send your redemption requests (a) in writing to Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or if you have selected either of these options on your New Account Application (b) by calling 1-800-572-9336, or (c) via the Funds' Internet sites, at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds or metzlerpayden.com for the Metzler/Payden Funds. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. The redemption price will ordinarily be wired to your financial institution or mailed to your address of record one business day after we receive the request. The Fund may charge a $13.00 fee for any wire transfer, and payment by mail may take up to seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

      One or more brokers have been authorized to accept redemption orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A shareholder's redemption order will be priced based on the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

      Each Fund reserves the right to pay any redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. While it is unlikely that shares would ever be redeemed in kind, if that does occur, the redeeming shareholder would incur transaction costs upon the disposition of the securities that the shareholder received in the distribution. In addition, under certain circumstances set forth in the Statement of Additional Information, each Fund reserves the right to fully redeem shares in any account, the value of which falls below $5,000 due to shareholder redemptions.

      A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws

MARKET TIMING ACTIVITIES AND REDEMPTION FEES

MARKET TIMING ACTIVITIES. Frequent purchases and redemptions of shares of any Fund by one or more Fund shareholders present various risks for other shareholders of the Fund, including dilution in the value of Fund shares held by long-term shareholders, disruption of the long-term focus of the Fund's investment program and increased operating expenses, particularly brokerage and other administrative costs. In addition, there are risks specific to particular Funds. For those Funds that invest in overseas markets, there may be risks associated with time-zone arbitrage. For the equity Funds or certain fixed income Funds, such as the Payden High Income Fund or Payden Emerging Markets Bond Fund, with greater volatility, there may be risks associated with short-term trading designed to capitalize on significant changes in the Fund's net asset value over short periods of time.

      As a result, the each of the P&R Trust and M/P Trust Boards of Trustees has adopted policies and procedures designed to discourage frequent trading of shares of any of the Funds by Fund shareholders, including with respect to nine of the Funds a redemption fee as discussed below. For each Fund, the Fund's administrator (the "Administrator") identifies frequent trading by examining the number of "round trips," i.e., purchases and redemptions, which occur within a specific time period. The number of round trips and the length of the time period to be scanned to identify such frequent trading may differ by Fund based on Fund experience and expectations based on Fund investment guidelines. If a pattern of frequent trading is thus identified in your account, the Administrator then determines if the value of the trades is of a size sufficient to affect the level of the Fund's operating expenses. If that is the case, you will then be sent a notice that future trading in your account may be restricted if the pattern of frequent trading persists. If the frequent trading pattern persists in your account without explanation or justification, the Fund will refuse any further purchase or exchange requests by you and will so notify you. It should be noted, however, that in certain circumstances it may not be practicable for the Fund to identify such market timing activities, such as redemptions of shares held in certain omnibus accounts or retirement plans since the Fund does not have the information on the individual transactions within the omnibus account or retirement plan.

      None of the Funds has any arrangement with any Fund shareholder to accommodate frequent purchases and redemptions of the Fund's shares. Finally, because it is not possible to identify and list all market timing abuses that may arise, you should know that each Fund reserves the right to reject a purchase or exchange request for any reason.

REDEMPTION FEES. The P&R Trust Board of Trustees has determined that with respect to the Payden Value Leaders, Payden Market Return, Payden U.S. Growth Leaders, Payden Global Equity, Payden High Income and Payden Emerging Markets Bond Funds, there is a greater possibility of frequent trading, and thus the Board of Trustees has adopted a redemption fee for each of these Funds. Similarly, the M/P Trust Board of Trustees has also determined that with respect to the Metzler/Payden European Emerging Markets, Metzler/Payden European Leaders, and Metzler/Payden International Real Estate Funds, there is a greater possibility of frequent trading, and thus the Board of Trustees has adopted a redemption fee for each of these Funds. In each case, you will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares of any of these Funds within thirty (30) days of purchase of the shares. This fee will be retained by the Fund to help offset the expenses incurred due to short-term trading and to benefit the Fund's long-term shareholders.

60                          SHAREHOLDER INFORMATION          Payden Mutual Funds

      Shares you have held the longest will always be redeemed first. Although each Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Further, the Fund may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within thirty (30) days following the death or disability of the shareholder (or, if a trust, its beneficiary) or redemptions initiated by the Fund. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Funds declare and distribute dividends to shareholders as follows: (1) monthly, for each of the Payden Core Bond, Payden Opportunity Bond, Payden High Income, Payden Market Return, Payden Global Short Bond, Payden Global Fixed Income and Payden Emerging Markets Bond Funds, (2) semi-annually, for each the Payden Value Leaders, Payden U.S. Growth Leaders and Payden Global Equity Funds, and each of the Metzler/Payden European Emerging Markets, Metzler/Payden European Leaders, and Metzler/Payden International Real Estate Funds, (3) annually for each of the four Longevity Funds, and (4) each of the Payden Cash Reserves Money Market, Payden Limited Maturity, Payden Short Bond, Payden U.S. Government, Payden GNMA, Payden Tax Exempt Bond and Payden California Municipal Income Funds accrues and declares dividends daily and distributes them to shareholders monthly.

      Each Fund distributes any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by so indicating on the applicable New Account Application, or in writing to the Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by calling 1-800-572-9336.

      Substantially all dividends paid by the Payden Tax Exempt Bond and Payden California Municipal Income Funds will be exempt from federal income taxes; however,dividends from these Funds may be subject to state and local taxes, and a portion of the dividends may be a tax preference item for purposes of the alternative minimum tax. Dividends paid by the other Funds, and distributions paid by all Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund's shares is a taxable event and may result in a capital gain or loss.

      Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.

      Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

GENERAL INFORMATION

HOUSEHOLD DELIVERY OF PROSPECTUS AND ANNUAL AND SEMI-ANNUAL REPORTS. To reduce expenses, we may mail only one copy of the Prospectus and of each annual and semi-annual report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-572-9336, or write to Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611. We will begin sending you individual copies 30 days after receiving your request.

PRIVACY NOTICE. Each of the Payden Funds, Longevity Funds and Metzler/Payden Funds respects the right of privacy of each of their shareholders. The Funds also believe that each shareholder expects the Funds to conduct and process shareholder business in an accurate and efficient manner, and at all times in compliance with applicable legal and regulatory requirements concerning the privacy of shareholder information. Please see Appendix B for the Privacy Notice applicable to the Payden Funds and Longevity Funds directed to their shareholders and the Privacy Notice applicable to the Metzler/Payden Funds directed to their shareholders.

SHAREHOLDER INQUIRIES. For information, call 1-800-572-9336, visit the Funds' Internet sites, at payden.com for the Payden Funds, paydenwilshire.com for the Longevity Funds or metzlerpayden.com for the Metzler/Payden Funds, or write to Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI53201-1611.

Prospectus                       APPENDIX A                                   61

DESCRIPTION OF RATINGS

      The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

CREDIT RATINGS - GENERAL SECURITIES

      The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC.

      The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

BONDS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Rating Refinements: Moody's may apply numerical modifiers, 1,2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

      A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

BONDS

      AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's, The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

      AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

62                                 APPENDIX A                Payden Mutual Funds

      A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

      BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

      BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation (i.e., pay interest and repay principal).

      B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

      D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

BONDS

      AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA," Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated"F-l+".

      A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB: Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

      BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

      B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

      CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

      C: Bonds are in imminent default in payment of interest or principal.

      DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued

Prospectus                       APPENDIX A                                   63
on the basis of their ultimate recovery value in liquidation or reorganization of the obligor, "DDD" represents the highest potential for recovery on these bonds, and"D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or"D" categories.

CREDIT RATINGS - MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

      The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. TAX-EXEMPT MUNICIPALS

      Moody's ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth in the Prospectus under the "Bonds" section of the Moody's descriptions.

      Advance refunded issues: Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

MUNICIPAL NOTE RATINGS

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG I/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

COMMERCIAL PAPER

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

      A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

MUNICIPAL BOND RATINGS

      AAA -- Prime Grade: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

      General Obligations Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

      Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

64                               APPENDIX A                  Payden Mutual Funds

      AA -- High Grade: The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

      A -- Good Grade: Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

      General Obligation Bonds: There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

      Revenue Bonds: Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

      Rating Refinements: Standard & Poor's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

MUNICIPAL NOTE RATINGS

      Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

      A-l: A short-term obligation rated A-l is rated in the highest category by Standard & Poor's, The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

COMMERCIAL PAPER

      F-l: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment. Those issues regarded as having the strongest degree of assurance of repayment are denoted with a plus (+) sign designation.

Prospectus                         APPENDIX B                                 65

PAYDENFUNDS AND PAYDEN/WILSHIRE FUNDS PRIVACY NOTICE

The Paydenfunds and Payden/Wilshire Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION

      To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:

      -     The Fund application, or other forms;

      - Oral conversations or written correspondence between you and our representatives;

      -     Your transactions with us; and

      -     Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS

      We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

DISCLOSURE OF INFORMATION TO THIRD PARTIES

      WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.

      In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; distributor, Payden & Rygel Distributors; and the Payden/Wilshire Funds' sub-adviser Wilshire Associates Incorporated. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed for us to provide agreed services to you. Further, we review the confidentiality policies and procedures of these third parties to satisfy ourselves that they are effective in protecting your confidential information. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

METZLER/PAYDEN FUNDS PRIVACY NOTICE

The mutual funds of The Metzler/Payden Investment Group respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION

      To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:

      -     The Fund application, or other forms;

      - Oral conversations or written correspondence between you and our representatives;

      -     Your transactions with us; and

      -     Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS

      We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

DISCLOSURE OF INFORMATION TO THIRD PARTIES

      WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.

      In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Metzler/Payden, LLC; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors, We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-brokers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law and only as needed for us to provide agreed services to you. Further, we review the confidentiality policies and procedures of these third parties to satisfy ourselves that they are effective in protecting your confidential information. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

66                                 APPENDIX C                Payden Mutual Funds

PAYDENFUNDS FINANCIAL HIGHLIGHTS


This financial highlights table is intended to help you understand the financial performance of each of the Funds for the past five years, of if shorter, the period of the Fund's operations through October 31, 2007. Because the Payden Global Equity Fund commences operations on March 31, 2008, there are no financial highlights available for the Fund at this time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' most recent financial statements, is included in the Funds' 2007 annual report, which is available on request.

CASH RESERVES MONEY MARKET FUND
(For the Share Outstanding for the Periods Ended October 31st)


                                                                     2007         2006         2005         2004           2003
                                                                  ----------   ----------    ----------   ----------    ---------
Net asset value -- beginning of period                            $     1.00   $     1.00    $    1.00    $     1.00    $    1.00
                                                                  ----------   ----------    ----------   ----------    ---------
Income (loss) from investment activities:
   Net investment income                                                0.05         0.05         0.03          0.01         0.01
                                                                  ----------   ----------    ----------   ----------    ---------
   Net realized and unrealized gains (losses)
     Total from investment activities                                   0.05         0.05         0.03          0.01         0.01
                                                                  ----------   ----------    ----------   ----------    ---------
Distributions to shareholders:

   From net investment income                                          (0.05)       (0.05)        (0.03)       (0.01)       (0.01)
   From net realized gains                                        ----------   ----------    ----------   ----------    ---------
     Total distributions to shareholders                               (0.05)       (0.05)        (0.03)       (0.01)       (0.01)
                                                                  ----------   ----------    ----------   ----------    ---------
Net asset value -- end of period                                  $     1.00   $     1.00    $     1.00   $     1.00    $    1.00
                                                                  ==========   ==========    ==========   ==========    =========
Total return                                                            5.16%        4.64%         2.64%        0.99%        1.07%
                                                                  ==========   ==========    ==========   ==========    =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $  606,397   $  607,429    $  346,878   $  348,170    $ 249,712
   Ratio of gross expense to average net assets                         0.36%        0.35%         0.32%        0.32%        0.37%
   Ratio of net expense to average net assets                           0.20%        0.20%         0.20%        0.20%        0.22%
   Ratio of investment income less gross expenses to average
    net assets                                                          4.88%        4.48%         2.51%        0.89%        0.85%
   Ratio of net investment income to average net assets                 5.04%        4.63%         2.63%        1.01%        1.00%
   Portfolio turnover rate                                              n/a          n/a           n/a          n/a         n/a

The Fund commenced operations on December 17, 1997.

LIMITED MATURITY FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                    2007          2006         2005        2004         2003
                                                                 ----------    ----------    ---------   ---------    ---------
Net asset value -- beginning of period                           $     9.88    $     9.86    $    9.92   $    9.96    $   10.03
                                                                 ----------    ----------    ---------   ---------    ---------
Income (loss) from investment activities:
   Net investment income                                               0.49          0.42         0.25        0.15        0.17
   Net realized and unrealized gains (losses)                         (0.22)         0.01        (0.04)       0.03)       (0.04)
                                                                 ----------    ----------    ---------   ---------    ---------
     Total from investment activities                                  0.27          0.43         0.21        0.12         0.13
                                                                 ----------    ----------    ---------   ---------    ---------
Distributions to shareholders:

   From net investment income                                         (0.49)        (0.40)       (0.27)       0.16)       (0.20)
   From net realized gains
   Return of capital                                               (0.00)(1)        (0.01)
                                                                 ----------    ----------    ---------   ---------    ---------
     Total distributions to shareholders                              (0.49)        (0.41)       (0.27)      (0.16)       (0.20)
                                                                 ----------    ----------    ---------   ---------    ---------
Net asset value -- end of period                                 $     9.66    $     9.88    $    9.86   $    9.92    $    9.96
                                                                 ==========    ==========    =========   =========    =========
Total return                                                           2.76%         4.41%        2.10%       1.19%        1.33%
                                                                 ==========    ==========    ==========   =========   =========
Ratios/supplemental data:
   Net assets, end of period (000s)                              $  149,482    $  164,321    $ 294,214   $ 357,678    $ 322,822
   Ratio of gross expense to average net assets                        0.55%         0.51%        0.46%       0.46%        0.48%
   Ratio of net expense to average net assets                          0.41%         0.40%        0.40%       0.40%        0.40%
   Ratio of investment income less gross expenses to average
     net assets                                                        4.86%         4.05%        2.44%       1.36%        1.52%
   Ratio of net investment income to average net assets                5.00%         4.16%        2.50%       1.42%        1.60%
   Portfolio turnover rate                                              100%           63%          99%         84%          91%

The Fund commenced operations on May 1, 1994.

(1) Amount is less than $0.005

Prospectus                        APPENDIX C                                 67

SHORT BOND FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                       2007            2006        2005        2004        2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $        9.92    $     9.91   $    10.21   $   10.31  $   10.39
                                                                  -------------    ----------   ----------   ---------  ---------
Income (loss) from investment activities:
   Net investment income                                                   0.45          0.41         0.33        0.21       0.21
   Net realized and unrealized gains (losses)                              0.03          0.01        (0.29)      (0.02)      0.05
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.48          0.42         0.04        0.19       0.26
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.45)        (0.41)       (0.34)      (0.21)     (0.22)
   From net realized gains                                                                                       (0.08)     (0.12)
   Return of capital                                                      (0.00)(1)     (0.00)(1)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.45)        (0.41)       (0.34)      (0.29)     (0.34)
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $        9.95    $     9.92   $     9.91   $   10.21  $   10.31
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               4.94%         4.37%        0.41%       1.88%      2.56%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $     340,430    $  320,592   $  360,105   $ 348,264  $ 294,506
   Ratio of gross expense to average net assets                            0.52%         0.50%        0.45%       0.46%      0.50%
   Ratio of net expense to average net assets                              0.47%         0.45%        0.45%       0.45%      0.50%
   Ratio of investment income less gross expenses to average net
     assets                                                                4.44%         4.13%        3.27%       2.01%      2.00%
   Ratio of net investment income to average net assets                    4.49%         4.18%        3.27%       2.02%      2.00%
   Portfolio turnover rate                                                  110%           91%         121%        175%       151%

The Fund commenced operations on January 1, 1994.

U.S. GOVERNMENT FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                      2007            2006         2005        2004       2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $       10.47    $    10.45   $    10.78   $   11.06  $   11.42
                                                                  -------------    ----------   ----------   ---------  ---------
Income (loss) from investment activities:
   Net investment income                                                   0.45          0.40         0.31        0.27       0.30
   Net realized and unrealized gains (losses)                              0.09          0.03        (0.31)      (0.02)     (0.15)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.54          0.43         0.00        0.25       0.15
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.45)        (0.41)       (0.33)      (0.27)     (0.31)
   From net realized gains                                                                                       (0.26)     (0.20)
   Return of capital                                                      (0.00)(1)     (0.00)(1)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.45)        (0.41)       (0.33)      (0.53)     (0.51)
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $       10.56    $    10.47   $    10.45   $   10.78  $   11.06
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               5.29%         4.21%        0.04%       2.42%      1.28%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $      55,844    $   41,798   $   55,045   $  53,608  $  70,268
   Ratio of gross expense to average net assets                            0.70%         0.65%        0.57%       0.57%      0.55%
   Ratio of net expense to average net assets                              0.52%         0.48%        0.45%       0.45%      0.45%
   Ratio of investment income less gross expenses
     to average net assets                                                 4.13%         3.68%        2.86%       2.31%      2.55%
   Ratio of net investment income to average net assets                    4.31%         3.85%        2.98%       2.43%      2.65%
   Portfolio turnover rate                                                  117%          132%         145%         70%       134%
The Fund commenced operations on January 1, 1995.

(1) Amount is less than $0.005

68                               APPENDIX C                Payden Mutual Funds

GNMA FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                       2007           2006          2005       2004       2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $        9.75    $     9.78   $    10.10   $   10.22  $   10.56
                                                                  -------------    ----------   ----------   ---------  ---------
Income (loss) from investment activities:
   Net investment income                                                   0.48          0.43         0.31        0.41       0.41
   Net realized and unrealized gains (losses)                              0.00          0.05        (0.11)       0.07      (0.09)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.48          0.48         0.20        0.48       0.32
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.50)        (0.51)       (0.52)      (0.60)     (0.60)
   From net realized gains                                                                                                  (0.06)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.50)        (0.51)       (0.52)      (0.60)     (0.66)
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $        9.73    $     9.75   $     9.78   $   10.10  $   10.22
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               4.94%         5.10%        2.03%       4.89%      3.08%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $     162,851    $  141,676   $  115,255   $ 115,278  $ 161,464
   Ratio of gross expense to average net assets                            0.54%         0.54%        0.50%       0.52%      0.54%
   Ratio of net expense to average net assets                              0.50%         0.50%        0.50%       0.50%      0.50%
   Ratio of investment income less gross expenses to average net
     assets                                                                4.83%         4.24%        3.09%       4.23%      3.93%
   Ratio of net investment income to average net assets                    4.87%         4.28%        3.09%       4.25%      3.97%
   Portfolio turnover rate                                                   40%           11%           6%         32%        25%


The Fund commenced operations on August 27, 1999.

CORE BOND FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                       2007           2006         2005        2004       2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $       10.23    $    10.23   $    10.72   $   10.61  $   10.46
                                                                  -------------    ----------   ----------   ---------  ---------
Income (loss) from investment activities:
   Net investment income                                                   0.50          0.47         0.36        0.40       0.33
   Net realized and unrealized gains (losses)                             (0.16)         0.01        (0.37)       0.17       0.16
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.34          0.48        (0.01)       0.57       0.49
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.50)        (0.47)       (0.42)      (0.39)     (0.34)
   From net realized gains                                                                           (0.06)      (0.07)
   Return of Capital                                                      (0.00)(1)     (0.01)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.50)        (0.48)       (0.48)      (0.46)     (0.34)
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $       10.07    $    10.23   $    10.23   $   10.72  $   10.61
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               3.44%         4.76%       (0.08)%      5.49%      4.76%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $     687,606    $  896,569   $  661,575   $ 558,812  $ 543,593
   Ratio of gross expense to average net assets                            0.50%         0.48%        0.45%       0.45%      0.51%
   Ratio of net expense to average net assets                              0.46%         0.46%        0.45%       0.44%      0.51%
   Ratio of investment income less gross expenses to average net
     assets                                                                4.81%         4.49%        3.48%       3.75%      3.21%
   Ratio of net investment income to average net assets                    4.85%         4.51%        3.48%       3.74%      3.21%
   Portfolio turnover rate                                                  244%          243%         210%        164%       303%

The Fund commenced operations on January 1, 1994.

(1) Amount is less than $0.005

Prospectus                         APPENDIX C                                69

OPPORTUNITY BOND FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                      2007            2006         2005        2004        2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $        9.37    $     9.36   $     9.81   $   10.27  $   10.20
                                                                  -------------    ----------   ----------   ---------  ---------
Income (loss) from investment activities:
   Net investment income                                                   0.47          0.42         0.35        0.42       0.47
   Net realized and unrealized gains (losses)                             (0.11)         0.04        (0.37)       0.09       0.22
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.36          0.46        (0.02)       0.51       0.69
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.48)        (0.45)       (0.40)      (0.41)     (0.49)
   From net realized gains                                                                           (0.03)      (0.56)     (0.13)
   Return of capital                                                      (0.00)(1)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.48)        (0.45)       (0.43)      (0.97)     (0.62)
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $        9.25    $     9.37   $     9.36   $    9.81  $   10.27
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               3.97%         5.06%       (0.26)%      5.21%      6.86%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $      55,345    $  114,420   $  143,728   $ 124,735  $ 122,242
   Ratio of gross expense to average net assets                            0.62%         0.57%        0.52%       0.51%      0.52%
   Ratio of net expense to average net assets                              0.59%         0.57%        0.52%       0.49%      0.52%
   Ratio of investment income less gross expenses to average net
     assets                                                                4.85%         4.53%        3.68%       4.26%      4.40%
   Ratio of net investment income to average net assets                    4.88%         4.53%        3.68%       4.28%      4.40%
   Portfolio turnover rate                                                  235%          265%         235%        190%       230%

The Fund commenced operations on December 9, 1996.

HIGH INCOME FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                                       2007            2006        2005        2004       2003
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- beginning of period                            $        8.14    $     8.11   $     8.52   $    8.34  $    7.44
Income (loss) from investment activities:
   Net investment income                                                   0.58          0.55         0.57        0.59       0.64
   Net realized and unrealized gains (losses)                             (0.04)         0.09        (0.38)       0.18       0.91
                                                                  -------------    ----------   ----------   ---------  ---------
     Total from investment activities                                      0.54          0.64         0.19        0.77       1.55
                                                                  -------------    ----------   ----------   ---------  ---------
Distributions to shareholders:
   From net investment income                                             (0.60)        (0.54)       (0.60)      (0.59)     (0.65)
   From net realized gains
   Return of capital                                                      (0.00)(1)     (0.07)                   (0.01)
                                                                  -------------    ----------   ----------   ---------  ---------
     Total distributions to shareholders                                  (0.60)        (0.61)       (0.60)      (0.60)     (0.65)
                                                                  -------------    ----------   ----------   ---------  ---------
Proceeds from redemption fees                                              0.00(1)       0.00(1)      0.00(1)     0.01         --
                                                                  -------------    ----------   ----------   ---------  ---------
Net asset value -- end of period                                  $        8.08    $     8.14   $     8.11   $    8.52  $    8.34
                                                                  =============    ==========   ==========   =========  =========
Total return                                                               6.75%         8.19%        2.28%       9.74%     21.55%
                                                                  =============    ==========   ==========   =========  =========
Ratios/supplemental data:
   Net assets, end of period (000s)                               $     254,983    $  263,119   $  238,784   $ 496,474  $ 308,347
   Ratio of gross expense to average net assets                            0.61%         0.59%        0.53%       0.52%      0.55%
   Ratio of net expense to average net assets                              0.61%         0.59%        0.53%       0.52%      0.55%
   Ratio of investment income less gross expenses to average net
     assets                                                                7.06%         6.77%        6.72%       7.19%      8.02%
   Ratio of net investment income to average net assets                    7.06%         6.77%        6.72%       7.19%      8.02%
   Portfolio turnover rate                                                   67%           79%          85%         64%        79%


The Fund commenced operations on December 30, 1997.

(1) Amount is less than $0.005

70                         APPENDIX C                        Payden Mutual Funds

TAX EXEMPT BOND FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007           2006          2005          2004          2003
                                                -----------    ----------    ----------    ----------    ----------
Net asset value -- beginning of period          $      9.95    $     9.83    $    10.15    $    10.25    $    10.22
                                                -----------    ----------    ----------    ----------    ----------
Income (loss) from investment activities:
   Net investment income                               0.37          0.34          0.32          0.35          0.34
   Net realized and unrealized gains (losses)         (0.10)         0.13         (0.27)         0.06         (0.03)
                                                -----------    ----------    ----------    ----------    ----------
     Total from investment activities                  0.27          0.47          0.05          0.41          0.37
                                                -----------    ----------    ----------    ----------    ----------
Distributions to shareholders:

   From net investment income                         (0.35)        (0.33)        (0.33)        (0.33)        (0.34)
   From net realized gains                                          (0.02)        (0.04)        (0.18)
                                                -----------    ----------    ----------    ----------    ----------
     Total distributions to shareholders              (0.35)        (0.35)        (0.37)        (0.51)        (0.34)
                                                -----------    ----------    ----------    ----------    ----------
Net asset value -- end of period                $      9.87    $     9.95    $     9.83    $    10.15    $    10.25
                                                ===========    ==========    ==========    ==========    ==========
Total return                                           2.76%         4.91%         0.40%         4.16%         3.71%
                                                ===========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
   Net assets, end of period (000s)             $    14,022    $   15,762    $   23,614    $   16,574    $   13,927
   Ratio of gross expense to average net assets        1.05%         0.91%         0.80%         0.88%         0.78%
   Ratio of net expense to average net assets          0.50%         0.50%         0.50%         0.50%         0.50%
   Ratio of investment income less gross
   expenses to average net assets                      2.99%         2.98%         2.95%         2.92%         3.06%
   Ratio of net investment income to average
   net assets                                          3.54%         3.39%         3.25%         3.30%         3.33%
   Portfolio turnover rate                               12%           24%           25%           57%           47%

The Fund commenced operations on December 21, 1993.

CALIFORNIA MUNICIPAL INCOME FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    ----------
Net asset value -- beginning of period          $    10.04    $     9.94    $    10.28    $    10.27    $    10.43
                                                ----------    ----------    ----------    ----------    ----------
Income (loss) from investment activities:
   Net investment income                              0.36          0.36          0.37          0.35          0.34
   Net realized and unrealized gains (losses)        (0.10)         0.14         (0.34)         0.08          0.05
                                                ----------    ----------    ----------    ----------    ----------
     Total from investment activities                 0.26          0.50         (0.03)         0.43          0.39
                                                ----------    ----------    ----------    ----------    ----------
Distributions to shareholders:
   From net investment income                        (0.36)        (0.36)        (0.37)        (0.35)        (0.34)
   From net realized gains                                         (0.04)                      (0.07)        (0.21)
                                                ----------    ----------    ----------    ----------    ----------
     Total distributions to shareholders             (0.36)        (0.40)        (0.37)        (0.42)        (0.55)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value -- end of period                $     9.94    $    10.04    $     9.94    $    10.28    $    10.27
                                                ==========    ==========    ==========    ==========    ==========
Total return                                          2.63%         5.13%        (0.29)%        4.24%         3.80%
                                                ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
   Net assets, end of period (000s)             $   45,449    $   43,236    $   29,416    $   30,414    $   28,914
   Ratio of gross expense to average net assets       0.66%         0.68%         0.65%         0.64%         0.65%
   Ratio of net expense to average net assets         0.50%         0.50%         0.50%         0.50%         0.50%
   Ratio of investment income less gross
   expenses to average net assets                     3.44%         3.38%         3.45%         3.28%         3.13%
   Ratio of net investment income to average
   net assets                                         3.60%         3.56%         3.60%         3.42%         3.28%
   Portfolio turnover rate                              18%           25%           51%           53%           29%

The Fund commenced operations on December 17, 1998.

Prospectus                        APPENDIX C                                  71

VALUE LEADERS FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007          2006          2005          2004          2003
                                                ----------    ----------    ----------    ----------    -----------
Net asset value -- beginning of period          $    12.83    $    10.82    $    10.70    $     9.91    $      8.79
                                                ----------    ----------    ----------    ----------    -----------
Income (loss) from investment activities:
   Net investment income                              0.25          0.21          0.31          0.20           0.26
   Net realized and unrealized gains (losses)         1.30          2.04          0.41          0.80           1.03
                                                ----------    ----------    ----------    ----------    -----------
     Total from investment activities                 1.55          2.25          0.41          1.01           1.29
                                                ----------    ----------    ----------    ----------    -----------
Distributions to shareholders:
   From net investment income                        (0.22)        (0.24)        (0.29)        (0.23)         (0.17)
   From net realized gains
                                                ----------    ----------    ----------    ----------    -----------
     Total distributions to shareholders             (0.22)        (0.24)        (0.29)        (0.23)         (0.17)
                                                ----------    ----------    ----------    ----------    -----------
Proceeds from redemption fees                                                                   0.01
                                                ----------    ----------    ----------    ----------    -----------
Net asset value -- end of period                $    14.16    $    12.83    $    10.82    $    10.70    $      9.91
                                                ==========    ==========    ==========    ==========    ===========
Total return                                         12.19%        21.10%         3.75%        10.32%         14.81%
                                                ==========    ==========    ==========    ==========    ===========
Ratios/supplemental data:
   Net assets, end of period (000s)             $   82,907    $   77,403    $   33,973    $   58,163    $    52,987
   Ratio of gross expense to average net assets       0.82%         0.88%         0.84%         0.82%          1.00%
   Ratio of net expense to average net assets         0.80%         0.80%         0.80%         0.80%          0.80%
   Ratio of investment income less gross
   expenses to average net assets                     1.82%         1.90%         2.28%         1.85%          2.50%
   Ratio of net investment income to average
   net assets                                         1.84%         1.98%         2.32%         1.87%          2.71%
   Portfolio turnover rate                              66%           67%           69%           30%           155%

The Fund commenced operations on November 1, 1996.

MARKET RETURN FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007          2006            2005            2004            2003
                                                ----------    ----------      ----------      ----------      ----------
Net asset value -- beginning of period          $    11.40    $    10.29      $     9.89      $     9.12      $     7.68
                                                ----------    ----------      ----------      ----------      ----------
Income (loss) from investment activities:
   Net investment income                              0.56          0.48            0.32            0.20            0.15
   Net realized and unrealized gains (losses)         0.84          1.12            0.42            0.78            1.49
                                                ----------    ----------      ----------      ----------      ----------
     Total from investment activities                 1.40          1.60            0.74            0.98            1.64
                                                ----------    ----------      ----------      ----------      ----------
Distributions to shareholders:
   From net investment income                        (0.55)        (0.49)          (0.34)          (0.21)          (0.19)
   From net realized gains
   Return of capital                                                                                               (0.01)
                                                ----------    ----------      ----------      ----------      ----------
     Total distributions to shareholders             (0.55)        (0.49)          (0.34)          (0.21)          (0.20)
                                                ----------    ----------      ----------      ----------      ----------
Proceeds from redemption fees                                       0.00(1)         0.00(1)         0.00(1)
                                                ----------    ----------      ----------      ----------      ----------
Net asset value -- end of period                $    12.25    $    11.40      $    10.29      $     9.89      $     9.12
                                                ==========    ==========      ==========      ==========      ==========
Total return                                         12.48%        15.83%           7.45%          10.75%          21.72%
                                                ==========    ==========      ==========      ==========      ==========
Ratios/supplemental data:
   Net assets, end of period (000s)             $   64,096    $   58,251      $   65,299      $   92,989      $   26,747
   Ratio of gross expense to average net assets       0.63%         0.63%           0.54%           0.61%           0.85%
   Ratio of net expense to average net assets         0.45%         0.45%           0.45%           0.45%           0.45%
   Ratio of investment income less gross
    expenses to average net assets                    4.51%         4.15%           2.94%           1.84%           1.59%
   Ratio of net investment income to average
    net assets                                        4.69%         4.33%           3.03%           2.00%           1.99%
   Portfolio turnover rate                              48%          191%             92%             44%            294%

The Fund commenced operations on December 30, 1995.

(1) Amount is less than $0.005

72                           APPENDIX C                      Payden Mutual Funds

U.S. GROWTH LEADERS FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007            2006            2005          2004            2003
                                                ----------      ----------      ----------    ----------      ----------
Net asset value -- beginning of period          $     8.91      $     8.31      $     7.09    $     6.68      $     5.50
                                                ----------      ----------      ----------    ----------      ----------
Income (loss) from investment activities:
   Net investment income                              0.00(1)         0.00(1)         0.02          0.03           (0.01)
   Net realized and unrealized gains (losses)         2.39            0.60            1.23          0.41            1.19
                                                ----------      ----------      ----------    ----------      ----------
     Total from investment activities                 2.39            0.60            1.25          0.44            1.18
                                                ----------      ----------      ----------    ----------      ----------
Distributions to shareholders:
   From net investment income                         0.00(1)                        (0.03)        (0.03)
   From net realized gains
                                                ----------      ----------      ----------    ----------      ----------
     Total distributions to shareholders              0.00(1)         0.00           (0.03)        (0.03)          0.00
                                                ----------      ----------      ----------    ----------      ----------
Proceeds from redemption fees                                         0.00(1)                       0.00(1)
                                                ----------      ----------      ----------    ----------      ----------
Net asset value -- end of period                $    11.30      $     8.91      $     8.31    $     7.09      $     6.68
                                                ==========      ==========      ==========    ==========      ==========
Total return                                         26.84%           7.22%          17.64%         6.51%          21.44%
                                                ==========      ==========      ==========    ==========      ==========
Ratios/supplemental data:
   Net assets, end of period (000s)             $  130,625      $   66,166      $   42,468    $   14,561      $   14,670
   Ratio of gross expense to average net assets       0.95%           1.00%           1.07%         1.11%           1.40%
   Ratio of net expense to average net assets         0.93%           1.00%           1.00%         1.00%           1.00%
   Ratio of investment income less gross
   expenses to average net assets                   (0.03)%           0.01%           0.14%         0.29%          (0.57)%
   Ratio of net investment income to average
   net assets                                       (0.01)%           0.01%           0.21%         0.40%          (0.16)%
   Portfolio turnover rate                             210%            202%            150%          182%            188%

The Fund commenced operations on June 17, 1999.

GLOBAL SHORT BOND FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                   2007             2006          2005          2004          2003
                                                ----------       ----------     ---------    ----------    ----------
Net asset value -- beginning of period          $    10.15       $    10.28     $   10.45    $    10.46    $    10.22
                                                ----------       ----------     ---------    ----------    ----------
Income (loss) from investment activities:
   Net investment income                              0.50             0.42          0.35          0.24          0.26
   Net realized and unrealized gains (losses)        (0.10)            0.02         (0.14)         0.06          0.35
                                                ----------       ----------     ---------    ----------    ----------
     Total from investment activities                 0.40             0.44          0.21          0.30          0.61
                                                ----------       ----------     ---------    ----------    ----------
Distributions to shareholders:
   From net investment income                        (0.48)           (0.52)        (0.38)        (0.23)        (0.26)
   From net realized gains
   Return of Capital                                 (0.00)(1)        (0.05)                      (0.08)        (0.11)
                                                ----------       ----------     ---------    ----------    ----------
     Total distributions to shareholders             (0.48)           (0.57)        (0.38)        (0.31)        (0.37)
                                                ----------       ----------     ---------    ----------    ----------
Net asset value -- end of period                $    10.07       $    10.15     $   10.28    $    10.45    $    10.46
                                                ==========       ==========     ==========   ==========    ==========
Total return                                          3.97%            4.37%         1.99%         2.83%         6.06%
                                                ==========       ==========     ==========   ==========    ==========
Ratios/supplemental data:
   Net assets, end of period (000s)             $  119,731       $  180,803     $ 198,805    $  143,215    $  106,619
   Ratio of gross expense to average net assets       0.61%            0.54%         0.52%         0.58%         0.60%
   Ratio of net expense to average net assets         0.57%            0.52%         0.52%         0.58%         0.60%
   Ratio of investment income less gross
   expenses to average net assets                     4.71%            4.29%         3.52%         3.03%         3.64%
   Ratio of net investment income to average
   net assets                                         4.75%            4.31%         3.52%         3.03%         3.64%
   Portfolio turnover rate                              46%             129%          113%           87%           68%

The Fund commenced operations on September 18, 1996.

(1) Amount is less than $0.005

Prospectus                         APPENDIX C                                 73

GLOBAL FIXED INCOME FUND
(For the Share Outstanding for the Periods Ended October 31st)

                                                          2007         2006       2005      2004          2003
                                                       ----------   ---------   --------  ---------  ------------
Net asset value -- beginning of period                 $     9.04   $    9.76   $   9.97  $   10.05  $      10.18

Income (loss) from investment activities:
   Net investment income                                     0.37        0.25       0.27       0.16          0.26
   Net realized and unrealized gains (losses)               (0.03)       0.03       0.20       0.21          0.14
                                                       ----------   ---------   --------  ---------  ------------
     Total from investment activities                        0.34        0.28       0.47       0.37          0.40
                                                       ----------   ---------   --------  ---------  ------------
Distributions to shareholders:
   From net investment income                               (0.26)      (0.34)     (0.68)     (0.29)        (0.41)
   From net realized gains                                              (0.18)                              (0.05)
   Return of capital                                        (0.22)      (0.48)                (0.16)        (0.07)
                                                       ----------   ---------   --------  ---------  ------------
     Total distributions to shareholders                    (0.48)      (1.00)     (0.68)     (0.45)        (0.53)
                                                       ----------   ---------   --------  ---------  ------------
Net asset value -- end of period                       $     8.90   $    9.04   $   9.76  $    9.97  $      10.05
                                                       ==========   =========   ========  =========  ============
Total return                                                 3.85%       3.05%      4.78%      3.74%         3.94%
                                                       ==========   =========   ========  =========  ============
Ratios/supplemental data:
   Net assets, end of period (000s)                    $   94,776   $ 158,321   $191,746  $ 187,524  $    207,398
   Ratio of gross expense to average net assets              0.65%       0.59%      0.54%      0.53%         0.56%
   Ratio of net expense to average net assets                0.64%       0.58%      0.54%      0.53%         0.56%
   Ratio of investment income less gross
   expenses to average net assets                            4.08%       2.80%      2.67%      3.17%         3.26%
   Ratio of net investment income to average
   net assets                                                4.09%       2.81%      2.67%      3.17%         3.26%
   Portfolio turnover rate                                    214%        198%       252%       160%          168%

The Fund commenced operations on September 1, 1992.

EMERGING MARKETS BOND FUND
(For the Share Outstanding during the Periods Ended October 31st)


                                                                 2007          2006         2005        2004           2003
                                                              ----------    ---------     --------    ---------    ------------
Net asset value -- beginning of period                        $    13.10    $   12.62     $  11.77    $   12.59    $      11.32
                                                              ----------    ---------     --------    ---------    ------------
Income (loss) from investment activities:
   Net investment income                                            0.71         0.91         0.72         0.69            0.79
   Net realized and unrealized gains (losses)                       0.35         0.29         0.94         0.51            1.34
                                                              ----------    ---------     --------    ---------    ------------
     Total from investment activities                               1.06         1.20         1.66         1.20            2.13
                                                              ----------    ---------     --------    ---------    ------------

Distributions to shareholders:
   From net investment income                                      (0.61)       (0.39)       (0.81)       (0.68)          (0.86)
   From net realized gains                                                                                (1.38)
   Return of capital                                                            (0.33)
                                                              ----------    ---------     --------    ---------    ------------
     Total distributions to shareholders                           (0.61)       (0.72)       (0.81)       (2.06)          (0.86)
                                                              ----------    ---------     --------    ---------    ------------
Proceeds from redemption fees                                       0.00(1)      0.00(1)      0.00(1)      0.04
                                                              ----------    ---------     --------    ---------    ------------
Net asset value -- end of period                              $    13.55    $   13.10     $  12.62    $   11.77    $      12.59
                                                              ==========    =========     ========    =========    ============
Total return                                                        8.34%        9.70%       14.47%       11.04%          19.31%
                                                              ==========    =========     ========    =========    ============
Ratios/supplemental data:
   Net assets, end of period (000s)                           $  158,208    $  68,976     $ 89,330    $  26,905    $     53,963
   Ratio of gross expense to average net assets                     0.81%        0.82%        0.80%        0.74%           0.86%
   Ratio of net expense to average net assets                       0.80%        0.80%        0.80%        0.71%           0.86%
   Ratio of investment income less gross
   expenses to average net assets                                   5.41%        6.65%        6.04%        5.80%           6.55%
   Ratio of net investment income to average
   net assets                                                       5.42%        6.67%        6.04%        5.83%           6.55%
   Portfolio turnover rate                                           128%         193%          98%         461%            187%


The Fund commenced operations on December 17,1998.
(1) Amount is less than $0.005

 74                               APPENDIX C                 Payden Mutual Funds

METZLER/PAYDEN FUNDS FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the financial performance of each of the Funds for the past five years, of if shorter, the period of the Fund's operations through October 31, 2007. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' most recent financial statements, is included in the Funds' 2007 annual report, which is available on request.

EUROPEAN EMERGING MARKETS FUND
(For a Share Outstanding during the Periods Ended October 31st)

                                                           2007          2006           2005         2004        2003(1)
                                                      ------------   ------------    -----------   ----------  ----------
Net asset value -- beginning of period                $      30.40   $      23.91    $     17.75   $    13.47  $    10.00
                                                      ------------   ------------    -----------   ----------  ----------
Income (loss) from investment activities:
   Net investment income                                      0.25           0.18           0.21         0.09        0.09
   Net realized and unrealized gains (losses)                13.30           8.74           7.27         5.55        3.38
                                                      ------------   ------------    -----------   ----------  ----------
     Total from investment activities                        13.55           8.92           7.48         5.64        3.47
                                                      ------------   ------------    -----------   ----------  ----------
Distributions to shareholders:
   From net investment income                                (0.12)          0.00(5)       (0.12)       (0.04)
   From net realized gains                                   (1.54)         (2.47)         (1.21)       (1.35)
                                                      ------------   ------------    -----------   ----------  ----------
     Total distributions to shareholders                     (1.66)         (2.47)         (1.33)       (1.39)      (0.00)
                                                      ------------   ------------    -----------   ----------  ----------
Proceeds from redemption fees                                 0.02           0.04           0.01         0.03          --
                                                      ------------   ------------    -----------   ----------  ----------
Net asset value -- end of period                      $      42.31   $      30.40    $     23.91   $    17.75  $    13.47
                                                      ============   ============    ===========   ==========  ==========
Total return(4)                                              46.45%         40.54%         44.97%       45.90%      34.69%(2)
                                                      ============   ============    ===========   ==========  ==========
Ratios/supplemental data:
   Net assets, end of period                          $606,917,728   $164,156,580    $31,018,633   $4,869,345  $1,533,264
   Ratio of gross expense to average net assets               1.40%          1.71%          3.07%        8.36%      21.19%(3)
   Ratio of net expense to average net assets                 1.40%          1.24%          1.20%        1.16%       0.95%(3)
   Ratio of investment income less gross
   expenses to average net assets                             0.86%          0.78%         (0.77)%      (6.27)%    (18.49)%(3)
   Ratio of net investment income to average
   net assets                                                 0.86%          1.25%          1.10%        0.93%       1.75%(3)
   Portfolio turnover rate                                     122%           128%           178%          89%        141%(3)


----------

(1) The Funds commenced operations on December 30, 2002.

(2) Not annualized

(3) Annualized

(4) Total return does not reflect any applicable sales charge

(5) Amount is less than $0.005

Prospectus                                  APPENDIX C                        75

EUROPEAN LEADERS FUND
(For a Share Outstanding during the Periods Ended October 31st)

                                                             2007           2006          2005          2004       2003(1)
                                                         -----------    -----------    ----------    ----------   --------
Net asset value -- beginning of period                   $     18.39    $     15.69    $    13.69    $    12.69   $  10.00
Income (loss) from investment activities:
   Net investment income                                        0.30           0.13          0.13          0.13       0.08
   Net realized and unrealized gains (losses)                   4.56           4.05          2.40          1.60       2.61
                                                         -----------    -----------    ----------    ----------   --------
     Total from investment activities                           4.86           4.18          2.53          1.73       2.69
                                                         -----------    -----------    ----------    ----------   --------
Distributions to shareholders:
   From net investment income                                  (0.25)         (0.01)        (0.14)        (0.17)
   From net realized gains                                     (1.63)         (0.47)        (0.39)        (0.56)
                                                         -----------    -----------    ----------    ----------   --------
     Total distributions to shareholders                       (1.88)         (1.48)        (0.53)        (0.73)      0.00
                                                         -----------    -----------    ----------    ----------   --------
Proceeds from redemption fees                                   0.00(5)        0.00(5)       0.00(5)         --         --
                                                         -----------    -----------    ----------    ----------   --------
Net asset value -- end of period                         $     21.37    $     18.39    $    15.69    $    13.69   $  12.69
                                                         ===========    ===========    ==========    ==========   ========
Total return(4)                                                28.61%         28.95%        18.83%        13.78%     26.90%(2)
                                                         ===========    ===========    ==========    ==========   ========
Ratios/supplemental data:
   Net assets, end of period                             $18,608,041    $15,252,341    $7,386,257    $3,193,178   $841,143
   Ratio of gross expense to average net assets                 1.78%          2.52%         4.06%        10.63%     31.22%(3)
   Ratio of net expense to average net assets                   1.29%          1.24%         1.20%         1.15%      0.95%(3)
   Ratio of investment income less gross
   expenses to average net assets                               1.19%         (0.31)%       (1.98)%       (8.83)%   (29.05)%(3)
   Ratio of net investment income to average
   net assets                                                   1.68%          0.97%         0.88%         0.65%      1.22%(3)
   Portfolio turnover rate                                       106%           150%          211%          193%       177%(3)

----------

(1) The Funds commenced operations on December 30, 2002.

(2) Not annualized

(3) Annualized

(4) Total return does not reflect any applicable sales charge

(5) Amount is less than $0.005

INTERNATIONAL REAL ESTATE FUND
(For the Share Outstanding during the Periods Ended October 31st)


                                                                                     2007 (1)
                                                                                   ------------
Net asset value -- beginning of period                                             $      10.00
                                                                                   ------------
Income (loss) from investment activities:
   Net investment income                                                                   0.09
   Net realized and unrealized gains (losses)                                             (0.03)
                                                                                   ------------
     Total from investment activities                                                      0.06
                                                                                   ------------
Distributions to shareholders:
   From net investment income                                                             (0.02)
   From net realized gains                                                                   --
                                                                                   ------------
     Total distributions to shareholders                                                  (0.02)
                                                                                   ------------
Proceeds from redemption fees                                                              0.00(4)
                                                                                   ------------
Net asset value -- end of period                                                   $      10.04
                                                                                   ============
Total return                                                                               0.61%(2)
                                                                                   ============
Ratios/supplemental data:
   Net assets, end of period                                                       $  6,436,190
   Ratio of gross expense to average net assets                                            4.42%(3)
   Ratio of net expense to average net assets                                              1.25%(3)
   Ratio of investment income less gross expenses to average net assets                   (1.54)%(3)
   Ratio of net investment income to average net assets                                    1.63%(3)
   Portfolio turnover rate                                                                   78%(3)

-------------

(1) The Fund commenced operations on February 21, 2007.

(2) Not annualized

(3) Annualized

(4) Amount is less than $0.005

76                               APPENDIX C                  Payden Mutual Funds

PAYDEN/WILSHIRE FUNDS FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the financial performance of each of the Funds for the period of the Fund's commencement of operations on June 28, 2007 through October 31, 2007. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' most recent financial statements, is included in the Funds' 2007 annual report, which is available on request.

                                                                  PAYDEN/WILSHIRE PAYDEN/WILSHIRE  PAYDEN/WILSHIRE   PAYDEN/WILSHIRE
(For a Share Outstanding during the Periods                          LONGEVITY       LONGEVITY        LONGEVITY         LONGEVITY
Ended October 31, 2007)                                              2010+(1)        2020+(1)         2030+(1)          2040+(1)
                                                                  --------------- ---------------  ---------------   ---------------
Net asset value -- beginning of period                              $     10.00   $    10.00       $    10.00        $    10.00
                                                                    -----------   ----------       ----------        ----------
Income (loss) from investment activities:
   Net investment income                                                   0.03         0.03             0.01             (0.01)
   Net realized and unrealized gains (losses)                              0.57         0.58             0.65              0.72
   Reimbursement from affiliate for
   investment transactions                                                 0.01         0.00(4)          0.00(4)
                                                                    -----------   ----------       ----------        ----------
     Total from investment activities                                      0.60         0.61             0.66              0.71
                                                                    -----------   ----------       ----------        ----------

Distributions to shareholders:
   From net investment income
   From net realized gains
                                                                    -----------   ----------       ----------        ----------
     Total distributions to shareholders                                   0.00         0.00             0.00              0.00
                                                                    -----------   ----------       ----------        ----------
Net asset value -- end of period                                    $     10.60   $    10.61       $    10.66        $    10.71
                                                                    ===========   ==========       ==========        ==========
Total return(2)                                                            6.10%        6.10%            6.60%             7.10%
                                                                    ===========   ==========       ==========        ==========
Ratios/supplemental data:
   Net assets, end of period                                        $ 1,974,998   $1,894,579       $2,830,782        $2,194,683
   Ratio of gross expense to average net assets(3)                        13.70%       13.49%           11.34%            12.65%
   Ratio of net expense to average net assets(3)                           1.06%        0.99%            0.92%             0.84%
   Ratio of investment income less gross
   expenses to average net assets(3)                                     (11.55)%     (11.60)%         (10.03)%          (12.00)%
   Ratio of net investment income to average net assets(3)                 1.09%        0.90%            0.39%            (0.19)%
   Portfolio turnover rate(3)                                                31%          37%              34%               43%

------------

(1) Fund commenced operations on June 28, 2007.

(2) Not annualized

(3) Annualized

(4) Amount is less than $0.005

Prospectus                                                                    77

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                 ADMINISTRATOR
                              Treasury Plus, Inc.
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                  DISTRIBUTOR
                          Payden & Rygel Distributors
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                   CUSTODIAN
                       Mellon Trust of New England, N.A.
                                One Boston Place
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                            UMB Fund Services, Inc.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             Deloitte & Touche LLP
                             111 South Wacker Drive
                            Chicago, Illinois 60606

                                    COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                      515 South Flower Street, 25th Floor
                         Los Angeles, California 90071

                                     PAYDEN
                                  MUTUAL FUNDS

FOR MORE INFORMATION ABOUT THE PAYDEN FUNDS, THE PAYDEN/WILSHIRE LONGEVITY FUNDS AND THE METZLER/PAYDEN FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:

Annual and Semi-Annual Reports to shareholders for the Paydenfunds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds, respectively, contain detailed information on each Fund's investments. Each Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about each of the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.

You may obtain copies, free of charge, of each of the Annual and Semi-Annual Reports, for the Paydenfunds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds, respectively, and the SAI, or request other information and discuss your questions about any of the Funds, by calling toll-free (800) 572-9336, or by writing:

         Payden Mutual Funds
         P.O. Box 1611
         Milwaukee, WI 53201-1611

The SAI and Annual and Semi-Annual Reports are available, free of charge, on the Funds' Internet sites at payden.com, paydenwilshire.com or metzlerpayden.com.

Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Payden & Rygel Investment Group: Investment Company Act File 811-6625 The Metzler/Payden Investment Group: Investment Company Act File 811-21085

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                  PAYDEN FUNDS
                     PAYDEN CASH RESERVES MONEY MARKET FUND
                          PAYDEN LIMITED MATURITY FUND
                             PAYDEN SHORT BOND FUND
                           PAYDEN U.S. GOVERNMENT FUND
                                PAYDEN GNMA FUND
                              PAYDEN CORE BOND FUND
                          PAYDEN OPPORTUNITY BOND FUND
                             PAYDEN HIGH INCOME FUND
                           PAYDEN TAX EXEMPT BOND FUND
                     PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
                            PAYDEN VALUE LEADERS FUND
                            PAYDEN MARKET RETURN FUND
                         PAYDEN U.S. GROWTH LEADERS FUND
                            PAYDEN GLOBAL EQUITY FUND
                          PAYDEN GLOBAL SHORT BOND FUND
                         PAYDEN GLOBAL FIXED INCOME FUND
                        PAYDEN EMERGING MARKETS BOND FUND

                         PAYDEN/WILSHIRE LONGEVITY FUNDS
                      PAYDEN/WILSHIRE LONGEVITY FUND 2010+
                      PAYDEN/WILSHIRE LONGEVITY FUND 2020+
                      PAYDEN/WILSHIRE LONGEVITY FUND 2030+
                      PAYDEN/WILSHIRE LONGEVITY FUND 2040+

                       THE METZLER/PAYDEN INVESTMENT GROUP

                              METZLER/PAYDEN FUNDS
                  METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND
                      METZLER/PAYDEN EUROPEAN LEADERS FUND
                    METZLER/PAYDEN INTERNATIONAL EQUITY FUND

                             333 South Grand Avenue
                          Los Angeles, California 90071
                                 1-800-572-9336

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 28, 2008

The Payden & Rygel Investment Group (the "P&R Trust") is a professionally managed, open-end management investment company with twenty-one funds, listed above, available for investment. The Metzler/Payden Investment Group (the "M/P Trust") is a professionally managed, open-end management investment company with three funds, also listed above, available for investment. This Statement of Additional Information ("SAI") contains information about all twenty-four funds. This SAI contains information in addition to that set forth in the combined prospectus for the funds dated February 28, 2008 (the "Prospectus"). The SAI is not a prospectus and should be read in conjunction with the Prospectus. In addition, the P&R Trust's Annual Reports to Shareholders for the fiscal year ended October 31, 2007 for the Payden Funds and Payden/Wilshire Longevity Funds, respectively, and the M/P Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2007 for the Metzler/Payden Funds are incorporated by reference into this SAI. You may order copies of the Prospectus and the Annual Reports without charge at the address or telephone number listed above.

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                                TABLE OF CONTENTS

THE P&R TRUST AND THE M/P TRUST.......................................    3
FUNDAMENTAL AND OPERATING POLICIES....................................    3
INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS....................    7
DISCLOSURE OF FUND PORTFOLIO HOLDINGS ................................   39
MANAGEMENT OF THE P&R TRUST AND THE M/P TRUST ........................   40
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..................   50
INVESTMENT ADVISORY AND OTHER SERVICES ...............................   52
PORTFOLIO MANAGERS ...................................................   60
PORTFOLIO TRANSACTIONS - BROKERAGE ALLOCATION AND OTHER PRACTICES ....   64
PURCHASES AND REDEMPTIONS ............................................   65
TAXATION .............................................................   66
FUND PERFORMANCE .....................................................   70
OTHER INFORMATION ....................................................   71

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                         THE P&R TRUST AND THE M/P TRUST

The Payden & Rygel Investment Group (the "P&R Trust") was organized as a Massachusetts business trust on January 22, 1992. The P&R Trust is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The P&R Trust currently offers shares of each of the twenty-one funds listed under the heading "The Payden & Rygel Investment Group" on the cover page of this SAI. The Metzler/Payden Investment Group (the "M/P Trust") was organized as a Delaware business trust on March 22, 2002. The M/P Trust is a professionally managed, open-end management investment company which is registered under the 1940 Act. The M/P Trust currently offers shares of each of the three funds listed under the heading "The Metzler/Payden Investment Group" on the cover page of this SAI. Of the P&R Trust funds, seventeen of the funds are grouped together and known (and sometimes referred to in this SAI) as the "Payden Funds." Payden & Rygel ("Payden") is the investment adviser to the Payden Funds. The other four funds of the P&R Trust are grouped together and known (and sometimes referred to in this SAI) as the "Payden/Wilshire Longevity Funds" or "Longevity Funds." Payden is the investment adviser to the Longevity Funds, and Wilshire Associates Incorporated ("Wilshire") is the sub-adviser to the Longevity Funds. The funds of the M/P Trust are known (and sometimes referred to in this SAI) as the "Metzler/Payden Funds." Metzler/Payden LLC ("Metzler/Payden") is the investment adviser to the Metzler/Payden Funds. Throughout this SAI when discussing these twenty-four funds generally, the funds may be referred to individually as a "Fund," and collectively as the "Funds." References to a Fund's investment adviser include Payden, Metzler/Payden and Wilshire, as applicable.

                       FUNDAMENTAL AND OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "Other Information-Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Board of Trustees for a Fund (the "Fund's Board") determines that a Fund's investment objective may best be achieved by changing a non-fundamental policy, the Fund's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

PAYDEN FUNDS - FUNDAMENTAL POLICIES

As a matter of fundamental policy:

(1) BORROWING. Except for the Payden Global Equity Fund, no Payden Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The Payden Global Equity Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and interpretations thereunder and any exemptive relief obtained by the Fund.

(2) COMMODITIES. No Payden Fund may purchase or sell commodities or commodity contracts, except that (i) each Payden Fund, other than the Payden Cash Reserves Money Market Fund, may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Global Bond Fund, each U.S. Equity Fund, and each of the Payden Limited Maturity, Payden Short Bond, Payden Core Bond, Payden Opportunity Bond, Payden High Income and Payden Global Equity Funds, may enter into forward foreign currency exchange contracts (the Payden Funds do not consider such contracts to be commodities), and (iii) each Payden Fund, other than the Payden U.S. Government and Payden Cash Reserves Money Market Funds, may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. No Payden Fund may make loans, except that (i) each Payden Fund may purchase money market securities and enter into repurchase agreements, (ii) each Payden Fund may acquire bonds, debentures, notes and other debt securities, and
(iii) each Payden Fund, other than the Payden U.S. Government, Payden California Municipal Income, and Payden Emerging Markets Bond Funds, may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(4) MARGIN. Except for the Payden Global Equity Fund, no Payden Fund may purchase securities on margin, except that (i) each Payden Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Payden Fund, other

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than the Payden U.S. Government and Payden Cash Reserves Money Market Funds, may
make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. No Payden Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by the Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. No Payden Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. No Payden Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. No Payden Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. Except for the Payden Global Equity Fund, no Payden Fund may effect short sales of securities.

(10) UNDERWRITING. No Payden Fund may underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

(11) SENIOR SECURITIES. No Payden Fund may issue "senior securities" (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

(12) GLOBAL DIVERSIFICATION. Under normal market conditions, each of the Payden Global Fixed Income and Payden Global Short Bond Funds invests at least 65% of its total assets in debt securities of issuers located in at least three countries (one of which may be the United States).

(13) TAX EXEMPT SECURITIES. Under normal market conditions, each of the Payden Tax Exempt Bond and Payden California Municipal Income Funds invests at least 80% of the value of its net assets in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities").

(14) INDUSTRY DIVERSIFICATION. Neither the Payden Value Leaders Fund nor the Payden Market Return Fund will purchase any security which would cause 25% or more of its total assets at the time of purchase to be invested in the securities of any one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to U.S. Government obligations and repurchase obligations secured by such obligations, (ii) wholly owned finance companies are considered to be in the industries of their parents, (iii) SPDRs and other similar derivative instruments are divided according to the industries of their underlying common stocks, and (iv) utilities are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). Each foreign government and supranational organization is considered to be an industry.

(15) BELOW INVESTMENT GRADE DEBT. The Payden High Income Fund invests at least 80% of its total assets in debt securities rated below investment grade, or those determined by Payden to be of comparable quality.

PAYDEN FUNDS - OPERATING POLICIES

As a matter of non-fundamental operating policy:

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(1) CONTROL OF PORTFOLIO COMPANIES. No Payden Fund may invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. No Payden Fund may purchase a security if, as a result of such purchase, more than 15% (in the case of the Payden Cash Reserves Money Market Fund, 10%) of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid.

(3) INVESTMENT COMPANIES. No Payden Fund may purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and the rules and regulations thereunder.

(4) OIL AND GAS PROGRAMS. No Payden Fund may purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) BORROWINGS, The Payden U.S. Government Fund may not borrow amounts exceeding 33% of total assets valued at market (including reverse repurchase agreements and delayed delivery transactions).


(6) TAX EXEMPT SECURITIES. Under normal circumstances, the Payden California Municipal Income Fund invests at least 80% of the value of its net assets in securities of the State of California, local governments and governmental authorities within California and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from California personal income taxes.

PAYDEN/WILSHIRE LONGEVITY FUNDS - FUNDAMENTAL POLICIES

As a matter of fundamental policy:

(1) BORROWING. No Longevity Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) LOANS. No Longevity Fund may make loans, except that (i) each Longevity Fund may purchase money market securities and enter into repurchase agreements, (ii) each Longevity Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Longevity Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(3) MARGIN. No Longevity Fund may purchase securities on margin, except that (i) each Longevity Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Longevity Fund may make margin deposits in connection with futures contracts and options on futures contracts.

(4) MORTGAGING. No Longevity Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by the Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(5) ASSETS INVESTED IN ANY ISSUER. No Longevity Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). For purposes of clarity, each series of a series investment company will be considered a separate issuer.

(6) SHARE OWNERSHIP OF ANY ISSUER. No Longevity Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). For purposes of clarity, each series of a series investment company will be considered a separate issuer.

(7) REAL ESTATE. No Longevity Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

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(8) UNDERWRITING. No Longevity Fund may underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

(9) SENIOR SECURITIES. No Longevity Fund may issue "senior securities" (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

PAYDEN/WILSHIRE LONGEVITY FUNDS - OPERATING POLICIES

As a matter of non-fundamental operating policy:

(1) CONTROL OF PORTFOLIO COMPANIES. No Longevity Fund may invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. No Longevity Fund may purchase a security if, as a result of such purchase, more than 15% of the Longevity Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid.

(3) INVESTMENT COMPANIES. No Longevity Fund may purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and the rules and regulations thereunder.

(4) OIL AND GAS PROGRAMS. No Longevity Fund may purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) COMMODITIES. No Longevity Fund may purchase or sell commodities or commodity contracts, except that (i) each Longevity Fund may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Longevity Fund may enter into forward foreign currency exchange contracts (the Longevity Funds do not consider such contracts to be commodities), and (iii) each Longevity Fund may invest in instruments which have the characteristics of both futures contracts and securities.

METZLER/PAYDEN FUNDS - FUNDAMENTAL POLICIES

As a matter of fundamental policy:

(1) BORROWING. No Metzler/Payden Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) COMMODITIES. No Metzler/Payden Fund may purchase or sell commodities or commodity contracts, except that (i) each Metzler/Payden Fund may enter into financial and currency futures contracts and options on such futures contracts,
(ii) each Metzler/Payden Fund may enter into forward foreign currency exchange contracts (the Metzler/Payden Funds do not consider such contracts to be commodities), and (iii) each Metzler/Payden Fund may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. No Metzler/Payden Fund may make loans, except that (i) each Metzler/Payden Fund may purchase money market securities and enter into repurchase agreements, (ii) each Metzler/Payden Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Metzler/Payden Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(4) MARGIN. No Metzler/Payden Fund may purchase securities on margin, except that (i) each Metzler/Payden Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Metzler/Payden Fund may make margin deposits in connection with futures contracts and options on futures contracts.

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(5) MORTGAGING. No Metzler/Payden Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by the Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. No Metzler/Payden Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. No Metzler/Payden Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. No Metzler/Payden Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. No Metzler/Payden Fund may effect short sales of securities.

(10) UNDERWRITING. No Metzler/Payden Fund may underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

(11) SENIOR SECURITIES. No Metzler/Payden Fund may issue "senior securities" (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

METZLER/PAYDEN FUNDS - OPERATING POLICIES

As a matter of non-fundamental operating policy:

(1) CONTROL OF PORTFOLIO COMPANIES. No Metzler/Payden Fund may invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. No Metzler/Payden Fund may purchase a security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid.

(3) INVESTMENT COMPANIES. No Metzler/Payden Fund may purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and the rules and regulations thereunder.

(4) OIL AND GAS PROGRAMS. No Metzler/Payden Fund may purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of each of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION

Each of the Payden High Income Fund and Payden Cash Reserves Money Market Fund is classified as a "diversified" fund. Each of the other Funds is classified as a "non-diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. Because the investment adviser may from time to time invest a large percentage of a

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non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter, (i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

Each Longevity Fund invests in shares of Underlying Funds (as defined in the Prospectus), including affiliated funds (i.e., any of the Payden Funds) to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI.

Generally, under the 1940 Act and SEC rules thereunder, each Longevity Fund's acquisition of the securities of affiliated funds is subject to the following guidelines and restrictions:

      (A) The Longevity Fund may own an unlimited amount of any affiliated fund's voting securities.

      (B) The sales load and distribution fees paid by the Longevity Fund with respect to an Underlying Fund, aggregated with any distribution fees of the Longevity Fund, may not be excessive under NASD rules.

      (C) Any Underlying Fund must have a policy that prohibits it from acquiring any securities of registered open-end funds or registered unit investment trusts in reliance on certain sections of the 1940 Act.

In addition, each Longevity Fund may acquire shares of unaffiliated funds, including any of the Metzler/Payden Funds. In addition to guidelines (B) and (C) above, under the 1940 Act and SEC rules thereunder, each Longevity Fund's acquisition of the securities of unaffiliated funds is subject to the following guidelines and restrictions:

      (D) The Longevity Fund and its "affiliated persons" may own no more than 3% of an unaffiliated fund's voting securities.

      (E) The Longevity Fund and the Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3)of the Conduct Rules of the NASD applicable to funds of funds.

      (F) The Underlying Fund is not obligated to redeem its securities held by the Longevity Fund in an amount greater than 1% of the Underlying Fund's total outstanding securities during any period less than 30 days.

      (G) The purchase or acquisition of the Underlying Fund is made pursuant to an arrangement with the Underlying Fund or its principal underwriter whereby the Longevity Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and vote in accordance with such instructions; or (ii) vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Underlying Funds typically incur fees that are separate from those fees incurred directly by each Longevity Fund. Each Longevity Fund's purchase of such investment company securities results in the layering of expenses as Longevity Fund shareholders would incur not only a proportionate share of the expenses of the Underlying Funds held by a Longevity Fund, but also expenses of the Longevity Fund.

Under certain circumstances an open-end investment company in which a Longevity Fund invests may determine to make payment of a redemption by the Longevity Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Longevity Fund may hold such securities until Payden or Wilshire determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Longevity Fund.

Investment decisions by the investment advisers to the Underlying Funds in which each Longevity Fund invests are made independently of the Longevity Fund.

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As permitted under the 1940 Act and the rules thereunder, the Payden Funds and the Metzler/Payden Funds may also acquire the shares of affiliated funds and of unaffiliated funds. Such investments would be subject to the same guidelines and restrictions and risks as set forth above.

INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFs")

Each Longevity Fund also invests directly in exchange-traded funds, or ETFs, and the Payden Funds and Metzler/Payden Funds may also invest in ETFs. The Underlying Funds in which a Longevity Fund invests may also invest in ETFs. Investments in shares of ETFs by a Fund or an Underlying Fund in which a Longevity Fund invests are subject to the guidelines set forth above under "INVESTMENTS IN REGISTERED INVESTMENT COMPANIES" applicable to unaffiliated funds (i.e., guidelines (D) through (G)).

An ETF is a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index or basket of securities. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Because an ETF attempts to exactly replicate the particular stock index or basket of securities to which it is related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, each investment adviser believes that the movement of the share prices of the ETFs in which the Funds invest should closely track the movement of the particular stock index or basket of securities to which it is related.

INVESTMENTS BY FUNDS AND BY UNDERLYING FUNDS IN WHICH LONGEVITY FUNDS INVEST

Each Fund may invest in the following types of securities, as specified in the Prospectus. In addition, investments by the Underlying Funds, and consequently by each Longevity Fund investing in the Underlying Funds, may include the following types of securities. References in this section to investments by a Fund include the Fund's "direct" investments, as well as in the case of any Longevity Fund its "indirect" investments (i.e., investments by its Underlying Funds). References to "Funds" in these sections include the Funds and affiliated Underlying Funds and may apply to unaffiliated Underlying Funds. Greater detail about the types of investments and investment guidelines of any Underlying Fund are included in the Underlying Fund's prospectus and statement of additional information.

EQUITY AND EQUITY-BASED SECURITIES

Common Stocks

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Preferred Stocks

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

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Real Estate Investment Trusts

A real estate investment trust ("REIT") is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. As indicated in the Prospectus, certain of the Funds may invest in REITs. An investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying a REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Depository Receipts

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

Convertible Securities and Warrants

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the possible failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, no Payden Fund or Metzler/Payden Fund will invest more than 5% of its total assets in warrants.

FIXED INCOME SECURITIES

U.S. Treasury Obligations

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

U.S. Government Agency Securities

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 30 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

Inflation-Indexed Securities

Inflation-indexed fixed income securities are structured to provide protection against inflation and are issued by the U.S. and foreign governments, their agencies and instrumentalities and U.S. and foreign corporations. The value of principal or interest payments of an inflation-indexed security is adjusted periodically to track general movements of inflation in the country of issue.

As an example, a Fund, or an Underlying Fund in the case of the Longevity Funds, may invest in U.S. Treasury Inflation Protected Securities (TIPS). Principal amounts of TIPS are adjusted daily based on changes in the rate of inflation (currently represented by the Consumer Price Index for Urban Consumers, non-seasonally adjusted (CPI)). The U.S. Treasury currently issues TIPS only in 10-year maturities, although TIPS have previously been issued with maturities of five, 10 and 30 years. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on TIPS is fixed at issuance, but over the life of the bond may be paid on an increasing or decreasing principal value. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities.

The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

The daily adjustment of the principal value of TIPS is currently tied to the non-seasonally adjusted CPI for Urban Consumers, which the U.S. Bureau of Labor Statistics calculates monthly. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that such index will accurately measure the real rate of inflation in the prices of goods and services. In addition, calculation of the CPI includes a three-month lag for purposes of determining the principal value of TIPS, which, consequently, could have a negative impact on the value of TIPS under certain market conditions.

Foreign Government Obligations

Foreign government obligations are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

Bank Obligations

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

Loan Participations and Assignments

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Such indebtedness may be secured or unsecured. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

A Fund may limit the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of such limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the relevant Fund's investment adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variation in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the overnight market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Each of the Funds currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitations on illiquid investments. Investments in loan participation are considered to be debt obligations for purposes of investment restrictions relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is a conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, each of the Funds relies on the research of the Fund's investment adviser in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Corporate Debt Securities

Investments in U.S. dollar denominated securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum rating criteria set forth in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the relevant Fund's investment adviser will also monitor issuers of such securities.

High Yield Bonds

Below investment grade debt securities, commonly referred to as "high yield bonds" or "junk bonds" are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated securities. High yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable high yield securities or requiring federally insured savings and loan institutions to reduce their holdings of taxable high yield securities have had and may continue to have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled, and interests in those pools are sold to investors by various governmental, government-related and private organizations. A Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

If a Fund purchases mortgage-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "sub-prime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United State Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, a Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Fund's investment adviser determines that the securities meet the Fund's quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Although the market for mortgage pass-through securities has become increasingly liquid over time, securities issued by certain private organizations may not be readily marketable, or general market conditions at any point in time may affect the marketability of such securities. As a matter of operating policy, a Fund will not purchase mortgage-related securities which in the investment adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, a Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's investment adviser determines that the securities meet the Fund's quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Other Mortgage-Related Securities. Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These other mortgage-related securities may be equity or debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

Other Asset-Backed Receivables

Other asset-backed securities, unrelated to mortgage loans, are now being offered to investors. For example, asset-backed securities include, but are not limited to, Certificates for Automobile Receivables ("CARSsm") and credit card receivable securities. CARSsm represent undivided fractional interests in a trust with assets consisting of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSsm are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts, or due to depreciation, damage or loss of the vehicles securing the contracts. Credit card receivable securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSsm, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. In addition, unlike most other asset-backed securities, credit card receivable securities are backed by obligations that are not secured by interests in personal or real property. Other assets often used as collateral include, but are not limited to, home equity loans, student loans and loans on commercial and industrial equipment and manufactured housing.

Consistent with a Fund's investment objectives and policies, the Fund may invest in other types of asset-backed securities.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. A Fund's investment adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Obligations with Puts Attached

Obligations with puts attached are long-term fixed rate debt obligations that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that a Fund pay a tender fee or other fee for the features provided. In addition, a Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the securities held in its portfolio. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific security at a specific price on a specific date.

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The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Money Market Obligations

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the relevant Fund's investment adviser to be of comparable quality.

COUNTRY FUNDS

Subject to the provisions of the 1940 Act and the restrictions set forth in the Prospectus and elsewhere in this SAI, a Fund may invest in the shares of investment companies that invest in specified foreign markets. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. The Fund may also invest a portion of its assets in unit trusts and country funds that invest in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the portfolio's assets, thereby reducing the risks associated with investing in certain smaller foreign markets. Investments by the Fund in such vehicles should also provide increased liquidity and lower transaction costs for the Fund than are normally associated with direct investment in such markets. However, an investment in a country fund by a Fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such country fund.

MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in money market funds. Under normal circumstances, a money market investment made by the Payden Tax Exempt Bond Fund will be in federal tax-free mutual funds. As a matter of operating policy, none of the Funds anticipates investing more than 15% of its total assets in money market funds, except that each Payden Fund may invest more than 15% of its total assets in the Payden Cash Reserves Money Market Fund series. It will do so for cash management purposes or for temporary defensive purposes. An investment in a money market mutual fund by a Fund will involve indirectly payment by the Fund of its pro rata share of advisory and administrative fees of such money market fund.

REPURCHASE AGREEMENTS

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by the Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Fund's investment adviser.

SHORT SALES

The Longevity Funds and the Payden Global Equity Fund may engage in short sales of stocks. A short sale involves a sale by a Fund of a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (typically from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the Fund must pay to the broker a negotiated portion of any interest or dividends, which accrue during the period of the loan, and must pledge assets to the broker to secure its obligation to replace the securities. The aggregate value of the assets required to be pledged to secure the Fund's obligation will vary based upon, among other things, the types of assets pledged and the extent to which any cash proceeds from short sales continue to be held by the broker. Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sales proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated may increase or increase daily. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging.

While short sales by the Fund create opportunities to increase the Fund's return, at the same time, they involve specific risk considerations. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund may not always be able to close out a short position at a particular time or at a desirable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an undesirable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, and may incur a loss as a result of, the short sale.

ILLIQUID SECURITIES

As a matter of operating policy, no Fund may invest more than 15% (or in the case of the Payden Cash Reserves Money Market Fund, more than 10%) of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Each Fund's investment adviser will monitor the amount of illiquid securities in the Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, securities of foreign issuers ("foreign securities"), municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

PAYDEN CASH RESERVES MONEY MARKET FUND

The operations of the Payden Cash Reserves Money Market Fund are governed by Rule 2a-7 under the 1940 Act. Under the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 days or less, and invest only in securities determined by the P&R Trust's Board of Trustees to be of high quality with minimal credit risks.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which each of the Funds may invest in securities of issuers organized or headquartered in foreign countries ("foreign securities").

Risks of Foreign Investing

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Emerging Markets Investments. Investments by a Fund in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

Currency Fluctuations. To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Funds investment advisers expect that most foreign securities in which any Fund invests will be purchased in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of a Fund's portfolio positions may also be adversely impacted by delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for its proportionate share of such foreign taxes paid by a Fund. The Funds intend to sell such bonds prior to the interest payment date in order to avoid withholding.

Costs. The expense ratio of a Fund investing in foreign securities (before reimbursement by the Fund's investment adviser pursuant to any applicable expense limitation described in the Prospectus) is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher than that of domestic securities.

MUNICIPAL SECURITIES

Each of the Payden Tax Exempt Bond and Payden California Municipal Income Funds invests primarily in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

Each Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

The relevant Fund's investment adviser may use interest rate and municipal bond index futures and options on futures contracts, options on securities, and interest rate swaps to effect a change in the Payden California Municipal Income Fund's exposure to interest rate changes.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Certain of the municipal securities in which each Fund may invest, and certain of the risks of such investments, are described below.

Moral Obligation Securities

Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Zero Coupon Securities

Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, a Fund does not receive the income currently in cash. Therefore, the Fund may have to sell other portfolio investments to obtain cash needed to make income distributions.

Mortgage-Backed Securities

Mortgage-backed securities are municipal debt obligations issued to provide financing for residential housing mortgages to targeted groups. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. Investing in such municipal debt obligations involves special risks and considerations, including the inability to predict accurately the maturity of the Fund's investments as a result of prepayments of the underlying mortgages (which may require the Fund to reinvest principal at lower yields than would otherwise have been realized), the illiquidity of certain of such securities, and the possible default by insurers or guarantors supporting the timely payment of interest and principal.

Municipal Lease Obligations

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. A Fund may also purchase "certificates of participation", which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Subject to its ability to invest in below investment grade municipal securities, a Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one national recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Fund's investment adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Fund's investment adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Obligations

Short-term municipal obligations include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

A Fund will limit its purchase of municipal securities that bear floating rates and variable rates of interest to those meeting the rating quality standards set forth in the Prospectus. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The Fund's investment adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

A Fund may also invest in municipal securities in the form of "participation interests" in variable rate tax-exempt demand obligations held by a financial institution, usually a commercial bank. Municipal participation interests provide the purchaser with an undivided interest in one or more underlying municipal securities and the right to demand payment from the institution upon a specified number of days' notice (no more than seven) of the unpaid principal balance plus accrued interest. In addition, the municipal participation interests are typically enhanced by an irrevocable letter of credit or guarantee from such institution. Since the Fund has an undivided interest in the obligation, it participates equally with the institution with the exception that the institution normally retains a fee out of the interest paid for servicing, providing the letter of credit or guarantee, and issuing the repurchase commitment.

Obligations with Puts Attached

Long-term fixed rate municipal debt obligations may be coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, and may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that the Fund pay a tender fee or other fee for the features provided. In addition, the Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the municipal securities held in its portfolios. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific municipal security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

SPECIAL RISKS OF INVESTING PRIMARILY IN CALIFORNIA MUNICIPAL SECURITIES

Because the Payden California Municipal Income Fund invests primarily in California tax-exempt securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities. The following information is based on information available as of the date of this SAI primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated November 29, 2007.

General Economic Conditions

The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. In recent years, the State has derived a significant portion of its revenue from personal income and sales taxes. Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

California's geographic location subjects it to earthquake risks. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

State Budgets

2007 Budget Act. The Governor's Budget for the 2007-08 fiscal year, released in January 2007, projected General Fund revenues and transfers of $101.3 billion and expenditures of $103.1 billion, with a $1.9 billion budget operating deficit for such fiscal year. The Governor's Budget proposed closing the operating deficit by applying a portion of the then estimated $3.2 billion General Fund balance from the 2006 Budget, leaving fiscal year 2007-08 with a $2.1 billion reserve, significantly better than earlier estimates by the Governor and the State's Legislative Analyst's Office (the "LAO").

In its January 12, 2007 Overview of the 2007-08 Governor's Budget, the LAO concluded that the 2007-08 budget "contains a significant number of downside risks and is based on a number of optimistic assumptions." Even if the budget were adopted as proposed, the LAO believed that the budgeted savings and new revenues would fall short of levels estimated by the Governor's budget. Further, the LAO projected that the State would continue to face structural deficits in outlying years and recommended that the Legislature develop a more realistic budget.

In February 2007, the LAO released a further analysis of the budget and the Governor's proposals. Based on newer data, the LAO projected that 2007-08 expenditures would exceed revenues by $2.6 billion which would leave the State with a $726 million year-end deficit, compared to the Governor's January estimate of a $2.1 billion positive General Fund reserve. In addition the State would face operating deficits in outlying years through the 2010-11 fiscal year.

The 2007 May Revision to the Governor's Budget projected revenues and transfers that roughly equaled those predicted in January, although it projected additional expenditures of approximately $600 million compared to the January budget release. The 2007 May

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Revision forecasted General Fund revenues and transfers for the fiscal year ending June 30, 2008 of $101.3 billion and expenditures of $103.8 billion. By applying a then estimated General Fund balance for fiscal year 2006-07 of $4.0 billion, the State projected it would end the 2007-08 fiscal year with a balance of $1.5 billion, a decrease of nearly $2.5 billion compared to 2006-07.

In May 2007, the LAO released its Overview of the 2007-08 May Revision, in which it focused on certain economic uncertainties facing the State. The State faces potential risks associated with the declining housing market and the effects of high crude oil and retail gasoline prices. The LAO concluded that "adverse developments in these areas could significantly impact both overall economic performance and state revenues." The LAO reiterated its earlier warning that one-time solutions in the proposed budget failed to address structural deficits in outlying years.

The Governor signed the 2007 Budget Act on August 24, 2007, using his line item veto authority to reduce General Fund appropriations by $703 million from those approved by the Legislature. The 2007 Budget Act contains substantially similar proposals as contained in the Governor's 2007-08 May Revision. The 2007 Budget Act forecasted $102.3 billion in General Fund revenues and transfers and $102.3 billion in expenditures, an increase of $1.0 billion and a decrease of $1.5 billion, respectively, compared to the May Revision. The 2007 Budget Act projected that by utilizing the prior fiscal year's $4.1 billion General Fund balance, the General Fund would end the fiscal year with a balance of about $4.1 billion. The 2007 Budget Act assumed that the State would not issue Economic Recovery Bonds or raise taxes.

Significant Deterioration of State Finances. Although the 2007 Budget Act was in operating balance at the time it was adopted, the Governor projected there would be an operating deficit of about $6.1 billion for 2008-09 absent further corrective actions. Subsequent to the adoption of the 2007 Budget Act, fiscal year-to-date revenues were much lower than projected and continuing economic difficulties existed, particularly in the housing market.

On November 14, 2007, the State's Department of Finance issued its "Finance Bulletin" (the "November Finance Bulletin") reporting actual General Fund receipts. The November Finance Bulletin also reported that recent economic data confirmed ongoing effects of the housing slump in the State. The November Finance Bulletin reported that fiscal year-to-date General Fund cash receipts were about $1.1 billion, or 3.8%, below those forecasted in the 2007 Budget Act.

On the same date, the LAO released a report titled "California's Fiscal Outlook
- LAO Projections 2007-08 through 2012-13." Among other things, this report projected that the 2007-08 revenues had deteriorated by about $6 billion compared to the projections in the 2007 Budget Act, which exceeded the projected year-end General Fund balance of $4.1 billion. The report also projected that about $10 billion of budget solutions would be needed to balance the 2008-09 Budget.

The 2008 Governor's Budget projected that the 2007-08 fiscal year would end with a $3.3 billion deficit that would grow to $14.5 billion in 2008-2009 if left unchecked.

2008 Governor's Budget. The Governor's Budget for the 2008-09 fiscal year was released in January 2008. Concurrently, the Governor declared a fiscal emergency and a special session of the State legislature to address the $14.5 billion projected deficit for 2008-09. Among other measures, the Governor's Budget proposed a "Budget Stabilization Act", a State Constitutional Amendment to reform the budget process. If approved, the Act would create a Revenue Stabilization Fund into which revenues exceeding budgeted projections would be set aside from the General Fund for use in outlying years. Further, the Act would also require automatic reductions in State appropriations during the course of a fiscal year if mid-year deficits were projected. The budget also proposed strict spending restraint, the suspension of earlier approved accelerated bond repayments, accruing tax revenues received in fiscal year 2009-10 to 2008-09 and the issuance of $3.3 billion in Economic Recovery Bonds.

Assuming that the State adopted such measures, the Governor projected General Fund revenues and transfers for the fiscal year ending June 30, 2009 of $102.9 billion, and expenditures of $101.0 billion, for a projected $1.9 billion budget operating surplus. With the projected $1.8 billion General Fund balance from the 2007-08 fiscal year, the Governor's Budget proposed leaving 2008-09 with a $3.7 billion reserve.

In its January 14, 2008 Overview of the 2008-09 Governor's Budget, the LAO concluded that the 2008-09 budget "uses a mix of both one-time and ongoing solutions to close the 2008-09 budget gap." The LAO concurred with the Governor's revenue forecasts, but expressed concern that there are further downside economic risks that could further diminish revenues. The LAO criticized the Governor's proposal for "across-the-board" spending reductions and suggested the Governor eliminate or significantly reduce low-priority State programs while preserving higher priority programs. The LAO also encouraged the Governor to explore revenue-raising proposals.

Constraints on the Budget Process. Proposition 58, approved in March 2004 with the State's Economic Recovery Bonds, requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some

                                       24
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cases, have to take more immediate actions to correct budgetary shortfalls.
Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency and call the Legislature into special session to consider that legislation. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Future Budgets. It cannot be predicted what actions will be taken in the future by the Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness

General Obligation Bonds and Revenue Bonds. As of January 1, 2008, the State had approximately $59.9 billion aggregate principal of outstanding long-term general obligation bonds and revenue bonds. Including estimated interest of approximately $36.6 billion, the State's debt service requirements for general obligation bonds and revenue bonds totaled nearly $96.4 billion. As of October 1, 2007, general obligation bond authorizations of approximately $68.0 billion remained unissued.

Ratings. As of January 23, 2008 the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and A+ by Fitch Ratings. It is not possible to determine whether, or the extent to which, Moody's, Standard & Poor's or Fitch Ratings will change such ratings in the future.

Strategic Growth Plan. Coinciding with the release of the Governor's 2006-07 budget, the Governor announced a "Strategic Growth Plan" for the State in which he proposed that the State spend nearly $223 billion over 10 years on State infrastructure programs such as transportation, education, flood control, public safety and courts. The Strategic Growth Plan would be financed in part through the issuance of $68 billion in general obligation bonds. In response to the Governor's proposal, the Legislature in May 2006 approved a $116 million Strategic Growth Plan package, which included $37.3 in new general obligation bonds (approved by the voters on November 7, 2006), $50.1 billion in existing funding, and $28.4 billion in new leveraged funding sources. The Strategic Growth Plan proposes that the new general obligation bonds be placed on the ballot in the 2008 and 2010 elections and additional leveraged funding through the use of public-private partnerships. Assuming these ballot measures are approved, total funding for the Strategic Growth Plan could total $210 billion.

Local Government

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

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Some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County and San Diego County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. If the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate will be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional, Legislative and Other Factors

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. Various types of appropriations are excluded from the Appropriations Limit.

The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring

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certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the portfolio of the Payden California Municipal Income Fund.

Article XIII B and other Articles of the State Constitution were adopted as measures that qualified for the ballot pursuant to the State's initiative process. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

Effect of other State Laws on Bond Obligations. Some of the California Municipal Securities that the Payden California Municipal Income Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the Legislature for such purpose.

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers Association, California Superintendent of Public Instruction Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. In 2006, the parties reached a settlement, which was ratified by the Legislature and approved by the Governor. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

On November 15, 2005, a California Superior Court judge entered a decision in a case which sought judicial validation for the issuance by the State of pension obligation bonds. The judge ruled the bonds were not valid. The State appealed, but it will not be able to issue pension obligation bonds until the matter is finally resolved. For the 2005-06 fiscal year, the State made payments of about $525 million for a portion of the fiscal year contribution to the California Public Employees' Retirement System which had been planned to be funded from the bonds. Neither the 2007 Budget Act nor the 2008 Governor's Budget calls for the issuance of any pension obligation bonds.

DERIVATIVE INSTRUMENTS

In pursuing their individual objectives, each of the Funds (except the Payden Cash Reserves Money Market Fund) may purchase and sell (write) put options and call options on securities, securities indexes, commodity indexes and foreign currencies, and may enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options"), except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. Each of the Funds (except the Payden Cash Reserves Money Market Fund) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

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Each Fund (except the Payden Cash Reserves Money Market Fund) also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities and credit default situations, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. Such Funds may also invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Fund's Board of Trustees determines that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to many factors, including for example changes in prevailing interest rates, and like the other investments of the Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's investment adviser to forecast interest rates and other economic factors correctly. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

A Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Fund's investment adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For a Fund that gains exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes.

A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Fund's investment adviser in accordance with established procedures in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Fund's investment adviser in accordance with established procedures, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Fund's investment adviser in accordance with established procedures. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Fund's investment adviser in accordance with established procedures equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Fund's investment adviser in accordance with established procedures.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes,

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during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign Currency Options.

A Fund that invests in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts.

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except the Payden Cash Reserves Money Market Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including, for example, the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. As described in the Prospectus, one or more of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

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

Limitations on Use of Futures and Futures Options.

A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Fund's investment adviser in accordance with established procedures ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each such Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.

Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with established procedures that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund. When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund's investment adviser in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities reacted. To the extent that a municipal bond fund enters into such futures contracts, however, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of municipal securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts.

There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements.

Each Fund (except the Payden Cash Reserves Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, total return swaps and credit default and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party

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agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. As a matter of operating policy, the aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total asset at the time of purchase.

Consistent with a Fund's investment objective and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. While the structure of a credit default swap depends on the particular swap agreement, a typical credit default structure is as follows. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Payden Value Leaders and Payden Cash Reserves Money Market Funds) may write
(sell) and purchase put and call swap options.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Fund's investment adviser in accordance with established procedures, to avoid any potential leveraging of the Fund's portfolio. Generally, the notional amount of any long positions in credit default swaps will be covered by the segregation of assets. However, long and short positions in credit default swaps which reference the same credit, pay/receive the same currency and have the same counter party may be netted for purposes of the calculation of asset segregation. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. As a matter of operating policy, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. Also as a matter of operating policy, a Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 30% of its total assets (for the Metzler/Payden Funds, 15% of a Fund's total assets). If a Fund enters into a swap transaction on other than a net basis, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Securities and Exchange Commission.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the ability of the Fund's investment adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain

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restrictions imposed on the Funds by the Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC"). To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Fund's investment adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero.

Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. No Fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Each Fund (except the Payden Cash Reserves Money Market Fund, the Payden Tax Exempt Bond and the Payden California Municipal Income Fund) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Fund's investment adviser in accordance with established procedures in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Fund's investment adviser in accordance with procedures established by the Fund's Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

FOREIGN CURRENCY TRANSACTIONS

As indicated in the Prospectus, certain Funds may enter into foreign currency transactions. A Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). The Fund generally will not enter into a forward currency contract with a term of greater than one year. Although forward currency contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return will be adversely affected as a result. Most forward foreign currency transactions entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's gain or loss position under the forward transaction will be accrued daily and any net loss positions will be covered by the segregation of assets determined to be liquid by the Fund's investment adviser in accordance with established procedures.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion of its assets to the consummation of these contracts. The Fund generally will not enter into such forward currency contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.

At the maturity of a forward currency contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains a portfolio security and engages in an offsetting foreign currency transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting foreign currency transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, certain of the Funds may lend securities with a value of up to 30% of their respective total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily. A Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Fund's investment adviser to be of good standing in accordance with standards approved by the Fund's Board of Trustees and will not be made unless, in the judgment of the Fund's investment adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

TEMPORARY DEFENSIVE MEASURES

Each Fund may establish and maintain reserves when the Fund's investment adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations.

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The Payden U.S. Government Fund may not borrow amounts exceeding 33% of total assets valued at market (including reverse repurchase agreements and delayed delivery transactions). In addition, in the case of the Payden Global Equity Fund, the Fund may borrow money to the full extent permitted under the 1940 Act, including the rules, regulations and interpretations thereunder and any exemptive relief obtained by the Fund. The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. To the extent a Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged. The rights of any lender to the Fund to receive payments of interest or repayments of principal will be senior to those of the investors in the Fund. Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

AVERAGE MATURITY AND DURATION CALCULATIONS

Average Maturity

The portfolio average maturity of a Fund will be computed by weighting the maturity of each security in the Fund's portfolio by the market value of that security. For securities which have put dates, reset dates, or trade based on average life, the put date, reset date or average life will be used instead of the final maturity date for the average maturity calculation. Average life is normally used when trading mortgage backed securities and asset backed securities.

Duration

One common measure of the price volatility of a fixed income security is duration, a weighted average term-to-maturity of the present value of a security's cash flows. As it is a weighted term-to-maturity, duration is generally measured in years and can vary from zero to the time-to-maturity of the security. Duration is a complex formula that utilizes cash flow and the market yield of the security. Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the term to maturity. As the maturity of the bond extends, the duration also extends but at a slower rate. For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years. However, the duration of any security that pays interest only at maturity is the term to maturity. Thus a 30-year zero coupon bond has a duration of 30 years.

Asset-backed and mortgage-backed securities require a more complex duration calculation. These securities are generally collateralized with loans issued to individuals or businesses and often allow the borrower the discretion to repay the loan prior to maturity. Loan prepayments typically occur when interest rates have fallen sufficiently to allow the borrower to refinance the loan at a lower interest rate. Given that the cash flows for these types of securities are not known with certainty, the standard duration calculation is not accurate. An effective duration is calculated instead, using a process in which cash flows are estimated and duration is computed for a variety of interest rate scenarios. The effective duration of the security is the average of these durations weighted by the probability of each interest rate scenario. The effective duration for a bond with known cash flows is the same as its modified duration.

The effective duration of the portfolio can be determined by weighting the effective duration of each bond by its market value. Effective duration is a much better indicator of price volatility than term to maturity. For example, the term to maturity for both a 30-year bond and a 30-year zero coupon security is 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the 30-year zero coupon bond will experience a percentage price change roughly three times greater than that of the 30-year bond.

                      DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees of each of the P&R Trust and the M/P Trust has adopted a policy and related procedures with respect to the disclosure of the portfolio holdings of the Fund. You may obtain a listing of the portfolio holdings of any Fund by sending a written request to the Fund at 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071. With the exception of certain third-party providers to the Funds, portfolio holdings of the Fund are made available to any person, including without limitation individual investors, institutional investors, intermediaries that distribute the Fund's shares and rating and ranking organizations, as of a month-end and are released after the following month-end. As an example, Fund portfolio holdings as of January 31 are first made available to any person on March 1.

Employees of the following third-party service providers, whose job responsibilities require them to have access to a Fund's portfolio holdings on a daily basis, are not subject to the delayed availability policy: the Fund's investment adviser, fund administrator, fund accountant, custodian, transfer agent, independent registered public accounting firm, outside counsel, and the financial printer. Each of these third-party providers requires that their employees maintain the confidentiality of this information and prohibits any trading based on this confidential information.

None of the Funds, their investment advisers, or any other party receives any compensation in connection with the disclosure of information about portfolio holdings of a Fund. Further, there are no ongoing arrangements for any Fund to make available to any person information on the Fund's portfolio holdings outside the disclosure policy just described. Finally, the Fund's Chief Compliance Officer must approve any disclosure of the Fund's portfolio holdings that is outside the terms of this disclosure policy.

There can be no guarantee that a Fund's disclosure policy and related procedures will be effective in preventing the misuse of information about portfolio holdings of the Fund by the persons in possession of this information.

                  MANAGEMENT OF THE P&R TRUST AND THE M/P TRUST

THE P&R TRUST

TRUSTEES AND OFFICERS

The Trustees of the P&R Trust are responsible for the overall management of the Payden Funds and the Payden/Wilshire Longevity Funds, including establishing the Funds' policies, general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the P&R Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers of the P&R Trust, who administer the Payden Funds' and the Payden/Wilshire Longevity Funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees

The current members of the Board of Trustees and their affiliations and principal occupations for the past five years are as set forth below. The Trustees listed as "Independent Trustees" are not "interested persons" of the P&R Trust, as defined in the 1940 Act.

                                                                                          NUMBER OF
                                           YEAR FIRST                                    P&R TRUST
                               POSITION    ELECTED AS                                      SERIES
                                 WITH       A TRUSTEE      PRINCIPAL OCCUPATION(S)       OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE          P&R TRUST  OF P&R TRUST       DURING PAST 5 YEARS           TRUSTEE          HELD BY TRUSTEE
--------------------------    ---------- -------------  -----------------------------    ----------   ----------------------------
Independent Trustees

W.D. Hilton, Jr...........    Trustee         1993      President and CEO, Trust          All (21)    Trustee, The Metzler/Payden
333 South Grand Avenue                                  Services, Inc.; Executive                     Investment Group (registered
Los Angeles, CA 90071                                   Director, NGC Bodily Injury                   investment company)
Age: 61                                                 Trust; and Managing Trustee,
                                                        Fuller-Austin Trust

James Clayburn La Force...    Trustee         1992      Dean Emeritus, The John E.        All (21)    Trustee, The Metzler/Payden
333 South Grand Avenue                                  Anderson School of Management                 Investment Group (registered
Los Angeles, CA 90071                                   at the University of                          investment company); Trustee,
Age: 79                                                 California, Los Angeles                       Advisors Series Trust
                                                                                                      (registered  investment
                                                                                                      companies); Director, Arena
                                                                                                      Pharmaceuticals, Inc.
                                                                                                      (biopharmaceutical company)

Gerald S. Levey, M.D......    Trustee         2000      Vice Chancellor, Medical          All (21)    Trustee, The Metzler/Payden
333 South Grand Avenue                                  Sciences, and Dean, David                     Investment Group (registered
Los Angeles, CA 90071                                   Geffen  School of Medicine, at the            investment company)
Age: 71                                                 University of California,
                                                        Los Angeles

Thomas V. McKernan........    Trustee         1993      Chief Executive Officer,          All (21)    Director, Blue Shield of
333 South Grand Avenue                                  Automobile Club of                            California (health insurance
Los Angeles, CA 90071                                   Southern California                           company); Director, Forest
Age: 63                                                                                               Lawn Memorial Park (mortuary
                                                                                                      and cemetery)

Dennis C. Poulsen.........    Trustee         1992      Chairman of the Board, Rose       All (21)    Director, Rose Hills Company
333 South Grand Avenue                                  Hills Company                                 (mortuary and cemetery);
Los Angeles, CA 90071                                                                                 Director, Ameron International
Age: 65                                                                                               Corp. (manufacturing)


Stender E. Sweeney........    Trustee         1992      Private Investor                  All (21)    Director, Avis Budget Group,
333 South Grand Avenue                                                                                Inc. (car rental company)
Los Angeles, CA 90071
Age: 68


Interested Trustees*

Joan A. Payden............    Chairman,       1992      President, Chief Executive        All (21)
333 South Grand Avenue        CEO and                   Officer and Director,
Los Angeles, CA 90071         Trustee                   Payden & Rygel
Age: 76

Christopher N. Orndorff...    Trustee         1992      Managing Principal and            All (21)
333 South Grand Avenue                                  Director,
Los Angeles, CA 90071                                   Payden & Rygel
Age: 43

Mary Beth Syal............    Trustee         2000      Managing Principal and            All (21)
333 South Grand Avenue                                  Director,
Los Angeles, CA 90071                                   Payden & Rygel
Age: 45


* "Interested persons" of the P&R Trust by virtue of their affiliation with Payden.

Board of Trustee Committees.

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the P&R Trust's independent registered public accounting firm and oversight from the Board perspective of the annual auditing process, including retaining the P&R Trust's independent registered public accounting firm and approval of the annual audit plan. The six Independent Trustees are members of the Committee, and Thomas V. McKernan serves as Chairman of the Committee. The Audit Committee met five times during the fiscal year ended October 31, 2007.

The Pricing Committee is responsible for general oversight of the P&R Trust's pricing policies and procedures for securities in which the Funds invest as applied on a day-to-day basis by the P&R Trust's management and the Funds' investment adviser. It is also responsible for recommending changes in these policies and procedures for adoption by the Board of Trustees. W. D. Hilton, Christopher N. Orndorff and Mary Beth Syal are the members of the Committee, and W.D. Hilton is Chairman of the Committee. The Pricing Committee met four times during the fiscal year ended October 31, 2007.

The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the P&R Trust. Thomas V. McKernan, James Clayburn La Force and W.D. Hilton, all Independent Trustees, are the members of the Committee, and Thomas V. McKernan is Chairman of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2007. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Payden & Rygel Investment Group,
Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

Trustee Compensation.

Each Independent Trustee currently receives an annual retainer of $40,000, plus $3,000 for each regular Board of Trustees meeting and/or committee meeting attended, $2,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $2,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the P&R Trust for the fiscal year ended October 31, 2007, to the Trustees who are not affiliated with Payden and the aggregate compensation paid to such Trustees for services on the P&R Trust's Board. The P&R Trust does not maintain a retirement plan for its Trustees.

                                                                                 PENSION OR
                                                                                 RETIREMENT                         TOTAL
                                                                                  BENEFITS     ESTIMATED        COMPENSATION
                                                                   AGGREGATE     ACCRUED AS      ANNUAL        FROM P&R TRUST
                                                                 COMPENSATION   PART OF P&R     BENEFITS       AND P&R TRUST
                                                                   FROM P&R         TRUST          UPON            COMPLEX
NAME                                                                TRUST         EXPENSES     RETIREMENT      PAID TO TRUSTEE
-----------------------------------------------------------      ------------   ------------   ----------     ----------------
Dennis C. Poulsen..........................................       $   67,000        None            N/A          $   67,000
James Clayburn La Force....................................       $   67,000        None            N/A          $   67,000
Gerald S. Levey, M.D.......................................       $   67,000        None            N/A          $   67,000
Stender E. Sweeney.........................................       $   67,000        None            N/A          $   67,000
W.D. Hilton................................................       $   69,000        None            N/A          $   69,000
Thomas V. McKernan.........................................       $   67,000        None            N/A          $   67,000

P&R Trust Fund Shares Owned by Trustees as of December 31, 2007.

                                                                                                    AGGREGATE DOLLAR RANGE
                                                                          DOLLAR RANGE OF FUND        OF SHARES OWNED IN
NAME                                                                          SHARES OWNED*          ALL P&R TRUST FUNDS*
------------------------------------------------------------------        --------------------      -----------------------
Independent Trustees

W. D. Hilton, Jr..................................................                                      Over $100,000
     Payden Cash Reserves Money Market Fund.......................           Over $100,000
     Payden GNMA Fund.............................................           Over $100,000
     Payden High Income Fund......................................            $1 - $10,000
     Payden Market Return Fund....................................           Over $100,000
     Payden U.S. Growth Leaders Fund..............................           Over $100,000
     Payden Core Bond Fund........................................         $50,001 - $100,000
     Payden Limited Maturity Fund.................................           Over $100,000
     Payden Value Leaders Bond Fund...............................           Over $100,000
     Payden Emerging Markets Bond Fund..............................      $50,001 - $100,000

James Clayburn La Force...........................................                                      Over $100,000
     Payden California Municipal Income Fund......................           Over $100,000
     Payden Cash Reserves Money Market Fund.......................           Over $100,000
     Payden Emerging Markets Bond Fund............................         $10,001 - $50,000

Gerald S. Levey, M.D..............................................                None                      None

Thomas V. McKernan................................................                                   $50,001 - $100,000
     Payden Value Leaders Fund....................................         $10,001 - $50,000
     Payden Market Return Fund....................................         $10,001 - $50,000
     Payden High Income Fund......................................         $50,001 - $100,000

Dennis C. Poulsen.................................................                                    $10,001 - $50,000
     Payden Emerging Markets Bond Fund............................         $10,001 - $50,000
     Payden Market Return Fund....................................           $1 - $10,000
     Payden U.S. Growth Leaders Fund..............................           $1 - $10,000

Stender E. Sweeney................................................                                      Over $100,000
     Payden High Income Fund......................................         $50,001 - $100,000
     Payden GNMA Fund.............................................           Over $100,000
     Payden Global Short Bond Fund................................         $50,001 - $100,000
     Payden Limited Maturity Fund.................................            $1 - $10,000
     Payden Emerging Markets Bond Fund............................         $10,001 - $50,000
     Payden Cash Reserves Money Market Fund.......................           Over $100,000

Interested Trustees

Christopher N. Orndorff...........................................                                      Over $100,000
     Payden U.S. Growth Leaders Fund..............................           Over $100,000
     Payden Global Fixed Income Fund..............................           Over $100,000
     Payden Market Return Fund....................................           Over $100,000

Joan A. Payden....................................................                                      Over $100,000
     Payden California Municipal Income Fund......................           Over $100,000
     Payden Limited Maturity Fund.................................           Over $100,000
     Payden Tax Exempt Bond Fund..................................           Over $100,000
     Payden U.S. Growth Leaders Fund..............................           Over $100,000
     Payden Cash Reserves Money Market Fund.......................           Over $100,000
     Payden High Income Fund......................................           Over $100,000
     Payden Emerging Markets Bond Fund............................           Over $100,000
     Payden/Wilshire Longevity Fund 2010+.........................           Over $100,000
     Payden/Wilshire Longevity Fund 2020+.........................           Over $100,000
     Payden/Wilshire Longevity Fund 2030+.........................           Over $100,000
     Payden/Wilshire Longevity Fund 2040+.........................           Over $100,000

Mary Beth Syal....................................................                None                      None

----------
(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and over $100,000.

Officers

The current officers of the P&R Trust who perform policy-making functions and their affiliations and principal occupations for the past five years are as set forth below.

                                                                                    YEAR FIRST
                                                                                    ELECTED AS
                                                              POSITION              AN OFFICER
                                                                 WITH                 OF P&R         PRINCIAPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                                          P&R TRUST               TRUST          DURING PAST 5 YEARS
--------------------------------------------------------    ------------------      ----------   ----------------------------------
Joan A. Payden..........................................    Chairman,                  1992      President, Chief Executive
333 South Grand Avenue                                      CEO and                              Officer and Director,
Los Angeles, CA 90071                                       Trustee                              Payden & Rygel
Age: 76

Brian W. Matthews.......................................    Vice President             2003      Managing Principal,
333 South Grand Avenue                                      and Chief                            CFO and Director,
Los Angeles, CA 90071                                       Financial                            Payden & Rygel
Age: 47                                                     Officer

Yot Chattrabhuti........................................    Vice President             1997      Principal, Mutual Fund
333 South Grand Avenue                                                                           Operations, Payden & Rygel
Los Angeles, CA 90071
Age: 52

Bradley F. Hersh........................................    Vice President             1998      Vice President and Treasurer,
333 South Grand Avenue                                      and Treasurer                        Payden & Rygel
Los Angeles, CA 90071
Age: 39

David L. Wagner.........................................    Vice President             1996      Senior Vice President,
333 South Grand Avenue                                      and Chief                            Risk Management, Payden & Rygel
Los Angeles, CA 90071                                       Compliance Officer
Age: 57

Edward S. Garlock.......................................    Secretary                  1997      Managing Principal, General
333 South Grand Avenue                                                                           Counsel, Chief Compliance Officer
Los Angeles, CA 90071                                                                            and Director, Payden & Rygel
Age: 57

Codes of Ethics

Each of the P&R Trust, Payden, Wilshire and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds of the P&R Trust.

Proxy Voting Policies and Procedures

Effective June 9, 2003, the Board of Trustees adopted the P&R Trust's "Proxy Voting Policy and Procedures," pursuant to which it delegated the responsibility for voting proxies relating to portfolio securities held by the Payden Funds and the Payden/Wilshire Longevity Funds to Payden as part of Payden's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, Payden shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, Payden shall provide to the Board a record of each proxy voted with respect to portfolio securities of each of the Funds during the year. The delegation by the Board to Payden of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Information regarding how the P&R Trust voted proxies relating to portfolio securities of each of the Funds during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-572-9336, and on the SEC's website at www.sec.gov.

Whenever a Longevity Fund is requested to vote on any matter submitted to shareholders of an Underlying fund, the Longevity Fund will either seek instruction from its shareholders to consider such matters and vote in accordance with such instructions (shares for which the Longevity Fund receives no voting instructions will be voted in the same proporation as the votes received from the other Longevity Fund shareholders) or cast its votes, as a shareholder of the Underlying Fund, in proportion to the votes received by the Underlying Fund from all other shareholders of the Underlying Fund.

Payden's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the P&R Trust by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the P&R Trust and that does not subordinate the P&R Trust's interests to its own. With respect to several common issues that are presented, Payden's policy provides that, absent special client circumstances or specific client policies or instructions, Payden will vote as follows on the issues listed below:

- Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

-     Vote for programs that permit an issuer to repurchase its own stock.

- Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

- Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).

- Vote for management proposals on the retention of its independent registered public accounting firm.

- Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, Payden's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, Payden's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by Payden's general proxy voting policies, Payden's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, Payden may purchase for a Fund's portfolio securities that have been issued by another of its investment advisory clients (other than an Underlying Fund). In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of Payden. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, Payden will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of Payden as follows. If one of Payden's general proxy voting policies described above applies to the proxy issue in question, Payden will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of Payden. However, if the general proxy voting policy does not further the interests of the Fund, Payden will then seek specific instructions from the Fund.

THE M/P TRUST

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Metzler/Payden Funds, including establishing the Metzler/Payden Funds' policies, general supervision and review of their investment activities. Delaware law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the M/P Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The M/P Trust officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees.

The current members of the Board of Trustees and their affiliations and principal occupations for the past five years are as set forth below. The Trustees listed as "Independent Trustees" are not "interested persons" of the M/P Trust, as defined in the 1940 Act.

                                                                                        NUMBER OF
                            POSITION   YEAR FIRST                                      M/P TRUST
                              WITH      ELECTED AS                                      SERIES
                              M/P       A TRUSTEE        PRINCIPAL OCCUPATION(S)       OVERSEEN BY     OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE      TRUST    OF M/P TRUST        DURING PAST 5 YEARS           TRUSTEE         HELD BY TRUSTEE
--------------------------   ------   ------------ --------------------------------- ------------- ---------------------------
Independent Trustees

W.D. Hilton, Jr..........   Trustee        2002    President and CEO, Trust          All (3)       Trustee, The Payden & Rygel
333 South Grand Avenue                             Services, Inc.; Executive                       Investment Group (registered
Los Angeles, CA 90071                              Director, NGC Bodily Injury                     investment company)
Age: 61                                            Trust, and Managing Trustee,
                                                   Fuller - Austin Trust

James Clayburn LaForce...   Trustee        2002    Dean Emeritus, The John E.        All (3)       Trustee, The Payden & Rygel
333 South Grand Avenue                             Anderson School of Management at                Investment Group (registered
Los Angeles, CA 90071                              the University of California,                   investment company); Trustee,
Age: 79                                            Los Angeles                                     Advisors Series Trust (registered
                                                                                                   investment companies); Director,
                                                                                                   Arena Pharmaceuticals, Inc.
                                                                                                   (biopharmaceutical company)

Gerald S. Levey, M.D.....   Trustee        2002    Vice Chancellor, Medical          All (3)       Trustee, The Payden & Rygel
333 South Grand Avenue                             Sciences, and Dean, David Geffen                Investment Group (registered
Los Angeles, CA 90071                              School of Medicine, at the                      investment company)
Age: 71                                            University of California, Los
                                                   Angeles

Interested Trustees*

Scott J. Weiner..........   Trustee        2002    Managing Principal and Director,  All (3)       None
333 South Grand Avenue                             Payden & Rygel
Los Angeles, CA 90071
Age: 48

Norbert F.J. Enste.......   Trustee        2002    Vice Chairman and Director,       All (3)       None
333 South Grand Avenue                             Metzler-Payden, LLC; Principal
Los Angeles, CA 90071                              and Director, B. Metzler seel.
Age: 56                                            Sohn & Co. Holdings KGaA;
                                                   Chairman, Supervisory Board,
                                                   Metzler Investment GmbH

----------
* "Interested persons" of the M/P Trust, as defined in the 1940 Act, by virtue of their affiliation with Metzler/Payden.

Board of Trustee Committees.

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the M/P Trust's independent auditing firm and oversight from the Board perspective of the annual auditing process, including retaining the M/P Trust's independent registered public accounting firm and approval of the annual audit plan. The three Independent Trustees are members of this Committee, and James Clayburn La Force serves as Chairman of the Committee. The Audit Committee met five times during the fiscal year ended October 31, 2007.

The Pricing Committee is responsible for general oversight of the M/P Trust's Pricing Policy as applied on a day-to-day basis by the M/P Trust's management and Metzler/Payden. It is also responsible for recommending changes in the Policy for adoption by the Board of Trustees. W. D. Hilton and Scott J. Weiner are the members of the Committee, and W.D. Hilton is Chairman of the Committee. The Pricing Committee met four times during the fiscal year ended October 31, 2007.

The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the M/P Trust. W. D. Hilton, Jr., James Clayburn La Force and Gerald S. Levey, M.D., all Independent Trustees, are the members of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2007. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Metzler/Payden Investment Group, Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071.

Trustee Compensation.

Each Independent Trustee currently receives an annual retainer of $12,500, plus $1,250 for each regular Board of Trustees meeting and/or committee meeting attended, $1,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $1,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the M/P Trust for the fiscal year ended October 31, 2007, to the Independent Trustees and the aggregate compensation paid to such Trustees for services on the M/P Trust's Board. The M/P Trust does not maintain a retirement plan for its Trustees.

                                                                               PENSION OR
                                                                               RETIREMENT
                                                                                BENEFITS       ESTIMATED           TOTAL
                                                                AGGREGATE      ACCRUED AS       ANNUAL         COMPENSATION
                                                              COMPENSATION    PART OF M/P      BENEFITS      FROM M/P TRUST
                                                               FROM M/P          TRUST           UPON            COMPLEX
NAME                                                             TRUST          EXPENSES      RETIREMENT      PAID TO TRUSTEE
-----------------------------------------------------------   ------------    ------------    ----------     ----------------
James Clayburn La Force....................................    $   25,250         None           N/A            $   25,250
Gerald S. Levey, M.D.......................................    $   25,250         None           N/A            $   25,250
W.D. Hilton................................................    $   27,250         None           N/A            $   27,250

Fund Shares Owned by Trustees as of December 31, 2007.

                                                                               DOLLAR RANGE OF           AGGREGATE DOLLAR RANGE OF
NAME                                                                         FUND SHARES OWNED*         SHARES OWNED IN ALL FUNDS*
----------------------------------------------------------------------       ------------------         ---------------------------
Independent Trustees

W.D. Hilton, Jr........................................................                                      Over $100,000
     Metzler/Payden European Emerging Markets Fund.....................        Over $100,000
     Metzler/Payden European Leaders Fund..............................        Over $100,000
     Metzler/Payden International Real Estate Fund                             Over $100,000

James Clayburn LaForce.................................................                                    $50,001 - $100,000
     Metzler/Payden European Emerging Markets Fund                           $50,001 - $100,000

Gerald P. Levey, M.D...................................................             None                          None

Interested Trustees

Scott J. Weiner                                                                                              Over $100,000
     Metzler/Payden European Leaders Fund..............................        Over $100,000
     Metzler/Payden International Real Estate Fund                           $50,001 - $100,000

Norbert F.J. Enste.....................................................             None                          None

----------
* Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.

Officers

The current officers of the M/P Trust who perform policy-making functions and their affiliations and principal occupations for the past five years are as set forth below.

                                                               YEAR FIRST
                                              POSITION         ELECTED AS
                                                WITH           AN OFFICER           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                         M/P TRUST       OF M/P TRUST            DURING PAST 5 YEARS
--------------------------------------  -------------------   ------------  -----------------------------
Scott J. Weiner.......................  Chairman,                 2002      Managing Principal,
333 South Grand Avenue                  President and                       Payden and Rygel;
Los Angeles, CA 90071                   Trustee
Age: 48

Frank Peter Martin....................  Executive                 2002      Executive Vice President,
333 South Grand Avenue                  Vice President                      Metzler/Payden, LLC
Los Angeles, CA 90071                                                       Managing Director,
Age: 46                                                                     Metzler Investment GmbH

Brian W. Matthews.....................  Chief Financial           2003      Managing Principal and CFO,
333 South Grand Avenue                  Officer                             Payden & Rygel
Los Angeles, CA 90071
Age: 47

Yot Chattrabhuti......................  Vice President            2002      Principal, Mutual Fund Operations,
333 South Grand Avenue                                                      Payden & Rygel
Los Angeles, CA 90071
Age: 52

Bradley F. Hersh......................  Vice President            2002      Vice President and Treasurer,
333 South Grand Avenue                  and Treasurer                       Payden & Rygel
Los Angeles, CA 90071
Age: 39

David L. Wagner.......................  Vice President            2002      Senior Vice President
333 South Grand Avenue                  and Chief                           Risk Management, Payden & Rygel
Los Angeles, CA 90071                   Compliance officer
Age: 57

Edward S. Garlock.....................  Secretary                 2002      Managing Principal, General
333 South Grand Avenue                                                      Counsel, Chief Compliance Officer
Los Angeles, CA 90071                                                       and Director, Payden & Rygel
Age: 57

Code of Ethics

Each of the M/P Trust, Metzler/Payden and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds of the M/P Trust.

Proxy Voting Policy and Procedures

Effective June 9, 2003, the Board of Trustees adopted the M/P Trust's "Proxy Voting Policy and Procedures," pursuant to which it delegated the responsibility for voting proxies relating to portfolio securities held by the various Metzler/Payden Funds to Metzler/Payden as part of Metzler/Payden's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, Metzler/Payden shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, Metzler/Payden shall provide to the Board a record of each proxy voted with respect to portfolio securities of each of the Funds during the year. The delegation by the Board to Metzler/Payden of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Information regarding how the M/P Trust voted proxies relating to portfolio securities of each of the Funds during the most 12-month period ended June 30 are available without charge, upon request, by calling 1-800-572-9336, and on the U.S. Securities and Exchange Commission's website at www.sec.gov

Metzler/Payden's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the M/P Trust by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the M/P Trust and that does not subordinate the M/P Trust's interests to its own. With respect to several common issues that are presented, Metzler/Payden's policy provides that, absent special client circumstances or specific client policies or instructions, Metzler/Payden will vote as follows on the issues listed below:

- Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

-     Vote for programs that permit an issuer to repurchase its own stock.

- Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

- Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).

- Vote for management proposals on the retention of its independent registered public accounting firm.

- Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, Metzler/Payden's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, Metzler/Payden's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by Metzler/Payden's general proxy voting policies, Metzler/Payden's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, Metzler/Payden may purchase for a Fund's portfolio securities that have been issued by another of its investment advisory clients. In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of Metzler/Payden. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, Metzler/Payden will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of Metzler/Payden as follows. If one of Metzler/Payden's general proxy voting policies described above applies to the proxy issue in question, Metzler/Payden will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of Metzler/Payden. However, if the general proxy voting policy does not further the interests of the Fund, Metzler/Payden will then seek specific instructions from the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

THE P&R TRUST

Control Persons

As of January 31, 2008, the following persons held of record 25% or more of the outstanding shares of the P&R Trust's Funds. The P&R Trust has no other information regarding the beneficial ownership of such shares:

Payden High Income Fund: National Financial Services, as Nominee, New York, New York, 36.41%.

Payden U.S. Government Fund: City of Jacksonville, Jacksonville, FL, 33.26%; Valley Medical Center, Renton, WA, 29.76%.

Payden Opportunity Bond Fund: Walt Disney Company Long-Term Disability Plan, Burbank,, CA, 30.46%.

Payden Emerging Markets Bond Fund, Charles Schwab & Co., as Nominee, San Francisco, CA, 35.45%.

Payden Cash Reserves Money Market Fund: Union Bank of California, as Nominee, San Diego, CA, 25.55%.

Payden Market Return Fund: Good Samaritan Hospital Pension Plan, Los Angeles, CA, 34.96%.

Payden/Wilshire Longevity Fund 2010+: J. Payden Trust, Los Angeles, CA, 46.81%.

Payden/Wilshire Longevity Fund 2020+: J. Payden Trust, Los Angeles, CA, 43.03%.

Payden/Wilshire Longevity Fund 2030+: Payden & Rygel 401(k) Plan, Los Angeles, CA, 36.84%; J. Payden Trust, Los Angeles, CA, 27.25%.

Payden/Wilshire Longevity Fund 2040+: Naoma Tate Marital Trust, Salt Lake City, UT, 46.25%; J. Payden Trust, Los Angeles, CA, 35.21%.

If any of the above Funds held an annual or special meeting of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of these controlling shareholders' substantial voting power.

Principal Holders of Securities

As of January 31, 2008, the following persons held of record 5% or more of the outstanding shares of the P&R Trust's Funds. The P&R Trust has no other information regarding the beneficial ownership of such shares.

Payden Cash Reserves Money Market Fund: Union Bank of California, as Nominee, San Diego, CA, 25.55%; MAC & Co., as Nominee, Pittsburgh, PA, 8.48%; Google Foundation, Mountain View, CA, 6.72%; Bank of America, N.A., as Nominee, Dallas, TX, 6.25%; Payden Short Bond Fund, Los Angeles, CA, 5.25%.

Payden Core Bond Fund: Jicarilla Apache Nation, Dulce, NM, 30.92%; L&F Indemnity Limited, Pembroke, Bermuda, 15.32%; Bert Bell/Pete Rozelle NFL Player Retirement Fund, Pittsburgh, PA, 7.48%.

Payden Global Fixed Income Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 24.77%; Texas Association of School Boards, Austin, TX, 20.05%; National Financial Services, as Nominee, New York, NY, 18.63%; Ameritrade, Inc., as Nominee, Omaha, NE, 12.59%; Sheldon Co., as Nominee, Cleveland, OH, 5.35%.

Payden Short Bond Fund: National Financial Services Corp, New York, NY, 16.27%; North Dakota University, Bismarck, ND, 10.52%; Charles Schwab & Co., San Francisco, CA, 7.53%; National IAM Benefit Trust Fund, Washington, D.C., 7.14%; Harrisvill Enterprises, Pittsburgh, PA, 5.97%; City of Jacksonville, Jacksonville, FL, 5.08%.

Payden Opportunity Bond Fund: Walt Disney Company Long-Term Disability Plan, Burbank,, CA, 30.46%; Dan Murphy Foundation, Los Angeles, CA, 22.09%; Amateur Athletic Foundation, Los Angeles, CA 12.01%; National Financial Services, as Nominee, New York, NY, 11.86%; House Ear Institute, Los Angeles, CA, 6.38%; Boston & Co., as Nominee, Pittsburgh, PA, 5.01%.

Payden High Income Fund: National Financial Services, as Nominee, New York, NY, 36.41%; Jicarilla Apache Nation, Dulce, NM, 14.12%; Charles Schwab & Co., San Francisco, CA, as Nominee, 5.02%.

Payden Limited Maturity Fund: City of Jacksonville, Jacksonville, FL, 23.05%; FTC & Co., as Nominee, Denver, CO, 12.70%; National Financial Services Corp., as Nominee, New York, NY, 11.67%; Pipe Trades Health and Welfare Plan, San Diego, CA, 10.94%; Childrens Hospital of Central California, Madera, CA, 10.70%; Good Samaritan Hospital, Los Angeles, CA, 6.23%.

Payden Global Short Bond Fund: Ameritrade, Inc. as Nominee, Omaha, NE, 20,80%; National Financial Services, as Nominee, New York, NY, 20.52%; Charles Schwab & Co., San Francisco, CA, as Nominee, 10.79%; Owensboro Medical Health System, Westerville, OH, 7.15%; Kaiser Hospitals, Oakland, CA, 6.66%.

Payden Market Return Fund: Good Samaritan Hospital Pension Plan, Los Angeles, CA, 34.96%; Haynes Foundation, San Diego, CA, 14.95%; Lon V. Smith Foundation, Beverly Hills, CA, 6.20%; Payden & Rygel 401(k) Plan, Los Angeles, CA, 5.49%.

Payden U.S. Government Fund: City of Jacksonville, Jacksonville, FL, 33.26%; Valley Medical Center, Renton, WA, 29.76%; Evergreen Healthcare, Kirkland, WA, 6.90%.

Payden GNMA Fund: North Dakota University, Bismarck, ND, 22.21%; National Financial Services, as Nominee, New York, NY, 16.37%; ELW Building Company LLC, Beverly Hills, CA, 8.59%; Charles W. Schwab & Co., as Nominee, San Francisco, CA, 7.92%; Ameritrade Inc., as Nominee, Omaha, NE, 5.52%.

Payden California Municipal Income Fund: Walker Marital Trust, La Canada Flintridge, CA, 14.34%; Wertheimer Family Trust, Santa Monica, CA, 11.33%; Charles W. Schwab & Co., as Nominee, San Francisco, CA, 8.07%; Walker Family Trust, La Canada Flintridge, CA, 7.26%; J. Payden Trust, Los Angeles, CA, 7.00%.

Payden Emerging Markets Bond Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 35.45%; Jicarilla Apache Nation, Dulce, NM, 17.78%.

Payden Tax Exempt Bond Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 21.37%; J. Payden Trust, Los Angeles, CA, 19.24%; Naoma Tate Marital Trust, Salt Lake City, UT, 18.90%; Mary Louise Oates & Robert Shrum, Vienna, VA, 16.77%; B. Kipling & Mary Hagopian Trust, Los Angeles, CA, 5.73%.

Payden Value Leaders Fund: Walker Family Trust, La Canada Flintridge, CA, 7.49%; Lon v. Smith Foundation, Beverly Hills, CA, 5.20%.

Payden U.S. Growth Leaders Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 21.44%; Texas Association of School Boards, Austin, TX, 11.44%; %; J. Payden Trust, Los Angeles, CA, 9.86%; National Financial Services, as Nominee, New York, NY, 6.53%%.

Payden/Wilshire Longevity Fund 2010+: J. Payden Trust, Los Angeles, CA, 46.81%; B Haas, Santa Monica, CA, 18.56%; W. Mirisch, Universal City, CA, 10.83%; M. Landon, Agoura, CA, 8.66%; Payden & Rygel 401(k) Plan, Los Angeles, CA, 5.99%.

Payden/Wilshire Longevity Fund 2020+: J. Payden Trust, Los Angeles, CA, 43.03%; Walker Family Trust 2000, La Canada Flintridge, CA, 13.29%; I. Weingarten, Rancho Mirage, CA, 6.59%; Walker Family Trust, La Canada Flintridge, CA, 6.59%;
L. Hilton, Los Angeles, CA, 6.25%; E. A. Freeman Revocable Trust, Kilauea, HI, 5.91%; Brightman Profit Sharing Plan, Los Angeles, CA, 5.11%.

Payden/Wilshire Longevity Fund 2030+: Payden & Rygel 401(k) Plan, Los Angeles, CA, 36.84%; J. Payden Trust, Los Angeles, CA, 27.25%; M. Oates, Vienna, VA, 10.77%.

Payden/Wilshire Longevity Fund 2040+: Naoma Tate Marital Trust, Salt Lake City, UT, 46.25%; J. Payden Trust, Los Angeles, CA, 35.21%; Payden & Rygel 401(k) Plan, Los Angeles, CA, 18.31%.

Management Ownership

As of January 31, 2008, the Trustees and officers of the P&R Trust, collectively, owned less than 1% of the outstanding shares of each of the P&R Trust Funds, except for the Payden Value Leaders Fund, 1.15%; Payden California Municipal Income Fund, 7.66%; Payden Emerging Markets Bond Fund, 2.73%; Payden Tax Exempt Bond Fund, 19.24%; Payden Cash Reserves Money Market Fund, 2.90%; Payden U.S. Growth Leaders Fund, 11.19%; Payden High Income Fund, 2.00%; Payden Limited Maturity Fund, 1.47%; Payden Market Return Fund, 1.28%; Payden/Wilshire Longevity Fund 2010+, 46.81%; Payden/Wilshire Longevity Fund 2020+, 43.03%; Payden/Wilshire Longevity Fund 2030+, 27.25%; and Payden/Wilshire Longevity Fund 2040+, 35.21%.

THE M/P TRUST

Control Persons

As of January 31, 2008, the following persons held of record 25% or more of the outstanding shares of the M/P Trust's Funds. The M/P Trust has no other information regarding the beneficial ownership of such shares.

Metzler/Payden European Emerging Markets Fund: Charles Schwab & Co., as Nominee, San Francisco, CA, 55.11%.

If any of the above Funds held an annual or special meeting of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of these controlling shareholders' substantial voting power.

Principal Holders of Securities

As of January 31, 2008, the following persons held of record 5% or more of the outstanding shares of the M/P Trust's Funds. The M/P Trust has no other information regarding the beneficial ownership of such shares.

Metzler/Payden European Emerging Markets Fund: Charles Schwab & Co., as Nominee, San Francisco, CA, 55.11%.

Metzler/Payden European Leaders Fund: J. Payden Living Trust, Los Angeles, CA 16.65%; Charles Schwab & Co., as Nominee, San Francisco, CA, 15.28%; Metzler North America Corp., Seattle, WA 14.33%.

Metzler/Payden International Real Estate Fund: J. Payden Living Trust, Los Angeles, CA 24.09%; W. D. Hilton, Jr., Greenville, TX, 13.75%; Beechcrest Investments LLC, Stamford CT, 12.04%; Orndorff Family Trust, Pasadena, CA 8.03%; Payden & Rygel 401(k) Plan, Los Angeles, CA, 5.42%; Amateur Athletic Foundation, Los Angeles, CA, 5.04%.

Management Ownership

As of January 31, 2008, the Trustees and officers of the M/P Trust, collectively owned 2.07% of the outstanding shares of the Metzler/Payden European Leaders Funds, 13.75% of the outstanding shares of the Metzler/Payden International Real Estate Fund and less than 1% of the outstanding shares of the Metzler/Payden European Emerging Markets Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS

THE P&R TRUST

Adviser - Payden Funds and Payden/Wilshire Longevity Funds

Payden & Rygel was founded in 1983 as an independent investment counseling firm specializing in the management of short term fixed income securities. Today, the firm provides a broad array of investment management services involving both fixed income and equity securities and other investment techniques. Payden & Rygel is owned by its President and CEO, Joan Payden, who is the majority shareholder, eight Managing Principals and five Principals, all of whom are active in the firm's operations. As of January 31, 2008, its staff consisted of 157 employees, 51 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 262 client relationships, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of approximately $57 billion, with approximately $5 billion invested globally.

Payden provides investment management services to the Funds pursuant to an Investment Management Agreement with the P&R Trust dated as of June 24, 1992, as amended from time to time (the "Payden Agreement"). The Payden Agreement provides that Payden will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of Payden; (iii) the fees and expenses of the Trust's custodian, transfer agent, fund accounting agent and administrator; (iv) the charges and expenses of legal counsel and independent accountants for the P&R Trust and legal counsel to the independent Trustees; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the P&R Trust may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the P&R Trust as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the P&R Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the P&R Trust's business, and (xii) any expenses assumed by the P&R Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Payden Agreement provides that Payden receives a monthly fee from each Fund at the following annual rates:

FUND                                        FEE
---------------------------------------     ------------------------------------------------------------
Payden Cash Reserves Money Market Fund      0.15% of average daily net assets

Payden Limited Maturity Fund                0.28% for the first $1 billion of average daily net assets
Payden Short Bond Fund                      0.25% of average daily net assets above $1 billion
Payden U.S. Government Fund
Payden Core Bond Fund
Payden Opportunity Bond Fund
Payden Market Return Fund

Payden GNMA Fund                            0.27% of average daily net assets

Payden High Income Fund                     0.35% of average daily net assets

Payden Tax Exempt Bond Fund                 0.32% for the first $500 million of average daily net assets
                                            0.28% of average daily net assets for the next $500 million
                                            0.25% of average daily net assets above $1 billion

Payden California Municipal Income Fund     0.32% for the first $1 billion of average daily net assets
                                            0.25% of average daily net assets above $1 billion

Payden Value Leaders Fund                   0.50% for the first $2 billion of average daily net assets
                                            0.30% of average daily net assets above $2 billion

Payden U.S. Growth Leaders Fund             0.60% for the first $1 billion of average daily net assets
                                            0.50% of average daily net assets above $1 billion

Payden Global Short Bond Fund               0.30% of the first $2 billion of average daily net assets
Payden Global Fixed Income Fund             0.25% of average daily net assets above $2 billion

Payden Emerging Markets Bond Fund           0.45% of average daily net assets

Payden Global Equity Fund

Payden/Wilshire Longevity Fund 2010+        0.10% for passive fixed income strategies
Payden/Wilshire Longevity Fund 2020+        0.30% for active fixed income strategies
Payden/Wilshire Longevity Fund 2030+        0.60% for active U.S. equity strategies
Payden/Wilshire Longevity Fund 2040+        0.75% for active non-U.S. equity strategies
                                            1.00% for alternative (e.g., real estate, commodities,
                                            long/short equity) strategies

Gross fees earned by Payden, Fund expenses subsidized by Payden and the net advisory fee or net expense subsidy for the past three fiscal years ended October 31 for all P&R Trust Funds except the Payden Global Equity Fund are shown below. The Payden Global Equity Fund had not commenced operations by October 31, 2007.

                                                                             FISCAL YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------
                                                      2005 (000S)                     2006 (000S)              2007 (000S)
                                             ----------------------------------- -------------------- ------------------------------
                                                                 NET                          NET                          NET
                                                FEE   SUBSIDY FEE/SUBSIDY   FEE   SUBSIDY FEE/SUBSIDY  FEE    SUBSIDY    FEE/SUBSIDY
                                             -------  ------- ----------- ------  ------- ----------- ------  -------    -----------
Payden Cash Reserves Money Market Fund....   $   542 $  (423)  $   119    $  765  $ (743)  $    22    $  866  $   (902)   $   (36)
Payden Limited Maturity Fund..............       880    (183)      697       613    (246)      367       434      (215)       219
Payden Short Bond Fund....................     1,030     (19)    1,011       875    (157)      718       901      (170)       731
Payden U.S. Government Fund...............       144     (63)       81       124     (76)       48       147       (95)        52
Payden GNMA Fund..........................       305      --       305       308     (50)      258       417       (67)       350
Payden Core Bond Fund.....................     1,756      --     1,756     2,044    (181)    1,863     2,258      (357)     1,901
Payden Opportunity Bond Fund..............       385      --       385       334      --       334       229       (24)       205
Payden High Income Fund...................     1,452      --     1,452       871      (6)      865       951        --        951
Payden Tax Exempt Bond Fund...............        67     (63)        4        58     (75)      (17)       45       (76)       (31)
Payden California Municipal Income Fund...        98     (46)       52       109     (59)       50       140       (69)        71
Payden Market Return Fund.................       273     (91)      182       254     (42)      212       411       (17)       394
Payden Market Return Fund.................       273     (91)      182       178    (114)       64       174      (114)        60
Payden U.S. Growth Leaders Fund...........       132     (16)      116       369      --       369       546       (18)       528
Payden Global Short Bond Fund.............       530      --       530       626     (36)      590       418       (57)       361
Payden Global Fixed Income Fund...........       565      --       565       542     (11)      531       372        (9)       363
Payden Emerging Markets Bond Fund.........       254      --       254       478     (14)      464       597        (7)       590
Payden/Wilshire Longevity Fund 2010+              --      --        --        --      --        --       208   (75,860)   (74,860)
Payden/Wilshire Longevity Fund 2020+              --      --        --        --      --        --       141   (75,073)   (74,932)
Payden/Wilshire Longevity Fund 2030+              --      --        --        --      --        --       105   (77,952)   (77,847)
Payden/Wilshire Longevity Fund 2040+              --      --        --        --      --        --        --   (76,466)   (76,466)

The Funds are responsible for their own operating expenses. Payden has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit each Fund's aggregate Total Annual Fund Operating Expenses or Net Annual Fund Operating Expenses (in each case, excluding interest and tax expenses), as applicable, to the limit set forth in the Fees and Expenses Table (each an "expense limitation") of the Prospectus. Any such reductions made by Payden in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the respective Fund to Payden, if so requested by Payden, in subsequent fiscal years if the aggregate amount actually paid by such Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable expense limitation on Fund expenses. Payden is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

In the event the operating expenses of a Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's applicable expense limitation, Payden shall reduce its advisory fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Payden shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, Payden shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Payden Agreement provides that Payden will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Payden Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of Payden's duties or from reckless disregard by Payden of its duties and obligations thereunder. Unless earlier terminated as described below, the Payden Agreement will continue in effect with respect to each Payden Fund and Longevity Fund for two years after the Fund's inclusion in the P&R Trust's Master Trust Agreement (on or around its commencement of operations) and then continue for each such Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each such Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Payden Agreement by vote cast in person at a meeting called for such purpose. The Payden Agreement terminates upon assignment and may be terminated with respect to a Payden Fund or Longevity Fund Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Sub-Adviser - Payden/Wilshire Longevity Funds

Since its founding in 1972, Wilshire Associates has evolved from an investment technology firm into a global advisory company that offers customized, institutionally based solutions to meet the investment needs of its clients. Wilshire Associates is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets. Today, Wilshire serves in excess of 600 organizations in more than 20 countries representing assets exceeding US $12.5 trillion.

Wilshire is 100% owned by key active employees including, Dennis A. Tito, who beneficially owns a majority of the outstanding shares of the company. As of December 31, 2007, the Wilshire Funds Management business unit managed approximately $46 billion in assets.

Wilshire provides investment management services to the Funds as the sub-adviser to the four Longevity Funds pursuant to a Sub-Advisory Agreement with the Payden and the P&R Trust dated as of June 28, 2007, as amended from time to time (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that subject to the control and supervision of Payden and the P&R Trust Board of Trustees, Wilshire will provide an investment program with respect to the assets of each of the four Longevity Funds as may be provided it by Payden. Wilshire will pay for all salaries of personnel and facilities required by it to execute its duties under the Sub-Advisory Agreement and shall pay all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transactions charges, if any) purchased by a Longevity Fund. For the fiscal year ended October 31, 2007 for each Longevity Fund, Wilshire earned a fee of 0.15% based on each Fund's average daily net assets, computed daily and payable monthly.

THE M/P TRUST

Adviser - Metzler/Payden Funds

Metzler/Payden, founded in 1998, is a joint venture owned equally by Payden and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany. It currently has approximately $1.6 billion of assets under management. Payden, founded in 1983, is one of the largest independent investment counseling firms in the United States, with over 157 employees and approximately $57 billion in assets under management for over 262 clients. Metzler is a major German financial institution, and through its various subsidiaries, is one of the leading investment managers in Germany. It manages assets totaling 36.5 billion euro for institutional clients and mutual funds, including European equity and balanced funds.

Metzler/Payden's focus is the management of equity and fixed income securities in both the domestic and global markets. Portfolios are actively managed according to client approved guidelines and benchmarks. In addition to its own employees, Metzler/Payden's investment management process utilizes different teams, composed of personnel made available by Payden and Metzler pursuant to a Service Agreement, which are responsible for the day-to-day management of client portfolios, including each of the Metzler/Payden Funds, within the broad investment parameters set by Metzler/Payden's Co-Chief Investment Officers.

Metzler/Payden provides investment management services to the Metzler/Payden Funds pursuant to an Investment Management Agreement with the M/P Trust dated as of June 21, 2002, as amended from time to time (the "Metzler/Payden Agreement"). The Metzler/Payden Agreement provides that Metzler/Payden will pay all expenses incurred in connection with managing the ordinary course of a Metzler/Payden Fund's business, except the following expenses, which are paid by each Metzler/Payden Fund: (i) the fees and expenses incurred by a Metzler/Payden Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of Metzler/Payden; (iii) the fees and expenses of the Trust's custodian, transfer agent, fund accounting agent and administrator; (iv) the charges and expenses of legal counsel and independent accountants for the M/P Trust; (v) brokers' commissions and any issue or transfer taxes chargeable to a Metzler/Payden Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Metzler/Payden Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the M/P Trust may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Metzler/Payden Fund and of its shares with the SEC, registering the M/P Trust as a broker or dealer and qualifying the shares of a Metzler/Payden Fund under state securities laws, including the preparation and printing of the M/P Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the M/P Trust's business, and (xii) any expenses assumed by the M/P Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Metzler/Payden Agreement provides that Metzler/Payden receives a monthly fee from each Metzler/Payden Fund at the following annual rates:

FUND                                                    FEE
---------------------------------------------           ---------------------------------
Metzler/Payden European Emerging Markets Fund           0.75% of average daily net assets
Metzler/Payden European Leaders Fund

Metzler/Payden International Real Estate Fund           0.85% of average daily net assets

Gross fees earned by Metzler/Payden, Metzler/Payden Fund expenses subsidized by Metzler/Payden and the net advisory fee or net expense subsidy for the past three fiscal years ended October 31 for the Metzler/Payden Funds are shown below.

                                                                    FISCAL YEAR ENDED OCTOBER 31
                                --------------------------------------------------------------------------------------------------
                                              2005                                 2006                       2007
                                ------------------------------- -------------------------------- ---------------------------------
                                                         NET                             NET                              NET
                                   FEE     SUBSIDY  FEE/SUBSIDY    FEE     SUBSIDY   FEE/SUBSIDY    FEE      SUBSIDY   FEE/SUBSIDY
                                -------- ---------  ----------- -------- ----------  ----------- ---------- ---------  -----------
European Emerging Markets
 Fund ........................  $130,686 $(325,669) $(194,983)  $602,680 $ (378,093) $ 224,587   $3,122,029 $      --  $3,122,029
European Leaders Fund.........    43,098  (164,255)  (121,157)    84,342   (144,430)   (60,088)     130,956   (85,864)     45,092
International Real Estate
 Fund ........................        --        --         --         --         --         --       28,814  (107,546)    (78,732)

The Metzler/Payden Funds are responsible for their own operating expenses. Metzler/Payden has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit each Metzler/Payden Fund's aggregate Total Annual Fund Operating Expenses or Net Annual Fund Operating Expenses (in each case, excluding interest and tax expenses), as applicable, to the limit set forth in the Fees and Expenses Table (each an "expense limitation") of the Prospectus. Any such reductions made by Metzler/Payden in its fees or payment of expenses which are a Metzler/Payden Fund's obligation are subject to reimbursement by the respective Fund to Metzler/Payden, if so requested by Metzler/Payden, in subsequent fiscal years if the aggregate amount actually paid by such Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable expense limitation on Fund expenses. Metzler/Payden is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

In the event the operating expenses of a Metzler/Payden Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's applicable expense limitation, Metzler/Payden shall reduce its advisory fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Metzler/Payden shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, Metzler/Payden shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Metzler/Payden Agreement provides that Metzler/Payden will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Metzler/Payden Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of Metzler/Payden's duties or from reckless disregard by Metzler/Payden of its duties and obligations thereunder. Unless earlier terminated as described below, the Metzler/Payden Agreement will continue in effect with respect to each Metzler/Payden Fund for two years after the Fund's inclusion in the M/P Trust's Declaration of Trust (on or around its commencement of operations) and then continue for each such Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each such Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Metzler/Payden Agreement by vote cast in person at a meeting called for such purpose. The Metzler/Payden Agreement terminates upon assignment and may be terminated with respect to a Metzler/Payden Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

SHAREHOLDER SERVICING PLAN

Each of the P&R Trust and M/P Trust has adopted Shareholder Servicing Plans with respect to its respective Funds that allows each Fund discussed in the Prospectus (other than the Payden Cash Reserves Money Market Fund) to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Fund through the intermediary. With respect to each Payden Fund and Metzler/Payden Fund, the fee is payable at an annual rate not to exceed 0.25% of the Fund's average daily net assets invested through the intermediary. With respect to each Payden/Wilshire Longevity Fund, the fee is payable at an annual rate not to exceed 0.20% of the Fund's average daily net assets invested through the intermediary. In each case, because these fees are paid out of the Fund's assets, over time these fees will also increase the cost of a shareholder's investment in the Fund.

The shareholder services that may be provided under the Shareholder Servicing Plan are non-distribution shareholder services which the intermediary provides with respect to shares of the Fund owned from time to time by customers of the intermediary. Such services include (i) transfer agent and sub-transfer agent type of services for beneficial owners of Fund shares, (ii) aggregating and processing purchase and redemption orders for Fund shareholders, (iii) providing beneficial owners of Fund shares who are not record owners with statements showing their positions in the Fund, (iv) processing dividend payments for Fund shares, (v) providing sub-accounting services for Fund shares held beneficially,
(vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners of Institutional Class shares who are not record owners, (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Fund shares who are not record owners, (viii) responding generally to inquiries these shareholders have about the Fund or Funds, and (ix) providing such other information and assistance to these shareholders as they may reasonably request.

In addition to fees paid under the respective Shareholder Servicing Plans for the Payden Funds and the Metzler/Payden Funds, a Fund's investment adviser may pay service, administrative or other similar fees to broker/dealers or other financial intermediaries. Those fees are generally for sub-accounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. Those payments are sometimes necessary to ensure that the Fund is listed on supermarket and other platforms maintained by certain dealers, agents and financial institutions. The Fund's investment adviser believes that such payments and listings will make shares of the Fund available to a wider distribution network. The rate of those fees paid by the Fund's investment adviser may vary and ranges from 0.10% to 0.15% of the average daily net assets of the Fund attributable to a particular intermediary.

DISTRIBUTION ARRANGEMENTS

Pursuant to separate agreements (each, a "Distribution Agreement") with the P&R Trust and the M/P Trust, Payden & Rygel Distributors (the "Distributor"), 333 South Grand Avenue, Los Angeles, California 90071, acts as distributor for each of the Payden Funds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The offering of Fund shares is continuous. Each Distribution Agreement contains provisions with respect to renewal and termination similar to those in the respective Investment Management Agreements described above. Pursuant to each Distribution Agreement, each of the P&R Trust and M/P Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

No compensation is payable by the Funds to the Distributor for its distribution services, except pursuant to the Distribution Plan described below. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and SAIs (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

RULE 12b-1 DISTRIBUTION PLAN

Payden/Wilshire Longevity Funds

The Board of Trustees of the P&R Trust has adopted a Distribution Plan pursuant to SEC Rule 12b-1 under which each Payden/Wilshire Longevity Fund is allowed to pay asset-based sales charges or distribution and service fees for the distribution, sale or servicing of its shares. These activities include advertising, compensation to the Distributor and other intermediaries for sales and marketing activities and materials and related shareholder servicing. The fee is payable at an annual rate of 0.25% of each Fund's average daily net assets regardless of the actual expenses incurred, which the Distributor may use to compensate other broker-dealers. As indicated in the table in the "Fees and Expenses" section of the Prospectus, this fee is included in the Annual Fund Operating Expenses for each Fund. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment.

The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the P&R Trust, including a majority vote of the Trustees who are not "interested persons" of the P&R Trust (as defined in the 1940 Act) and have no direct or indirect financial interest in the operations of the Plan or in any agreement relating to the Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the shareholders of a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment.

For the fiscal year ended October 31, 2007, the Longevity Funds paid the following 12b-1 fees to the Funds' distributor: Payden/Wilshire Longevity Fund 2010+, $1,484; Payden/Wilshire Longevity Fund 2020+, $1,501; Payden/Wilshire Longevity Fund 2030+, $1,877; Payden/Wilshire Longevity Fund 2010+, $1,609.

ADMINISTRATOR, TRANSFER AGENT, FUND ACCOUNTANT, CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Administrator

Treasury Plus, Incorporated ("Treasury Plus"), located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of Payden which serves as administrator to each Fund. Under separate Administration Agreements with each of the P&R Trust and M/P Trust, Treasury Plus has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of each of the Funds, transmit communications by each Fund to shareholders of record, make periodic reports to the respective Boards of Trustees regarding Fund operations, and oversee the work of the fund accountant and transfer agent.

For providing administrative services to each of the P&R Trust and the M/P Trust, Treasury Plus receives in each case a monthly fee at the annual rate of 0.12% of the daily net assets of the Funds of each of the P&R Trust and M/P Trust.

In the case of its Administration Agreement with the P&R Trust with respect to the Payden Funds and the Payden/Wilshire Longevity Funds, Treasury Plus has agreed that, if in any fiscal year the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to Treasury Plus pursuant to its agreement with the P&R Trust, to (ii) the aggregate fees respecting the Fund otherwise payable to Treasury Plus pursuant to its agreement and to Payden pursuant to its Investment Management Agreement with the P&R Trust.

During the last three fiscal years, Treasury Plus earned the amounts listed below.

                                                                     FISCAL YEAR ENDED OCTOBER 31
                                                                   --------------------------------
                                                                    2005         2006         2007
                                                                   (000S)       (000S)       (000S)
                                                                   ------       ------       ------
Payden Cash Reserves Money Market Fund........................       289          612          693
Payden Limited Maturity Fund..................................       251          263          186
Payden Short Bond Fund........................................       295          375          386
Payden U.S. Government Fund...................................        41           53           63
Payden GNMA Fund..............................................        90          137          185
Payden Core Bond Fund.........................................       502          876          968
Payden Opportunity Bond.......................................       110          143           98
Payden High Income Fund.......................................       332          299          326
Payden Tax Exempt Bond Fund...................................        17           22           17
Payden California Municipal Income Fund.......................        24           41           52
Payden Value Leaders Fund.....................................        42           61           99
Payden Market Return Fund.....................................        78           76           75
Payden U.S. Growth Leaders Fund...............................        18           74          109
Payden Global Short Bond Fund.................................       141          251          167
Payden Global Fixed Income Fund...............................       151          217          149
Payden Emerging Markets Bond Fund.............................        45          127          159
Payden/Wilshire Longevity Fund 2010+*.........................        --           --            1
Payden/Wilshire Longevity Fund 2020+*.........................        --           --            1
Payden/Wilshire Longevity Fund 2030+*.........................        --           --            1
Payden/Wilshire Longevity Fund 2040+*.........................        --           --            1
Metzler/Payden European Emerging Markets Fund.................        14           96          500
Metzler/Payden European Leaders Fund..........................         5           13           21
Metzler/Payden International Equity Fund......................        --           --            4

(*) The Payden/Wilshire Longevity Funds commenced operations on June 28, 2007.

Transfer Agent

Pursuant to separate agreements with the P&R Trust and M/P Trust, respectively, UMB Fund Services, Inc. ("UMB"), located at 803 W. Michigan Street, Milwaukee, Wisconsin 53233, provides transfer agency services to each of the Payden Funds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. UMB receives from the P&R Trust and M/P Trust, respectively, fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.

Fund Accountant

Pursuant to separate agreements with the P&R Trust and M/P Trust, respectively, Mellon Trust of New England, N.A. ("Mellon Trust"), located at 135 Santilli Highway, Everett, Massachusetts 02149, provides fund accounting services to each of the Payden Funds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds. These services include the calculation of daily expense accruals and net asset value per share for the Funds. Mellon Trust receives from the P&R Trust and M/P Trust, respectively, fees for these fund accounting services, and certain out-of-pocket expenses are also reimbursed at actual cost.

The liability provisions of the agreements between Treasury Plus, UMB and Mellon Trust with the P&R Trust and M/P Trust, respectively, are similar to those of the Payden Agreement and Metzler/Payden Agreement discussed above. In addition, each of the P&R Trust and M/P Trust, respectively, has agreed to indemnify Treasury Plus, UMB and Mellon Trust against certain liabilities. Each agreement may be terminated by either party to such agreement on 90 days' notice.

Custodian

Pursuant to separate agreements with the P&R Trust and M/P Trust, respectively, Mellon Trust (the "Custodian") serves as custodian for the assets of each of the Payden Funds, Payden/Wilshire Longevity Funds and Metzler/Payden Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its separate Custodian Agreements with the P&R Trust and M/P Trust, respectively, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees of each of the P&R Trust and M/P Trust has delegated to the Custodian the selection of foreign custodians and to Payden and Metzler/Payden, respectively, the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and by Payden and Metzler/Payden, respectively, of the risks in connection with foreign custodial and securities depository arrangements will always be correct, or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of a Fund will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP ("Deloitte") serves as the independent registered public accounting firm for each of the Funds. Deloitte provides audit services to each of the Funds. Its address is 111 S. Wacker Drive, Chicago, Illinois 60606-4301. The Funds' respective financial statements incorporated herein, as described under "Other Information - Financial Statements" below, have been audited by Deloitte, as stated in its respective reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the respective reports of Deloitte, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

                               PORTFOLIO MANAGERS

THE P&R TRUST

Adviser Portfolio Manager Conflicts of Interest - Payden

Payden adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of a Payden Fund or Payden/Wilshire Longevity Fund and his or her management of other Funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among Funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.

With respect to the Payden/Wilshire Longevity Funds in particular, each Longevity Fund intends to invest a substantial portion of its assets in affiliated funds (i.e., any of the Payden Funds), and a conflict of interest could arise when, under certain circumstances, investment decisions with respect to the Longevity Fund could negatively affect affiliated Underlying Funds. For instance, the Longevity Fund may purchase and redeem shares of an affiliated Underlying Fund at a time which may require the Underlying Fund to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an affiliated Underlying Fund's transaction costs and accelerate the realization of taxable income by its shareholders if sales of securities resulted in gains. As each Longevity Fund invests in affiliated funds, the Trustees and officers of the P&R Trust, each of which serves in the same position with respect to, and has a fiduciary duty to, the Longevity Fund and the affiliated Underlying Funds, may face a conflict of interest if the interests of the Longevity Fund and of the affiliated Underlying Fund were ever to become divergent. The Trustees of the P&R Trust believe they have structured the Longevity Funds to avoid these concerns. However, a situation could occur where proper action for a Longevity Fund could be adverse to the interests of an affiliated Underlying Fund, or the reverse could occur. If such a possibility arises, the Trustees and officers of the P&R Trust and Payden and Wilshire will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

Payden has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that Payden will anticipate all potential conflicts of interest.

Adviser Portfolio Manager Fund Holdings and Other Managed Accounts - Payden

As described below, portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by Payden.

The following table reflects information as of October 31, 2007. The Payden Global Equity Fund was not in operation at October 31, 2007. None of these accounts pay performance-based fees.

                                                                          NUMBER OF OTHER
                                                                            REGISTERED         NUMBER OF OTHER
                                                                            INVESTMENT        POOLED INVESTMENT   NUMBER OF OTHER
                                                                         COMPANIES (RICS)      VEHICLES (PIVS)      ACCOUNTS THAT
                                                                          THAT PORTFOLIO       THAT PORTFOLIO     PORTFOLIO MANAGER
                                                   DOLLAR RANGE OF        MANAGER MANAGES      MANAGER MANAGES     MANAGES (ASSETS
                                                     FUND SHARES         (ASSETS OF RIC IN     (ASSETS OF PIVS    OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                     OWNED (1)            MILLIONS) (2)      IN  MILLIONS) (3)   IN MILLIONS) (4)
-----------------                             -----------------------   ------------------   -----------------  ------------------
MARY BETH SYAL...............................                                 1 $34                None             156 $2,778
Payden Limited Maturity Fund.................          None
Payden Short Bond Fund.......................          None
Payden U.S. Government Fund..................          None
Payden Global Short Bond Fund................          None

DAVID P. BALLANTINE..........................                                  None                None               3 $158
Payden Limited Maturity Fund.................          None
Payden Short Bond Fund.......................          None
Payden U.S. Government Fund..................          None
Payden GNMA Fund.............................          None
Payden Market Return Fund....................      $1 - $10,000

                                                                          NUMBER OF OTHER
                                                                            REGISTERED         NUMBER OF OTHER
                                                                            INVESTMENT        POOLED INVESTMENT    NUMBER OF OTHER
                                                                         COMPANIES (RICS)      VEHICLES (PIVS)      ACCOUNTS THAT
                                                                          THAT PORTFOLIO       THAT PORTFOLIO     PORTFOLIO MANAGER
                                                   DOLLAR RANGE OF        MANAGER MANAGES      MANAGER MANAGES     MANAGES (ASSETS
                                                     FUND SHARES         (ASSETS OF RIC IN     (ASSETS OF PIVS    OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                     OWNED (1)            MILLIONS) (2)      IN  MILLIONS) (3)   IN MILLIONS) (4)
-----------------                             -----------------------   ------------------   -----------------  ------------------
ASHA B. JOSHI................................                                  None                None              18 $4,375
Payden Market Return Fund....................      $1 - $10,000

GARY S. GREENBERG............................                                  1 $6                None                None
Payden GNMA Fund.............................          None

BRIAN W. MATTHEWS............................                                 3 $575               $ 581             26 $6,854
Payden/Wilshire Longevity Fund 2010+.........          None
Payden/Wilshire Longevity Fund 2020+.........          None
Payden/Wilshire Longevity Fund 2030+.........          None
Payden/Wilshire Longevity Fund 2040+.........          None

JAMES P. SARNI                                                                 None                None              26 $3,905
Payden Core Bond Fund........................          None
Payden Opportunity Bond Fund.................          None

RENA PATEL...................................                                  None                None                None
Payden Tax Exempt Bond Fund..................          None
Payden California Municipal Income Fund......          None

CHRISTOPHER N. ORNDORFF......................                                  1 $6               4 $221             7 $2,090
Payden Value Leaders Fund....................   $100,001 - $500,000
Payden U.S. Growth Leaders Fund..............  $500,001- $1,000,000

JAMES T. WONG................................                                 1 $255              2 $163               1 $41
Payden Value Leaders Fund....................          None
Payden U.S. Growth Leaders Fund..............          None

SCOTT J. WEINER..............................                                 2 $626              4 $255             23 $4,288
Payden Value Leaders                                   None
Fund.........................................

KRISTIN J. CEVA..............................                                  None                1 $4                None
Payden Global Fixed Income Fund..............          None
Payden Emerging Markets Bond Fund............          None
Payden Core Bond                                       None
Fund.........................................
Payden Opportunity Bond Fund.................          None

TIMOTHY K. RIDER.............................                                  None               2 $438               1 $76
Payden Global Fixed Income Fund..............          None

SABUR MOINI.................................                                   None               2 $223               None
Payden High Income                                     None
Fund.........................................

CRISTINA PANAIT..............................                                  None                1 $4                None
Payden Emerging Markets Bond Fund............          None

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
     $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through Payden's 401(k) plan.

(2) Indicates fund(s) where the portfolio manager also has significant responsibilities for the day-to-day management of the fund(s).

(3) Represents offshore funds advised by Payden which are only sold to offshore investors.

(4) Reflects other separately managed accounts in which Payden is the investment adviser.

The following table reflects information as of January 31, 2008.


                                                                        NUMBER OF OTHER
                                                                          REGISTERED          NUMBER OF OTHER
                                                                          INVESTMENT         POOLED INVESTMENT     NUMBER OF OTHER
                                                                       COMPANIES (RICS)       VEHICLES (PIVS)       ACCOUNTS THAT
                                                                        THAT PORTFOLIO        THAT PORTFOLIO      PORTFOLIO MANAGER
                                                    DOLLAR RANGE OF     MANAGER MANAGES       MANAGER MANAGES      MANAGES (ASSETS
                                                      FUND SHARES      (ASSETS OF RIC IN      (ASSETS OF PIVS     OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                      OWNED (1)         MILLIONS)(2)         IN MILLIONS)(3)     IN MILLIONS) (4)
-----------------                                   --------------    ------------------    ------------------    ----------------

GREGORY L. TORNGA................................                            None                 None                 None
Payden High Income Fund                                 None

NIGEL JENKINS....................................                            None                 None                 None
Payden Global Short Bond Fund....................       None
Payden Global Fixed Income Fund..................       None

FRANK LEE........................................                            None                 None                 None
Payden U.S. Growth Leaders Fund..................       None


(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
    $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through Payden's 401(k) plan.

(2) Indicates fund(s) where the portfolio manager also has significant responsibilities for the day-to-day management of the fund(s).

(3) Represents offshore funds advised by Payden which are only sold to offshore investors.

(4) Reflects other separately managed accounts in which Payden is the investment adviser.


Adviser Portfolio Manager Compensation - Payden

Portfolio managers and other investment personnel are paid competitive salaries by Payden. In addition, they may receive bonuses based on the overall profit of the firm and their contribution to the investment team(s) on which they participate. The relative mix of compensation represented by salary and bonus will vary depending on the individual's contribution to the investment team(s), contributions to the firm overall and other factors.

Sub-Adviser Portfolio Manager Conflicts of Interest - Wilshire

Each of the Longevity Funds invests substantially all of its assets in other mutual funds (Underlying Funds) or ETFs through a structure known as "fund of funds." It is the policy of Wilshire that all decisions concerning the selection of funds be based solely on the best interests of each Longevity Fund and its investors, and without regard to any revenue that Wilshire receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by any Wilshire business unit. Accordingly, Wilshire operates Wilshire Funds Management, Wilshire Analytics, Wilshire Consulting and Wilshire Private Markets as separate business units. Each business unit has its own leadership team and professional and support staff. Moreover, Wilshire has adopted policies and procedures that are designed to provide full disclosure of all potential, actual or perceived conflicts and to prevent staff from having internal access to information that otherwise might appear to compromise their objectivity.

In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted pursuant to Wilshire's Code of Ethics.

Sub-Adviser Portfolio Manager Fund Holdings and Other Managed Accounts -
Wilshire

As described below, portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by Wilshire.

The following table reflects information as of October 31, 2007. None of these accounts pay performance-based fees.

                                                                     NUMBER OF OTHER
                                                                       REGISTERED           NUMBER OF OTHER
                                                                       INVESTMENT          POOLED INVESTMENT      NUMBER OF OTHER
                                                                    COMPANIES (RICS)        VEHICLES (PIVS)        ACCOUNTS THAT
                                                                     THAT PORTFOLIO         THAT PORTFOLIO      PORTFOLIO MANAGER
                                               DOLLAR RANGE OF       MANAGER MANAGES        MANAGER MANAGES       MANAGES (ASSETS
                                                 FUND SHARES        (ASSETS OF RIC IN       (ASSETS OF PIVS      OF OTHER ACCOUNTS
PORTFOLIO MANAGER                                   OWNED             MILLIONS) (1)          IN  MILLIONS)       IN MILLIONS) (1)
-----------------------------------------      ---------------      -----------------      -----------------    -----------------
CLEO CHANG................................                                  0                       0               $154,200
Payden/Wilshire Longevity Fund 2010+......          None
Payden/Wilshire Longevity Fund 2020+......          None
Payden/Wilshire Longevity Fund 2030+......          None
Payden/Wilshire Longevity Fund 2040+......          None


(1) Reflects other separately managed accounts of which the Sub-Adviser is the investment adviser.

Sub-Adviser Portfolio Manager Compensation - Wilshire

Wilshire's portfolio managers and other investment personnel receive a competitive salary and bonus. The salary is set each year and is commensurate with the contribution that the portfolio manager makes to his team, the investment process and to the overall success of the firm. The bonus portion of his salary is based on the performance of the portfolio manager, of the funds management division and the company as a whole.

THE M/P TRUST

Portfolio Manager Conflicts of Interest - Matzler/Payden

Metzler/Payden has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of a Metzler/Payden Fund and his or her management of other Funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among Funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. Metzler/Payden has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that Metzler/Payden will anticipate all potential conflicts of interest.

Portfolio Manager Fund Holdings and Other Managed Accounts - Metzler/Payden

As described below, portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by Metzler/Payden.


The following table reflects information as of October 31, 2007. None of these accounts pay performance-based fees.

                                                                                NUMBER OF
                                                                            OTHER REGISTERED
                                                                               INVESTMENT        NUMBER OF OTHER        NUMBER OF
                                                                                COMPANIES       POOLED INVESTMENT    OTHER ACCOUNTS
                                                                               (RICS) THAT       VEHICLES (PIVS)     THAT PORTFOLIO
                                                                            PORTFOLIO MANAGER    THAT PORTFOLIO      MANAGER MANAGES
                                                          DOLLAR RANGE       MANAGES (ASSETS     MANAGER MANAGES       (ASSETS OF
                                                         OF FUND SHARES        OF RICS IN        (ASSETS OF PIVS     OTHER ACCOUNTS
PORTFOLIO MANAGER                                           OWNED(1)            MILLIONS)        IN MILLIONS)(2)     IN MILLIONS)(3)
----------------                                            --------            ---------        ---------------     ---------------
MARKUS BRUECK                                                                    None                3 $188              2 $214
Metzler/Payden European Emerging Markets Fund........        None

FRANK HEISE..........................................                            None                1 $110              2 $124
Metzler/Payden European Leaders Fund.................        None

                                                                                NUMBER OF
                                                                            OTHER REGISTERED
                                                                               INVESTMENT        NUMBER OF OTHER        NUMBER OF
                                                                                COMPANIES       POOLED INVESTMENT    OTHER ACCOUNTS
                                                                               (RICS) THAT       VEHICLES (PIVS)     THAT PORTFOLIO
                                                                            PORTFOLIO MANAGER    THAT PORTFOLIO      MANAGER MANAGES
                                                          DOLLAR RANGE       MANAGES (ASSETS     MANAGER MANAGES       (ASSETS OF
                                                         OF FUND SHARES        OF RICS IN        (ASSETS OF PIVS     OTHER ACCOUNTS
PORTFOLIO MANAGER                                           OWNED(1)            MILLIONS)        IN MILLIONS)(2)     IN MILLIONS)(3)
----------------                                            --------            ---------        ---------------     ---------------
CHRISTOPHER N. ORNDORFF..............................                           2 $214               4 $221             8 $2,090
Metzler/Payden International Real Estate Fund........ $500,000-$1,000,000

JAMES NEAL...........................................                            None                 None                None
Metzler/Payden International Real Estate Fund........        None

GARY GREENBERG.......................................                           1 $162                None                None
Metzler/Payden International Real Estate Fund........        None


(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
      $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through Metzler/Payden's 401(k) Plan.

(2) Represents both domestic pooled investment vehicles and off-shore funds advised by Metzler/Payden. The off-shore funds are only sold to off-shore investors.

(3) Reflects other separately managed accounts in which Metzler/Payden is the investment adviser.

The following table reflects information as of January 31, 2008

                                                                        NUMBER OF
                                                                     OTHER REGISTERED
                                                                        INVESTMENT        NUMBER OF OTHER         NUMBER OF
                                                                         COMPANIES       POOLED INVESTMENT     OTHER ACCOUNTS
                                                                        (RICS) THAT       VEHICLES (PIVS)      THAT PORTFOLIO
                                                                     PORTFOLIO MANAGER    THAT PORTFOLIO       MANAGER MANAGES
                                                       DOLLAR RANGE   MANAGES (ASSETS     MANAGER MANAGES        (ASSETS OF
                                                      OF FUND SHARES    OF RICS IN        (ASSETS OF PIVS      OTHER ACCOUNTS
PORTFOLIO MANAGER                                        OWNED(1)        MILLIONS)        IN MILLIONS)(2)      IN MILLIONS(3)
-----------------                                        --------        ---------        ---------------      --------------
SIMONE BEER
Metzler/Payden European Emerging Markets Fund.........    None            None                3 $188               3 $188

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
     $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through Metzler/Payden's 401(k) plan.

(2) Represents both domestic pooled investment vehicles and offshore funds advised by Metzler/Payden. The offshore funds are only sold to offshore investors.

(3) Reflects other separately managed accounts in which Metzler/Payden is the investment adviser.

Portfolio Manager Compensation - Metzler/Payden

A portfolio manager's compensation is split into a fixed and a variable component. The variable component is mainly determined by the performance of the individual accounts managed by the portfolio manager, the overall performance of the firm, in this case the Metzler Bank Group, and the portfolio manager's interaction within in the team.

        PORTFOLIO TRANSACTIONS - BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

A Fund's investment adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Fund's investment adviser seeks the best execution available. In seeking the most favorable execution, the investment adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Fund's investment adviser periodically evaluates the performance of brokers used for the purchase and sale of portfolio securities to ensure that the Fund is obtaining best execution of these transactions. Neither Payden nor Metzler/Payden has any "soft dollar" arrangements with any broker-dealer.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Fund's investment adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Fund's investment adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the investment adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Fund's investment adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

The investment adviser manages the Fund without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Fund generally will be. The turnover rate of a Fund is calculated by dividing
(a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.

The only Funds which paid brokerage commissions during the last three fiscal years are noted below:

                                                                 FISCAL YEAR ENDED OCTOBER 31
                                                           -------------------------------------
                                                               2005         2006         2007
                                                           ----------   -----------  -----------
Payden Market Return Fund...............................   $      200   $     2,167  $        --
Payden Value Leaders Fund...............................       75,374        64,911       49,700
Payden U.S. Growth Leaders Fund.........................       84,331       183,402      242,611
Payden Opportunity Bond Fund............................          404             0        5,004
Payden/Wilshire Longevity Fund 2010+....................           --            --          663
Payden/Wilshire Longevity Fund 2010+....................           --            --          819
Payden/Wilshire Longevity Fund 2010+....................           --            --        1,138
Payden/Wilshire Longevity Fund 2010+....................           --            --        1,441
Metzler/Payden European Emerging Market Fund............      148,415       751,847    3,388,480
Metzler/Payden European Leaders Fund....................       60,435        81,673       45,757
Metzler/Payden International Equity Fund................           --            --       15,916

Where commissions paid by these Funds have grown, they have done so for two reasons. First, as a part of its efforts to assure best execution for the Funds and its other investment advisory clients, the Funds' investment advisers have reduced the number of "principal" trades in which a market maker charges no commission, but instead profits from the spread between the purchase price and sale price of the shares. Transactions are now usually traded on a commission basis. With respect to the Metzler/Payden European Emerging Markets Fund, the significant increase in commissions is the result of the very significant growth in Fund size over the past three years.

The Board of Trustees of the P&R Trust and the Board of Trustees of the M/P Trust each periodically reviews the performance of Payden and Metzler/Payden, respectively, in connection with the placement of portfolio transactions on behalf of the Funds of which each serves as investment adviser.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the investment adviser for a Fund may purchase shares of that Fund. To avoid the imposition of duplicative fees, the Fund's investment adviser may be required to make adjustments in the management fees charged separately by the investment adviser to these managed account clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

Each Fund may, at the sole discretion of the Fund's investment adviser, accept securities in exchange for shares of the Fund. Securities which may be accepted in exchange for shares of the Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market, as determined by reference to the liquidity and pricing policies established by the Board of Trustees of the P&R Trust and the Board of Trustees of the M/P Trust, respectively; and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange, or market quotations by third party broker-dealers.

Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Payden Fund and Longevity Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each such Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. The Metzler/Payden funds reserve the right to pay any redemption price in whole or in part by a distribution in kind of securities held by a Metzler/Payden Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemptions, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. Each of the P&R Trust's Declaration of Trust and the M/P Trust's Declaration of Trust, respectively, also authorizes each Fund to redeem shares under certain other circumstances as may be specified by the Fund's Board of Trustees.

                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

If a Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

Each of the Payden Tax Exempt Bond Fund and the Payden California Municipal Income Fund intends to qualify to pay "exempt-interest" dividends to its shareholders, who may exclude those dividends from their gross income for federal income tax purposes. In order to be able to pay those dividends, a Fund must satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations the interest on which is excludable from gross income under section 103(a) of the Code.

With the exception of the Payden Tax Exempt Bond Fund and the Payden California Municipal Income Fund, dividends paid out of a Fund's investment company taxable income will generally be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. Distributions of net capital gains, and designated as such, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds' investment advisers intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax, and foreign taxes may not be deductible in computing alternative minimum taxable income.

CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.

The U.S. Supreme Court has accepted the appeal of a Kentucky case which could have a significant impact on the tax treatment of municipal bonds issued by the state of California and its political subdivisions. In 2006, the Kentucky Court of Appeals ruled that it was unlawful for a state to exempt from its income tax any interest derived from bonds issued by the state and its political subdivisions, while at the same time subjecting to its tax the interest derived from bonds issued by other states and their political subdivisions. A decision on the appeal is unlikely before mid-2008. If the U.S. Supreme Court sustains the Kentucky decision, all states may be required to provide equal tax treatment for interest derived from in-state and out-of-state municipal bonds. In that event, the California State legislature may determine that interest derived from all municipal bonds, whether held directly or indirectly through the Fund and regardless of their state of origin, will be exempt from the State's income tax. Alternatively, the legislature may determine that interest derived from bonds issued by the State and its political subdivisions will no longer be exempt from state income tax. Either of these alternatives may have an impact on the value of bonds issued by the State of California and its political subdivisions. The outcome of the case and the nature and timing of any required changes in tax laws are uncertain.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Walker LLP, counsel to the P&R Trust and the M/P Trust, has expressed no opinion in respect thereof.

                                FUND PERFORMANCE

Each Fund may quote its performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS

Yields for each class of shares of a Fund (other than the Payden Cash Reserves Money Market Fund) used in advertising are computed by dividing the interest income of the class for a given 30-day or one month period, net of expenses allocable to the class, by the average number of shares of the class entitled to receive dividends during the period, dividing this figure by the class' net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and converted to U.S. dollars either when they are actually converted or at the end of the period, whichever is earlier. Capital gains and losses are generally excluded from the calculation, as are gains and losses from currency exchange rate fluctuations.

The Fund may, from time to time, include the current yield or effective yield in advertisements or reports to shareholders or prospective investors. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

Yield refers to the income generated by an investment in the Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields.

With respect to the Payden Cash Reserves Money Market Fund, yields and effective yields for each class of shares of the Fund used in advertising are based on a seven day base period. A yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to at least the nearest 0.01%. An effective yield quotation, carried to at least the nearest 0.01%, is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate or income reported in the Fund's financial statements. Yields and other performance information may be quoted numerically, or in a table, graph or similar illustration.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to shares of a Fund reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in shares of the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

The one-year, five-year, ten-year and since inception total returns for each of the Funds through October 31, 2007 were as follows:

                                                                                         ANNUALIZED
                                                                                        RETURN SINCE
                                                             1 YEAR5    YEAR   10 YEAR   INCEPTION*      INCEPTION DATE
                                                             -------    ----   -------   ----------      --------------
Payden Cash Reserves Money Market Fund.....................    5.16     2.88                 3.71      December 17, 1997
Payden Limited Maturity Fund...............................    2.76     2.35    3.82                   May 1, 1994
Payden Short Bond Fund.....................................    4.94     2.82    4.67                   January 1, 1994
Payden U.S. Government Fund................................    5.29     2.63    4.81                   January 1, 1995
Payden GNMA Fund...........................................    4.94     4.00                 5.98      August 27, 1999
Payden Core Bond Fund......................................    3.44     3.65    5.39                   January 1, 1994
Payden Opportunity Bond Fund...............................    3.97     4.14    5.39                   December 9, 1996
Payden High Income Fund....................................    6.75     9.51                 5.60      December 30, 1997
Payden Tax Exempt Bond Fund................................    2.76     3.17    4.26                   December 21, 1993
Payden California Municipal Income Fund....................    2.63     3.20                 3.95      December 17, 1998
Payden Global Short Bond Fund..............................    3.97     3.83    4.87                   September 18, 1996
Payden Global Fixed Income Fund............................    3.85     3.87    5.30                   September 1, 1992
Payden Emerging Markets Bond Fund..........................    8.34    12.50                13.06      December 17, 1998
Payden Value Leaders Fund..................................   12.19    12.29    5.79                   November 1, 1996
Payden Market Return Fund..................................   12.48    13.54    6.35                   December 1, 1995
Payden U.S. Growth Leaders Fund............................   26.84    15.65                 2.28      June 17, 1999
Payden/Wilshire Longevity Fund 2010+**                                                       6.10      June 28, 2007
Payden/Wilshire Longevity Fund 2020+**                                                       6.10      June 28, 2007
Payden/Wilshire Longevity Fund 2030+**                                                       6.20      June 28, 2007
Payden/Wilshire Longevity Fund 2040+**                                                       7.10      June 28, 2007
Metzler/Payden European Emerging Markets Fund..............   46.45                         44.12      December 30, 2002
Metzler/Payden European Leaders Fund.......................   28.61                         24.13      December 30, 2002
Metzler/Payden International Real Estate Fund**                                              0.61      February 21, 2007


*     If less than 10 years since inception.

**    Not annualized if less than one year since inception.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION

P&R Trust

Each Payden Fund and each Payden/Wilshire Longevity Fund is a series of the P&R Trust, an open-end management investment company organized as a Massachusetts business trust in January 1992. The capitalization of each such Fund consists solely of an unlimited number of shares of beneficial interest. The P&R Trust Board of Trustees has currently authorized twenty-one series of shares: Payden Limited Maturity Fund, Payden Short Bond Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Opportunity Bond Fund, Payden High Income Fund, Payden Cash Reserves Money Market Fund, Payden Tax Exempt Bond Fund, Payden California Municipal Income Fund, Payden Value Leaders Fund, Payden Market Return Fund, Payden U.S. Growth Leaders Fund, Payden Global Short Bond Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Global Equity Fund, Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+. Except for the Payden Global Equity Fund, which commences operations on March 31, 2008, each of the Funds is currently open and operational.

Other than the Payden Cash Reserves Money Market Fund, no Fund has more than one class of shares. The P&R Trust Board of Trustees has established a second class of shares, the Class D Shares, of the Payden Cash Reserves Money Market Fund, although no Class D Shares have been issued to date. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

The P&R Trust Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the P&R Trust. The P&R Trust Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the P&R Trust in connection with its organization and the initial public offering are being reimbursed to Payden, subject to the expense limitation described in the Prospectus under "Investment Adviser", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the P&R Trust will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

M/P Trust

Each of the Metzler/Payden Funds is a series of the M/P Trust, an open-end management investment company organized as a Delaware business trust in March 2002. The capitalization of each Metzler/Payden Fund consists solely of an unlimited number of shares of beneficial interest. The M/P Trust Board of Trustees has currently authorized three series of shares: Metzler/Payden European Emerging Markets Fund, Metzler/Payden European Leaders Fund and Metzler/Payden International Real Estate Fund.

The M/P Trust Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the M/P Trust. The M/P Trust Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the M/P Trust in connection with its organization and the initial public offering are being reimbursed to Metzler/Payden, subject to the expense limitation described in the Prospectus under "Investment Adviser", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the M/P Trust will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

P&R Trust

Under Massachusetts law, shareholders of a Payden Fund or Longevity Fund could, under certain circumstances, be held personally liable for the obligations of that Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Payden Fund or Longevity Fund for acts or obligations of the P&R Trust, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Payden Fund or Longevity Fund Fund or the P&R Trust Board of Trustees. The P&R Trust Declaration of Trust provides for indemnification out of Payden Fund or Longevity Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Payden Fund or Longevity Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Payden Fund or Longevity Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the P&R Trust will be personally liable for any obligations of the P&R Trust, nor will any officer or Trustee be personally liable to the P&R Trust or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the P&R Trust is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

The M/P Trust

Under Delaware law, shareholders of a Metzler/Payden Fund are not personally held liable for the obligation of that Fund. The M/P Trust's Declaration of Trust, dated as of May 1, 2002, provides for indemnification out of Metzler/Payden Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Metzler/Payden Fund.

The M/P Trust Declaration of Trust provides further that no officer or Trustee of the M/P Trust will be personally liable for any obligations of the M/P Trust, nor will any officer or Trustee be personally liable to the M/P Trust or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the M/P Trust Declaration of Trust provides that a Trustee or officer of the M/P Trust is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer

VOTING

The P&R Trust

Shareholders of the Payden Funds and Longevity Funds and any other series of the P&R Trust will vote in the aggregate and not by series or class except as otherwise required by law or when the P&R Trust Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent registered public accounting firm and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the P&R Trust voting without regard to series or class.

The M/P Trust

Shareholders of the Metzler/Payden Funds and any other series of the M/P Trust will vote in the aggregate and not by series or class except as otherwise required by law or when the M/P Trust Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent registered public accounting firm and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the M/P Trust voting without regard to series or class.

MARKET PRICING ERRORS

Each of the P&R Trust Board of Trustees and the M/P Trust Board of Trustees has adopted "Guidelines Concerning Correction of Market Pricing Errors," which set forth the procedures used in handling market pricing errors and their impact on a Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the Guidelines, exceptions to the policy may be granted as facts or circumstances warrant.

COUNSEL

Paul, Hastings, Janofsky & Walker LLP ("Paul Hastings") passes upon certain legal matters in connection with the shares offered by either the P&R Trust or the M/P Trust, and also acts as counsel to each of the P&R Trust and M/P Trust and to the Independent Trustees of the P&R Trust and the Independent Trustees of the M/P. Paul Hastings' address is 515 South Flower Street, Los Angeles, California 90071.

LICENSE AGREEMENT AND MARKS

Payden has entered into a non-exclusive License Agreement with the P&R Trust which permits the P&R Trust to use the name "Payden & Rygel". Payden has the right to require the P&R Trust to cease using the name at such time as Payden is no longer employed as investment manager to the P&R Trust.

"Payden" is the service mark of Payden & Rygel.

Metzler/Payden has entered into a non-exclusive License Agreement with the M/P Trust which permits the M/P Trust to use the name "Metzler/Payden". Metzler/Payden has the right to require the M/P Trust to cease using the name at such time as Metzler/Payden is no longer employed as investment manager to the M/P Trust.

"Wilshire" is a registered service mark of Wilshire Associates Incorporated, Santa Monica, California.

FINANCIAL STATEMENTS

Each of the audited financial statements of the Payden Funds, the Payden/Wilshire Longevity Funds and the Metzler/Payden Funds are incorporated in this SAI by reference to its respective 2007 Annual Report to Shareholders on Form N-CSR. The financial statements in such Annual Reports have been audited by the Funds' independent registered public accounting firm, Deloitte & Touche LLP, whose reports thereon also appears in such Annual Reports and are incorporated herein by reference.

Additional copies of each of the Funds' 2007 Annual Reports to Shareholders may be obtained at no charge by calling 1-800-572-9336.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the P&R Trust's registration statement or the M/P Trust's registration statement, each filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Each registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to herein are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                 F O R M  N-1A

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

        (a.1)       Master Trust Agreement of Registrant (a).

        (a.2)       Certificate of Amendment of Master Trust Agreement (b).

        (a.3) Amendment No. 2 to the Master Trust Agreement dated September 16, 1993 (c).

        (a.4) Amendment No. 3 to the Master Trust Agreement dated December 13, 1993 (d).

        (a.5) Amendment No. 4 to the Master Trust Agreement dated March 17, 1994 (e).

        (a.6) Amendment No. 5 to the Master Trust Agreement dated as of August 31, 1994 (f).

        (a.7)       Amendment No. 6 to the Master Trust Agreement (g).

        (a.8)       Amendment No. 7 to the Master Trust Agreement (h).

        (a.9)       Amendment No. 8 to the Master Trust Agreement (i).

        (a.10)      Amendment No. 9 to the Master Trust Agreement (j).

        (a.11)      Amendment No. 10 to the Master Trust Agreement (k).

        (a.12)      Form of Amendment No. 11 to the Master Trust Agreement (k).

        (a.13)      Form of Amendment No. 12 to the Master Trust Agreement (l).

        (a.14)      Form of Amendment No. 13 to the Master Trust Agreement (m).

        (a.15)      Form of Amendment No. 14 to the Master Trust Agreement (u).

        (a.16)      Form of Amendment No. 15 to the Master Trust Agreement (u).

        (a.17)      Amendment No. 16 to the Master Trust Agreement (v).

        (a.18)      Form of Amendment No. 17 to the Master Trust Agreement (v).

        (a.19)      Amendment No. 18 to the Master Trust Agreement (y).

        (a.20)      Amendment No. 19 to the Master Trust Agreement (y).

        (a.21)      Amendment No. 20 to the Master Trust Agreement (z).

        (a.22)      Form of Amendment No. 21 to the Master Trust Agreement (aa).

        (a.23)      Form of Amendment No. 22 to the Master Trust Agreement (cc).

        (a.24)      Form of Amendment No. 23 to the Master Trust Agreement (cc).

        (a.25)      Form of Amendment No. 24 to the Master Trust Agreement (cc).

        (a.26)      Form of Amendment No. 25 to the Master Trust Agreement (dd).

        (a.27)      Form of Amendment No. 26 to the Master Trust Agreement (ee).


        (a.28)      Form of Amendment No. 27 to the Master Trust Agreement (ee).

        (a.29)      Form of Amendment No. 28 to the Master Trust Agreement (ff).

        (a.30)      Form of Amendment No. 29 to the Master Trust Agreement (ff).

        (a.31)      Form of Amendment No. 30 to the Master Trust Agreement (ff).

        (a.32)      Form of Amendment No. 31 to the Master Trust Agreement (gg).

        (a.33)      Form of Amendment No. 32 to the Master Trust Agreement (hh).

        (a.34)      Form of Amendment No. 33 to the Master Trust Agreement (hh).

        (a.35)      Form of Amendment No. 34 to the Master Trust Agreement (hh).

        (a.36)      Form of Amendment No. 35 to the Master Trust Agreement (hh).

        (a.37)      Form of Amendment No. 36 to the Master Trust Agreement (hh).


        (a.38)      Form of Amendment No. 37 to the Master Trust Agreement (ii)


        (b)         By-laws of Registrant (a).

        (c)         None.

        (d.1) Investment Management Agreement between Registrant and Payden & Rygel (n).

        (d.2) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

        (d.3) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated December 29, 1993, adding Short Bond, Core Bond (previously Intermediate Bond) and Opportunity Bond (previously Investment Quality
                    Bond) Funds to the Agreement (n).

        (d.4) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

        (d.5) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).

        (d.6) Agreement between Registrant and Payden & Rygel dated June 14, 1994 with respect to voluntary expense limitations (g).

        (d.7) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding U.S. Treasury Fund and International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).

        (d.8) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

        (d.9) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Value Leaders (previously Growth & Income) Fund to the Agreement (k).

        (d.10) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

        (d.11) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Total Return Fund, International Equity Fund and Global Balanced Fund to the Agreement (m).

        (d.12) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Cash Reserves (previously Bunker Hill) Money Market Fund to the
                    Agreement (u).

        (d.13) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).
        (d.14) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Emerging Markets Bond Fund, EuroDirect Fund and California Municipal Income Fund to the Agreement (w).

        (d.15) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the U.S. Growth Leaders Fund and the European Aggressive Growth Fund to the Agreement (z).

        (d.16) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Low Duration Bond Fund to the Agreement (aa).

        (d.17) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the GNMA Fund to the Agreement (aa).

        (d.18) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Small Cap Leaders Fund to the Agreement (bb).

        (d.19) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Real Return Fund to the Agreement (gg).

        (d.20) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ (hh).


        (d.21) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Global Equity Fund (ii).


        (d.d.1) Form of Sub-Advisory Agreement By and Between Payden & Rygel and Wilshire Associates, Inc. (hh).

        (e.1) Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc. (n).

        (e.2) Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors dated August 31, 1992 (p).

        (f)         None.

        (g) Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.1) Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of January 1, 1996
                    (o).

        (h.2) Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of August 26, 1999 (bb).

        (h.3) Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.4) Form of Transfer Agency Agreement between Registrant and UMB Fund Services, Inc (gg).

        (h.5)       License Agreement between Registrant and Payden & Rygel (n).

        (i.1)       Opinion of Counsel (b).

        (j.1)       Consent of independent registered public accounting firm.



        (j.2)       Consent of legal counsel.


        (k)         Not applicable.

        (l)         Investment letter of Payden & Rygel (b).

        (m.1) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).

        (m.2) The Payden & Rygel Investment Group Rule 12b-1 Distribution Plan, adopted March 20, 2007 (hh).

        (n)         Not applicable.

        (o) The Payden & Rygel Investment Group Multiple Class Plan, dated December 16, 1997 (v).

        (p.1)       Code of Ethics of The Payden & Rygel Investment Group (hh).

        (p.2)       Code of Ethics of Payden & Rygel (hh).

        (p.3) Supplemental Code of Ethics of The Payden & Rygel Investment Group for Principal Officers and Senior Financial Officers
                    (gg).

        (q.1)       Powers of Attorney of Dennis Poulsen and J. Clayburn La
                    Force (r).

        (q.2)       Power of Attorney of Stender E. Sweeney (r).

        (q.3)       Power of Attorney of Thomas McKernan, Jr. (s).

        (q.4)       Power of Attorney of W.D. Hilton, Jr. (f).

        (q.5)       Power of Attorney of Gerald S. Levey, M.D. (dd).
---------------------
(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

(y) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on April 15, 1999 and incorporated herein by reference.

(z) Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on July 21, 1999 and incorporated herein by reference.

(aa) Filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on July 29, 1999 and incorporated herein by reference.

(bb) Filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on November 19, 1999.

(cc) Filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement on February 15, 2000.

(dd) Filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on March 1, 2001.

(ee) Filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on February 28, 2002.

(ff) Filed as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement on January 31, 2003.

(gg) Filed as an exhibit to Post Effective Amendment No. 46 to the Registration Statement on February 11, 2004.

(hh) Filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on June 8, 2007.


(ii) Filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement on January 17, 2008.


Item 24.    Persons Controlled by or Under Common Control with Registrant.


As of January 31, 2008, the following persons held of record 25% or more of the outstanding shares of the following Funds of the Group: Payden High Income Fund:
National Financial Services, as Nominee, New York, New York, 36.41%; Payden U.S. Government Fund: City of Jacksonville, Jacksonville, FL, 33.26% and Valley Medical Center, Renton, WA, 29.76%; Payden Opportunity Bond Fund: Walt Disney Company Long-Term Disability Plan, Burbank, CA, 30.46%; Payden Emerging Markets Bond Fund, Charles Schwab & Co., as Nominee, San Francisco, CA, 35.45%; Payden Cash Reserves Money Market Fund: Union Bank of California, as Nominee, San Diego, CA, 25.55%; Payden Market Return Fund: Good Samaritan Hospital Pension Plan, Los Angeles, CA, 34.96%; Payden/Wilshire Longevity Fund 2010+: J. Payden Trust, Los Angeles, CA, 46.81%; Payden/Wilshire Longevity Fund 2020+: J. Payden Trust, Los Angeles, CA, 43.03%; Payden/Wilshire Longevity Fund 2030+:
Payden & Rygel 401(k) Plan, Los Angeles, CA, 36.84% and J. Payden Trust, LosAngeles, CA, 27.25%; Payden/Wilshire Longevity Fund 2040+: Naoma Tate Marital Trust, Salt Lake City, UT, 46.25% and J. Payden Trust, Los Angeles, CA, 35.21%.


Item 25.    Indemnification.

        Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

        Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

            During the two fiscal years ended December 31, 2007, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                    Office                                   Other Employment
-------------------                 ------                                   ----------------
Joan A. Payden                      President, CEO and
                                    Director

Robin Creswell                      Managing Principal                       Managing Director
                                    and Director                             Payden & Rygel Global Ltd.

Edward S. Garlock                   Managing Principal
                                    and Director

Asha B. Joshi                       Managing Principal
                                    and Director

Brian W. Matthews                   Managing Principal,
                                    Chief Financial Officer and Director

Christopher N. Orndorff             Managing Principal
                                    and Director

James P. Sarni                      Managing Principal
                                    and Director

Mary Beth Syal                      Managing Principal
                                    and Director

Scott J. Weiner                     Managing Principal
                                    and Director

Item 27.    Principal Underwriters.


        (a) In addition to the Registrant, Payden & Rygel Distributors, Inc. acts as principal underwriter, depositor or investment adviser to The Metzler/Payden Investment Group.


        (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -----------------------              -----------------------------
Joan A. Payden                        Chairman, President,                 Trustee, Chairman
                                      Chief Executive Officer              of the Board and
                                      and Director                         Chief Executive Officer

Christopher N. Orndorff               Chief Financial Officer              Trustee

Gregory P. Brown                      Vice President and Director          None

Yot Chattrabhuti                      Vice President                       Vice President

Richard L. Cowan                      Vice President                       None

Bradley F. Hersh                      Vice President and Controller        Vice President and
                                                                           Treasurer

Edward S. Garlock                     Secretary                            Secretary

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los

Angeles, California 90071); its adviser, Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Administrator, Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Fund Accountant, Mellon Trust of New England, N.A. (135 Santilli Highway, Everett, Massachusetts 02149); its Transfer Agent, UMB Fund Services, Inc. (803 West Michigan Street, Milwaukee, Wisconsin 53233); or its Custodian, Mellon Trust of New England, N.A. (One Boston Place, Boston, Massachusetts 02108).

Item 29. Management Services.

        Not Applicable.

Item 30. Undertakings.

        Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 27th day of February, 2008. The undersigned hereby certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.


                                          THE PAYDEN & RYGEL INVESTMENT GROUP

                                          By   /s/ Joan A. Payden
                                             -----------------------------------
                                                   Joan A. Payden
                                                   Chairman

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Joan A. Payden                     Trustee and Principal
-----------------------------          Executive Officer              February 27, 2008
Joan A. Payden

J. Clayburn La Force*                  Trustee                        February 27, 2008
-----------------------------
J. Clayburn La Force


Gerald S. Levey*                       Trustee                        February 27, 2008
-----------------------------
Gerald S. Levey, M.D.


Dennis C. Poulsen*                     Trustee                        February 27, 2008
-----------------------------
Dennis C. Poulsen


Thomas McKernan, Jr.*                  Trustee                        February 27, 2008
-----------------------------
Thomas McKernan, Jr.


Stender E. Sweeney*                    Trustee                        February 27, 2008
-----------------------------
Stender E. Sweeney


W.D. Hilton, Jr.*                      Trustee                        February 27, 2008
-----------------------------
W.D. Hilton, Jr.


/s/ Christopher N. Orndorff            Trustee                        February 27, 2008
-----------------------------
Christopher N. Orndorff


/s/ Mary Beth Syal                     Trustee                        February 27, 2008
-----------------------------
Mary Beth Syal

/s/ Brian W. Matthews                  Principal Financial            February 27, 2008
-----------------------------          and Accounting Officer
Brian W. Matthews

*/s/ Joan A. Payden
-----------------------------
By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                        FORM N-1A REGISTRATION STATEMENT


                         POST-EFFECTIVE AMENDMENT NO. 56


Exhibit No.     Title Of Exhibit
-----------     -----------------


(J.1)          Consent of independent registered public accounting firm.




(J.2)          Consent of legal counsel.